November 1, 2009 (as revised August 25, 2010)
Share Classes      Institutional    Class P    Administrative    Class D
As filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-06161

Allianz Funds Prospectus

Allianz AGIC Emerging Markets Opportunities Fund*
Institutional Class	AOTIX
Class P	AEMPX
Class D	AOTDX

Allianz AGIC Global Fund*
Institutional Class	NGBIX
Class P	AGMPX
Administrative Class	NGAAX
Class D	NGBDX

Allianz AGIC Growth Fund**
Institutional Class	PGFIX
Class P	AOGPX
Administrative Class	PGFAX
Class D	PGRDX

Allianz AGIC Income & Growth Fund*
Institutional Class	AZNIX
Class P	AIGPX
Class D	AZNDX

Allianz AGIC International Fund*
Institutional Class	NAISX
Class P	ANIPX
Administrative Class	ANCAX
Class D	PNIDX

Allianz AGIC Mid-Cap Growth Fund*
Institutional Class	ANMIX
Class P	AMGPX
Class D	ANGDX

Allianz AGIC Opportunity Fund**
Institutional Class	POFIX
Class P	AOCPX
Administrative Class	POADX
Class D	APPDX

Allianz AGIC Pacific Rim Fund*
Institutional Class	NAPRX
Class P	APRPX
Class D	PPRDX

Allianz AGIC Systematic Growth Fund*
Institutional Class	NGFIX
Class P	ANCPX
Administrative Class	NGFAX
Class D	NGWDX

Allianz AGIC Target Fund**
Institutional Class	PFTIX
Class P	AOTPX
Administrative Class	PTADX
Class D	PTRDX

Allianz CCM Capital Appreciation Fund
Institutional Class	PAPIX
Class P	ALAPX
Administrative Class	PICAX
Class D	PCADX

Allianz CCM Emerging Companies Fund
Institutional Class	PMCIX
Administrative Class	PMGAX

Allianz CCM Focused Growth Fund
Institutional Class	AFGIX
Class P	ACFPX
Administrative Class	ALADX
Class D	AFWDX

Allianz CCM Mid-Cap Fund
Institutional Class	PMGIX
Class P	ACMPX
Administrative Class	PMCGX
Class D	PMCDX

Allianz NFJ All-Cap Value Fund
Institutional Class	PNFIX
Class P	ANFPX
Administrative Class	PNCAX
Class D	PNFDX

Allianz NFJ Dividend Value Fund
Institutional Class	NFJEX
Class P	ADJPX
Administrative Class	ANDAX
Class D	PEIDX

Allianz NFJ International Value Fund
Institutional Class	ANJIX
Class P	AFVPX
Administrative Class	AIVAX
Class D	AFJDX

Allianz NFJ Large-Cap Value Fund
Institutional Class	ANVIX
Class P	ALCPX
Administrative Class	ALNFX
Class D	PNBDX

Allianz NFJ Mid-Cap Value Fund
Institutional Class	ANIVX
Class P	AMVPX
Class D	ANVDX

Allianz NFJ Renaissance Fund
Institutional Class	PRNIX
Administrative Class	PRAAX
Class D	PREDX

Allianz NFJ Small-Cap Value Fund
Institutional Class	PSVIX
Class P	ASVPX
Administrative Class	PVADX
Class D	PNVDX

Allianz RCM Disciplined International Equity Fund
Institutional Class	DRIEX
Administrative Class	RAIAX
Class D	DIENX

Allianz RCM Global Resources Fund
Institutional Class	RGLIX
Class P	APGPX
Class D	ARMDX

Allianz RCM Global Small-Cap Fund
Institutional Class	DGSCX
Class P	ARSPX
Class D	DGSNX

Allianz RCM Large-Cap Growth Fund
Institutional Class	DRLCX
Class P	ARLPX
Administrative Class	DLGAX
Class D	DLCNX

Allianz RCM Mid-Cap Fund
Institutional Class	DRMCX
Administrative Class	DRMAX
Class D	DMCNX

Allianz RCM Strategic Growth Fund
Institutional Class	ANRIX
Class P	AMSPX
Administrative Class	ANRAX
Class D	ARCDX

Allianz RCM Technology Fund
Institutional Class	DRGTX
Class P	ARTPX
Administrative Class	DGTAX
Class D	DGTNX

Allianz RCM Wellness Fund
Class D	DGHCX

*	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Nicholas-Applegate Capital Management LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “NACM” was replaced by “AGIC” in such Fund’s name (an exception is the Allianz AGIC Systematic Growth Fund, formerly known as the Allianz NACM Growth Fund). See page 1 of the Trust’s Statement of Additional Information for more information.
**	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Oppenheimer Capital LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “OCC” was replaced by “AGIC” in such Fund’s name. See page 1 of the Trust’s Statement of Additional Information for more information.

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ALLIANZ FUNDS

Supplement dated August 25, 2010
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class
and Class D Shares of Allianz Funds
Dated November 1, 2009

Disclosure Relating to Allianz CCM Capital Appreciation Fund,
Allianz CCM Emerging Companies Fund,
Allianz CCM Focused Growth Fund and Allianz CCM Mid-Cap Fund (the “CCM Funds”)

BOARD APPROVAL OF REORGANIZATIONS OF THE CCM FUNDS
INTO NEWLY-CREATED SERIES OF THE MANAGERS FUNDS

The Board of Trustees of Allianz Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which each CCM Fund would be reorganized with and into a corresponding, newly-created series (each a “New Fund”) of The Managers Funds (each a “Reorganization”). The Reorganizations are the result of the exercise of a Call Agreement, which was initially entered into in connection with the prior sale of Cadence Capital Management LLC (“CCM”). The Call Agreement provides CCM the right to identify successor funds and enter into a reorganization agreement with respect to the CCM Funds, as indicated under “Management of the Funds – Sub-Advisers – Cadence” in the Prospectus. CCM has assigned its rights under the Call Agreement to Managers Investment Group LLC (“Managers”), and Managers has exercised such rights. The Managers Funds Board of Trustees has also approved the Reorganizations.

Each Reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the CCM Funds at a special meeting of the shareholders expected to be held in late August 2010.

Following the Reorganizations, Managers would serve as investment adviser to the New Funds, and CCM, the current sub-adviser of the CCM Funds, would serve as sub-adviser to the New Funds. Each New Fund will have the same investment objective and substantially similar investment strategies and policies as the corresponding CCM Fund, and its portfolio will be managed by the same CCM personnel involved in the day-to-day management of the corresponding CCM Fund.

In each Reorganization, if various conditions to the closing of the Reorganization are satisfied, the New Fund will receive all of the assets and assume all of the liabilities of the corresponding CCM Fund, and the CCM Fund’s shareholders will receive shares of the New Fund in exchange for their shares of the CCM Fund. Each shareholder will receive shares of the New Fund that are of a share class that is similar to and has the same name as the particular share class of the corresponding CCM Fund held by such shareholder. Each Reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of a Reorganization for U.S. federal income tax purposes. Additionally, CCM Fund shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganizations. It is anticipated that for at least the first two years after the Reorganizations take effect, because of contractual expense limitations that will be implemented by Managers, the expenses each shareholder will bear as a shareholder of a New Fund will be no greater than the expenses such shareholder currently bears as a shareholder of the corresponding CCM Fund.

Each Reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur sometime in the third quarter of 2010, although any Reorganization may be delayed.

Additional information, including a description of the applicable Reorganization and information about fees, expenses, risk factors and conditions to closing, was provided to shareholders of each CCM Fund in a prospectus/proxy statement that was mailed in June 2010. The prospectus/proxy statement provided information regarding the date, time and location of the special shareholders meeting at which the Reorganizations will be considered.

Managers is the investment manager and administrator to the Managers Family of Funds. Managers is an independently managed subsidiary of Affiliated Managers Group, Inc. (NYSE:AMG). As of March 31, 2010, the Managers Funds complex had 34 funds and approximately $8.3 billion under management.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of The Managers Funds or the New Funds, nor is it a solicitation of any proxy. To receive a free copy of the prospectus/proxy statement relating to the Reorganizations (and containing important information about fees, expenses and risk considerations), please call 1-800-426-0107. The prospectus/proxy statement is also available free of charge on the Securities and Exchange Commission’s Web site (http://www.sec.gov). The prospectus/proxy statement also contains information about persons who may be considered “participants” in the solicitation of CCM Fund shareholders. Please read the prospectus/proxy statement carefully before making any investment decisions.

Allianz Funds Prospectus

The Prospectus explains what you should know about each Fund (together “Funds”) of Allianz Funds (the “Trust”) before you invest. Please read it carefully.

Allianz AGIC Emerging Markets Opportunities Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	1.30%	None	0.12%	1.42%

Class P	1.37	None	0.04	1.41

Class D	1.40	0.25%	0.09	1.74

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$144	$448	$774	$1,698

Class P	143	445	769	1,687

Class D	176	547	942	2,048

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 182%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets–that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk

Prospectus	1

Allianz AGIC Emerging Markets Opportunities Fund (continued)

(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	53.08%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2006–12/31/2006	19.03%

Lowest 10/01/2008–12/31/2008	-31.46%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(5/27/04)

Institutional Class — Before Taxes	-57.83%	10.17%

Institutional Class — After Taxes on Distributions	-58.55%	9.26%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-37.59%	8.61%

Class P	-57.87%	10.07%

Class D	-57.98%	9.75%

MSCI Emerging Markets Index	-53.33%	8.60%

Lipper Emerging Markets Funds Average	-55.57%	6.91%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

2	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2007.

Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

Allianz AGIC Global Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	1.05%	None	0.02%	1.07%

Class P	1.15	None	0.01	1.16

Administrative	1.05	0.25%	0.02	1.32

Class D	1.15	0.25	0.02	1.42

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$109	$340	$590	$1,306

Class P	118	368	638	1,409

Administrative	134	418	723	1,590

Class D	145	449	776	1,702

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 106%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry. The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s objective and may invest a portion of its assets in emerging market securities. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value);

4	Allianz Funds

Allianz AGIC Global Fund (continued)

and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	27.29%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	18.35%

Lowest 10/01/2008–12/31/2008	-24.81%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(7/19/02)

Institutional Class — Before Taxes	-45.77%	0.37%	6.22%

Institutional Class — After Taxes on Distributions	-45.83%	-0.84%	4.82%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-29.75%	0.04%	4.93%

Class P	-45.85%	0.27%	6.10%

Administrative Class	-45.91%	0.13%	5.95%

Class D	-46.02%	-0.05%	5.77%

MSCI All Country World Index	-42.19%	-0.06%	4.36%

Lipper Global Multi-Cap Growth Funds Average	-46.13%	-1.43%	2.84%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	5

Allianz AGIC Global Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Christopher A. Herrera, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2006.

Nelson Shing, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Allianz Funds

Allianz AGIC Growth Fund

Investment Objective	The Fund seeks long-term growth of capital; income is an incidental consideration.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.80%	None	0.02%	0.82%

Class P	0.89	None	0.01	0.90

Administrative	0.80	0.25%	0.02	1.07

Class D	0.90	0.25	0.02	1.17

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$84	$262	$455	$1,014

Class P	92	287	498	1,108

Administrative	109	340	590	1,306

Class D	119	372	644	1,420

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 143%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund may invest up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see

Prospectus	7

Allianz AGIC Growth Fund (continued)

“Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	24.90%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	36.02%

Lowest 01/01/2001–03/31/2001	-23.46%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(2/24/84)

Institutional Class — Before Taxes	-36.98%	0.17%	-2.45%	10.03%

Institutional Class — After Taxes on Distributions	-36.98%	0.17%	-2.91%	8.10%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-24.04%	0.15%	-1.99%	8.14%

Class P	-37.05%	0.07%	-2.55%	9.92%

Administrative Class	-37.15%	-0.07%	-2.73%	9.75%

Class D	-37.24%	-0.23%	-2.82%	9.60%

Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	8.87%

Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-2.82%	8.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

8	Allianz Funds

Allianz AGIC Growth Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Jeff Parker, Managing Director of AGIC, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	9

Allianz AGIC Income & Growth Fund

Investment Objective	The Fund seeks total return comprised of current income, current gains and capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.95%	None	0.02%	0.97%

Class P	1.05	None	0.01	1.06

Class D	1.03	0.25%	0.01	1.29

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$99	$309	$536	$1,190

Class P	108	337	585	1,294

Class D	131	409	708	1,556

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 159%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are based upon the portfolio managers’ assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the Fund’s investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). Normally the Fund will employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives

10	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s deterioration or default (High Yield Risk, Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	40.14%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2008–06/30/2008	0.74%

Lowest 10/01/2008–12/31/2008	-20.44%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(2/28/07)

Institutional Class — Before Taxes	-33.65%	-15.91%

Institutional Class — After Taxes on Distributions	-36.67%	-19.07%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-21.58%	-14.73%

Class P	-33.72%	-16.00%

Class D	-33.88%	-16.21%

Barclays Capital Aggregate Bond Index	5.24%	5.81%

S&P 500 Index	-37.00%	-19.77%

Lipper Flexible Portfolio Funds Average	-23.80%	-10.70%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and

Prospectus	11

Allianz AGIC Income & Growth Fund (continued)

may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Douglas Forsyth, CFA, Managing Director and Member of the Executive Committee at AGIC, has managed the Fund since its inception in 2007.

Michael E. Yee, Senior Vice President of AGIC, has managed the Fund since its inception in 2007.

Justin Kass, CFA, Managing Director of AGIC, has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Allianz Funds

Allianz AGIC International Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	1.00%	None	0.03%	1.03%

Class P	1.08	None	0.01	1.09

Administrative	1.00	0.25%	0.03	1.28

Class D	1.10	0.25	0.03	1.38

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$105	$328	$569	$1,259

Class P	111	347	601	1,329

Administrative	130	406	702	1,545

Class D	140	437	755	1,657

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 197%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see

Prospectus	13

Allianz AGIC International Fund (continued)

“Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	19.87%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	22.16%

Lowest 07/01/2008–09/30/2008	-24.10%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(5/7/01)

Institutional Class — Before Taxes	-45.96%	2.79%	3.45%

Institutional Class — After Taxes on Distributions	-46.88%	0.78%	1.94%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-29.88%	1.86%	2.50%

Class P	-45.99%	2.69%	3.35%

Administrative Class	-46.08%	2.54%	3.20%

Class D	-46.18%	2.44%	3.20%

MSCI EAFE Index	-43.38%	1.66%	0.83%

Lipper International Large-Cap Core Funds Average	-43.21%	1.37%	0.24%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

14	Allianz Funds

Allianz AGIC International Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	15

Allianz AGIC Mid-Cap Growth Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.95%	None	0.07%	1.02%

Class P	1.05	None	0.08	1.13

Class D	1.04	0.25%	0.06	1.35

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$104	$325	$563	$1,248

Class P	115	359	622	1,375

Class D	137	428	739	1,624

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 127%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with

16	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund (continued)

those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	32.35%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2006–03/31/2006	9.35%

Lowest 10/01/2008–12/31/2008	-25.19%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(2/27/04)

Institutional Class — Before Taxes	-39.81%	-1.65%

Institutional Class — After Taxes on Distributions	-39.81%	-2.73%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-25.88%	-1.58%

Class P	-39.84%	-1.74%

Class D	-40.09%	-2.02%

Russell Midcap Growth Index	-44.32%	-3.39%

Lipper Mid-Cap Core Funds Average	-39.35%	-3.39%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Jane Edmondson, Vice President of AGIC, has managed the Fund and the AGIC U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Mark P. Roemer, Senior Vice President of AGIC, has managed the Fund and the AGIC U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC,

Prospectus	17

Allianz AGIC Mid-Cap Growth Fund (continued)

P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18	Allianz Funds

Allianz AGIC Opportunity Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.95%	None	0.02%	0.97%

Class P	1.04	None	0.01	1.05

Administrative	0.95	0.25%	0.02	1.22

Class D	1.05	0.25	0.02	1.32

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$99	$309	$536	$1,190

Class P	107	334	579	1,283

Administrative	124	387	670	1,477

Class D	134	418	723	1,590

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 199%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion. The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no

Prospectus	19

Allianz AGIC Opportunity Fund (continued)

trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	55.02%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	45.34%

Lowest 07/01/2001–09/30/2001	-30.90%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(2/24/84)

Institutional Class — Before Taxes	-46.12%	-3.68%	1.09%	10.72%

Institutional Class — After Taxes on Distributions	-46.12%	-4.40%	-0.82%	8.22%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-29.98%	-3.10%	0.29%	8.57%

Class P	-46.16%	-3.78%	0.99%	10.61%

Administrative Class	-46.22%	-3.91%	0.90%	10.47%

Class D	-46.25%	-4.04%	0.82%	10.36%

Russell 2000 Growth Index	-38.54%	-2.35%	-0.76%	5.54%

Lipper Small-Cap Growth Funds Average	-42.00%	-3.66%	1.05%	7.82%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

20	Allianz Funds

Allianz AGIC Opportunity Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Michael Corelli, Portfolio Manager, has managed the Fund since 2003 and is the Lead Portfolio Manager.

Eric Sartorius, Vice President of AGIC and senior research analyst for AGIC’s Small Cap Growth strategy, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	21

Allianz AGIC Pacific Rim Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	1.30%	None	0.03%	1.33%

Class P	1.38	None	0.01	1.39

Class D	1.40	0.25%	0.03	1.68

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$135	$421	$729	$1,601

Class P	142	440	761	1,669

Class D	171	530	913	1,987

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 53%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are countries with emerging securities markets, which are markets that the portfolio managers believe are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries, though it may emphasize issuers located in any one Pacific Rim country when the portfolio manager believes there is potential for above-average growth of capital. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are

22	Allianz Funds

Allianz AGIC Pacific Rim Fund (continued)

subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	12.81%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	44.16%

Lowest 07/01/2008–09/30/2008	-19.68%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/97)

Institutional Class — Before Taxes	-39.47%	8.26%	11.33%	9.57%

Institutional Class — After Taxes on Distributions	-39.68%	7.03%	7.64%	6.27%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-25.55%	7.01%	7.91%	6.56%

Class P	-39.53%	8.15%	11.22%	9.46%

Class D	-39.70%	7.83%	10.85%	9.10%

MSCI Pacific Index	-36.42%	1.85%	1.86%	1.91%

Lipper Pacific Region Funds Average	-42.57%	3.07%	4.41%	3.87%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

Prospectus	23

Allianz AGIC Pacific Rim Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Manager
Pedro Marcal, Senior Vice President and Asset Allocation Committee Member of AGIC and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

24	Allianz Funds

Allianz AGIC Systematic Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.80%	None	0.03%	0.83%

Class P	0.90	None	0.03	0.93

Administrative	0.80	0.25%	0.02	1.07

Class D	0.90	0.25	0.03	1.18

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$85	$265	$461	$1,026

Class P	95	297	515	1,143

Administrative	109	339	588	1,301

Class D	120	375	649	1,432

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 138%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($342 million as of September 30, 2009). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the

Prospectus	25

Allianz AGIC Systematic Growth Fund (continued)

information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	20.79%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	13.13%

Lowest 10/01/2008–12/31/2008	-25.02%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(7/19/02)

Institutional Class — Before Taxes	-41.24%	-1.44%	1.87%

Institutional Class — After Taxes on Distributions	-41.35%	-2.19%	1.24%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-26.81%	-1.43%	1.42%

Class P	-41.27%	-1.53%	1.77%

Administrative Class	-41.41%	-1.69%	1.61%

Class D	-41.46%	-1.84%	1.44%

Russell 1000 Growth Index	-38.44%	-3.42%	2.05%

Lipper Multi-Cap Growth Funds Average	-42.43%	-2.71%	2.06%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
James Li, Ph.D., CFA, Senior Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. As described under “Disclosure Relating to the AGIC Systematic Growth Fund” in the Fund’s statutory prospectus, Institutional Class shares of the Fund are currently not available for purchase by investors, with certain exceptions. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about

26	Allianz Funds

Allianz AGIC Systematic Growth Fund (continued)

the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	27

Allianz AGIC Target Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.85%	None	0.02%	0.87%

Class P	0.94	None	0.01	0.95

Administrative	0.85	0.25%	0.02	1.12

Class D	0.95	0.25	0.02	1.22

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$89	$278	$482	$1,073

Class P	97	303	525	1,166

Administrative	114	356	617	1,363

Class D	124	387	670	1,477

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size. The portfolio managers select equity securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe to have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. At times, depending on market or other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Non-U.S. Investment Risk, Currency Risk

28	Allianz Funds

Allianz AGIC Target Fund (continued)

(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	46.34%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	52.78%

Lowest 10/01/2008–12/31/2008	-32.74%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/17/92)

Institutional Class — Before Taxes	-51.08%	-4.02%	0.34%	7.31%

Institutional Class — After Taxes on Distributions	-53.01%	-5.12%	-0.93%	5.23%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-32.78%	-3.59%	-0.02%	5.54%

Class P	-51.16%	-4.12%	0.24%	7.20%

Administrative Class	-51.23%	-4.26%	0.20%	7.12%

Class D	-51.29%	-4.39%	0.01%	6.90%

Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	5.70%

Lipper Mid-Cap Growth Funds Average	-44.34%	-2.51%	0.70%	5.79%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	29

Allianz AGIC Target Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Jeff Parker, Managing Director of AGIC, has managed the Fund since 1999 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

30	Allianz Funds

Allianz CCM Capital Appreciation Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Expenses

Institutional	0.75%	None	0.02%	0.77%	(0.05)%	0.72%

Class P	0.83	None	0.01	0.84	–	0.84

Administrative	0.75	0.25%	0.02	1.02	(0.05)	0.97

Class D	0.84	0.25	0.02	1.11	–	1.11

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

(2) AGIFM has voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$74	$242	$425	$953

Class P	86	268	466	1,037

Administrative	99	320	558	1,243

Class D	113	353	612	1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 154%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria). In making investment decisions for the Fund, the team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay

Prospectus	31

Allianz CCM Capital Appreciation Fund (continued)

in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	15.44%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	23.43%

Lowest 10/01/2008–12/31/2008	-22.41%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(3/8/91)

Institutional Class — Before Taxes	-42.54%	-2.28%	-0.18%	8.11%

Institutional Class — After Taxes on Distributions	-42.58%	-2.90%	-1.78%	6.28%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-27.65%	-1.84%	-0.49%	6.57%

Class P	-42.63%	-2.39%	-0.29%	8.00%

Administrative Class	-42.71%	-2.53%	-0.41%	7.86%

Class D	-42.79%	-2.68%	-0.54%	7.71%

Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	5.61%

S&P 500 Index	-37.00%	-2.19%	-1.38%	7.19%

Lipper Multi-Cap Growth Funds Average	-42.43%	-2.71%	-1.23%	7.09%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

32	Allianz Funds

Allianz CCM Capital Appreciation Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	33

Allianz CCM Emerging Companies Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Expenses

Institutional	1.55%	None	0.02%	1.57%	(0.05)%	1.52%

Administrative	1.55	0.25%	0.02	1.82	(0.05)	1.77

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

(2) AGIFM has voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$155	$491	$850	$1,863

Administrative	180	568	981	2,133

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 142%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($3.6 billion as of September 30, 2009)) that have improving fundamentals (based on growth criteria) and whose stock the team believes to be reasonably valued by the market (based on value criteria). The team defines “emerging companies” as companies it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, the team primarily considers U.S. companies with smaller market capitalizations. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest in real estate investment trusts (REITs) and securities issued in initial public offerings (IPOs), and may utilize stock index futures contracts. The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may

34	Allianz Funds

Allianz CCM Emerging Companies Fund (continued)

default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	24.45%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2001–12/31/2001	26.11%

Lowest 10/01/2008–12/31/2008	-24.75%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(6/25/93)

Institutional Class — Before Taxes	-42.58%	-5.53%	2.97%	8.48%

Institutional Class — After Taxes on Distributions	-42.58%	-6.84%	1.29%	6.80%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-27.67%	-4.30%	2.43%	7.23%

Administrative Class	-42.73%	-5.77%	2.72%	8.21%

Russell Micro-Cap Growth Index	-44.65%	-7.95%	N/A	N/A

Russell 2000 Growth Index	-38.54%	-2.35%	-0.76%	3.58%

Lipper Small-Cap Core Funds Average	-35.75%	-1.09%	4.60%	7.08%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

Prospectus	35

Allianz CCM Emerging Companies Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since its inception in 1993.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

36	Allianz Funds

Allianz CCM Focused Growth Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.75%	None	0.01%	0.76%

Class P	0.84	None	0.01	0.85

Administrative	0.75	0.25%	0.01	1.01

Class D	0.85	0.25	0.01	1.11

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$78	$243	$422	$942

Class P	87	271	471	1,049

Administrative	103	322	558	1,236

Class D	113	353	612	1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 156%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets

Prospectus	37

Allianz CCM Focused Growth Fund (continued)

may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	21.87%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2001–12/31/2001	18.14%

Lowest 01/01/2001–03/31/2001	-27.83%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(8/31/99)

Institutional Class — Before Taxes	-41.27%	-0.62%	-3.44%

Institutional Class — After Taxes on Distributions	-41.34%	-0.73%	-3.93%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-26.82%	-0.54%	-3.01%

Class P	-41.32%	-0.72%	-3.54%

Administrative Class	-41.39%	-0.85%	-3.67%

Class D	-41.48%	-1.01%	-3.82%

Russell 1000 Growth Index	-38.44%	-3.42%	-5.42%

Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-4.05%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

38	Allianz Funds

Allianz CCM Focused Growth Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since its inception in 1999.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	39

Allianz CCM Mid-Cap Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Expenses

Institutional	0.75%	None	0.02%	0.77%	(0.05)%	0.72%

Class P	0.83	None	0.01	0.84	–	0.84

Administrative	0.75	0.25%	0.02	1.02	(0.05)	0.97

Class D	0.84	0.25	0.02	1.11	–	1.11

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

(2) AGIFM has voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$74	$241	$423	$949

Class P	86	268	466	1,037

Administrative	99	320	558	1,243

Class D	113	353	612	1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 148%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $474 million and $15.4 billion as of September 30, 2009). The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or

40	Allianz Funds

Allianz CCM Mid-Cap Fund (continued)

geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	20.76%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2000–03/31/2000	23.82%

Lowest 10/01/2008–12/31/2008	-26.34%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(8/26/91)

Institutional Class — Before Taxes	-44.43%	-1.01%	1.54%	8.30%

Institutional Class — After Taxes on Distributions	-44.43%	-1.75%	0.17%	6.78%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-28.88%	-0.71%	0.92%	6.83%

Class P	-44.49%	-1.11%	1.44%	8.19%

Administrative Class	-44.58%	-1.25%	1.28%	8.03%

Class D	-44.65%	-1.41%	1.15%	7.90%

Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	6.45%

Lipper Mid-Cap Core Funds Average	-39.35%	-1.55%	3.62%	7.67%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	41

Allianz CCM Mid-Cap Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

42	Allianz Funds

Allianz NFJ All-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.95%	None	0.03%	0.98%

Class P	1.03	None	0.01	1.04

Administrative	0.95	0.25%	0.03	1.23

Class D	1.05	0.25	0.03	1.33

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$100	$312	$542	$1,201

Class P	106	331	574	1,271

Administrative	125	390	676	1,489

Class D	135	421	729	1,601

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 71%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer,

Prospectus	43

Allianz NFJ All-Cap Value Fund (continued)

and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	19.32%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.97%

Lowest 10/01/2008–12/31/2008	-26.05%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(7/19/02)

Institutional Class — Before Taxes	-41.62%	-3.59%	3.73%

Institutional Class — After Taxes on Distributions	-42.71%	-5.91%	1.52%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-27.08%	-3.44%	2.70%

Class P	-41.68%	-3.69%	3.62%

Administrative Class	-41.74%	-3.83%	3.47%

Class D	-41.81%	-3.99%	3.30%

Russell 3000 Value Index	-36.25%	-0.72%	4.31%

Lipper Multi-Cap Value Funds Average	-38.26%	-2.26%	2.26%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after

44	Allianz Funds

Allianz NFJ All-Cap Value Fund (continued)

taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	45

Allianz NFJ Dividend Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.71%	None	0.02%	0.73%

Class P	0.80	None	0.02	0.82

Administrative	0.71	0.25%	0.02	0.98

Class D	0.79	0.25	0.02	1.06

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$74	$233	$406	$906

Class P	84	262	455	1,013

Administrative	100	312	541	1,201

Class D	108	337	584	1,293

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 43%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic

46	Allianz Funds

Allianz NFJ Dividend Value Fund (continued)

regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	5.23%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	17.60%

Lowest 10/01/2008–12/31/2008	-23.55%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(5/8/00)

Institutional Class — Before Taxes	-36.06%	1.32%	5.69%

Institutional Class — After Taxes on Distributions	-37.77%	-0.33%	3.81%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-22.89%	0.57%	4.11%

Class P	-36.06%	1.24%	5.60%

Administrative Class	-36.17%	1.07%	5.42%

Class D	-36.29%	0.92%	5.21%

Russell 1000 Value Index	-36.85%	-0.79%	0.91%

Lipper Equity Income Funds Average	-33.49%	-0.62%	0.80%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	47

Allianz NFJ Dividend Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2007.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2002.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

48	Allianz Funds

Allianz NFJ International Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.98%	None	0.02%	1.00%

Class P	1.06	None	0.01	1.07

Administrative	0.98	0.25%	0.02	1.25

Class D	1.08	0.25	0.02	1.35

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$102	$318	$552	$1,225

Class P	109	340	590	1,306

Administrative	127	397	686	1,511

Class D	137	428	739	1,624

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 59%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-

Prospectus	49

Allianz NFJ International Value Fund (continued)

liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s Administrative Class shares were not outstanding during the periods shown. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	33.18%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	15.31%

Lowest 10/01/2008–12/31/2008	-26.01%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(1/31/03)

Institutional Class — Before Taxes	-44.45%	7.21%	14.10%

Institutional Class — After Taxes on Distributions	-45.21%	4.71%	11.29%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-28.35%	5.04%	10.92%

Class P	-44.45%	7.13%	14.01%

Administrative Class	-44.59%	6.94%	13.81%

Class D	-44.61%	6.87%	13.73%

MSCI AC World Index ex USA	-45.53%	2.56%	8.90%

Lipper International Multi-Cap Value Funds Average	-42.82%	1.36%	7.46%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

50	Allianz Funds

Allianz NFJ International Value Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2003 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2006.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	51

Allianz NFJ Large-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.75%	None	0.02%	0.77%

Class P	0.83	None	0.01	0.84

Administrative	0.75	0.25%	0.03	1.03

Class D	0.84	0.25	0.03	1.12

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$79	$246	$428	$954

Class P	86	268	466	1,037

Administrative	105	328	569	1,259

Class D	114	356	617	1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 52%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $7.4 billion as of September 30, 2009). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on

52	Allianz Funds

Allianz NFJ Large-Cap Value Fund (continued)

obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	9.15%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.40%

Lowest 10/01/2008–12/31/2008	-25.30%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(5/8/00)

Institutional Class — Before Taxes	-40.57%	-0.68%	3.86%

Institutional Class — After Taxes on Distributions	-41.07%	-1.76%	2.67%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-26.24%	-0.90%	2.81%

Class P	-40.58%	-0.77%	3.77%

Administrative Class	-40.73%	-0.95%	3.59%

Class D	-40.83%	-1.09%	3.38%

Russell Top 200 Value Index	-36.09%	-1.35%	-0.83%

Lipper Large-Cap Value Funds Average	-37.01%	-1.90%	-0.04%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	53

Allianz NFJ Large-Cap Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Thomas W. Oliver, Principal of NFJ, has managed the fund since 2008 and is the Lead Portfolio Manager.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since its inception in 2000.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2002.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

54	Allianz Funds

Allianz NFJ Mid-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.90%	None	0.02%	0.92%

Class P	0.98	None	0.01	0.99

Class D	1.00	0.25%	0.02	1.27

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$94	$293	$509	$1,131

Class P	101	315	547	1,213

Class D	129	403	697	1,534

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 68%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $1.9 billion and $15.3 billion as of September 30, 2009). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity

Prospectus	55

Allianz NFJ Mid-Cap Value Fund (continued)

Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	23.70%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2007–06/30/2007	8.29%

Lowest 10/01/2008–12/31/2008	-24.88%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(8/21/06)

Institutional Class — Before Taxes	-37.49%	-15.37%

Institutional Class — After Taxes on Distributions	-38.92%	-17.10%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-24.27%	-13.55%

Class P	-37.55%	-15.45%

Class D	-37.67%	-15.66%

Russell Midcap Value Index	-38.44%	-15.31%

Lipper Mid-Cap Value Funds Average	-38.79%	-15.17%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

56	Allianz Funds

Allianz NFJ Mid-Cap Value Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2006 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since its inception in 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	57

Allianz NFJ Renaissance Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.90%	None	0.02%	0.92%

Administrative	0.90	0.25%	0.02	1.17

Class D	1.00	0.25	0.02	1.27

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$94	$293	$509	$1,131

Administrative	119	372	644	1,420

Class D	129	403	697	1,534

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 201%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, (without limit in American Depositary Receipts (ADRs)) and may invest up to 20% of its assets in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may

58	Allianz Funds

Allianz NFJ Renaissance Fund (continued)

default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	24.89%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	32.85%

Lowest 07/01/2002–09/30/2002	-31.72%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(4/18/88)

Institutional Class — Before Taxes	-39.78%	-4.25%	5.62%	10.29%

Institutional Class — After Taxes on Distributions	-40.26%	-6.24%	3.18%	7.55%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-25.87%	-3.53%	4.06%	7.83%

Administrative Class	-39.96%	-4.49%	5.42%	10.05%

Class D	-40.01%	-4.62%	5.27%	9.90%

Russell Midcap Value Index	-38.44%	0.33%	4.44%	10.26%

Lipper Multi-Cap Core Funds Average	-38.45%	-2.48%	0.79%	8.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	59

Allianz NFJ Renaissance Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2009 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2009.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

60	Allianz Funds

Allianz NFJ Small-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Expenses

Institutional	0.87%	None	0.02%	0.89%	(0.05)%	0.84%

Class P	0.96	None	0.01	0.97	–	0.97

Administrative	0.87	0.25%	0.02	1.14	(0.05)	1.09

Class D	0.97	0.25	0.02	1.24	–	1.24

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

(2) AGIFM has voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$86	$279	$488	$1,091

Class P	99	309	536	1,190

Administrative	111	357	623	1,382

Class D	126	393	681	1,500

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 33%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react

Prospectus	61

Allianz NFJ Small-Cap Value Fund (continued)

more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	17.44%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	16.39%

Lowest 10/01/2008–12/31/2008	-20.94%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(10/1/91)

Institutional Class — Before Taxes	-26.18%	5.08%	8.89%	11.33%

Institutional Class — After Taxes on Distributions	-27.88%	3.13%	7.54%	9.35%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-15.66%	4.10%	7.50%	9.19%

Class P	-26.27%	4.98%	8.78%	11.22%

Administrative Class	-26.36%	4.82%	8.50%	10.98%

Class D	-26.46%	4.66%	8.45%	10.88%

Russell 2000 Value Index	-28.92%	0.27%	6.11%	10.43%

Lipper Small-Cap Core Funds Average	-35.75%	-1.09%	4.60%	8.68%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-

62	Allianz Funds

Allianz NFJ Small-Cap Value Fund (continued)

deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 1995 and is the Lead Portfolio Manager.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2008.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 1991.

Purchase and Sale of Fund Shares	As described under “Disclosure Relating to the NFJ Small-Cap Value Fund” in the Fund’s statutory prospectus, the Fund is currently not available for purchase by investors, with certain exceptions. Subject to those restrictions, you may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	63

Allianz RCM Disciplined International Equity Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.90%	None	0.02%	0.92%

Administrative	0.90	0.25%	0.02	1.17

Class D	1.00	0.25	0.02	1.27

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$94	$293	$509	$1,131

Administrative	119	370	641	1,415

Class D	129	403	697	1,534

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 34%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also invest a significant portion of its assets in one or more sectors of the economy. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund recently changed its name from “Allianz RCM International Growth Equity Fund.”

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity

64	Allianz Funds

Allianz RCM Disciplined International Equity Fund (continued)

Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	27.98%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	41.32%

Lowest 10/01/2008–12/31/2008	-19.61%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(5/22/95)

Institutional Class — Before Taxes	-41.71%	1.41%	-1.22%	3.60%

Institutional Class — After Taxes on Distributions	-42.19%	0.89%	-2.24%	2.27%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-27.12%	0.96%	-1.38%	2.55%

Administrative Class	-41.89%	1.16%	-1.55%	3.28%

Class D	-41.93%	0.98%	-1.61%	3.23%

MSCI EAFE Index	-43.38%	1.66%	0.80%	3.00%

Lipper International Large-Cap Core Funds Average	-43.21%	1.37%	1.05%	3.70%

Prospectus	65

Allianz RCM Disciplined International Equity Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Manager
Ara J. Jelalian, CFA, Director and Senior Portfolio Manager for International Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

66	Allianz Funds

Allianz RCM Global Resources Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	1.05%	None	0.01%	1.06%

Class P	1.13	None	0.01	1.14

Class D	1.15	0.25%	0.01	1.41

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$108	$337	$585	$1,294

Class P	116	362	628	1,386

Class D	144	446	771	1,691

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 158%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end-market and geographic exposure, operational and financial leverage as well as valuation. The portfolio manager evaluates the fundamental value and prospects for growth and focuses on companies that are expected to have higher than average rates of growth and strong potential for capital appreciation. The portfolio manager may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and countries (including emerging market countries) that are likely to offer the best investment opportunities. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities

Prospectus	67

Allianz RCM Global Resources Fund (continued)

values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	42.88%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2005–09/30/2005	26.69%

Lowest 07/01/2008–09/30/2008	-37.63%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(6/30/04)

Institutional Class — Before Taxes	-54.10%	7.57%

Institutional Class — After Taxes on Distributions	-54.70%	5.54%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-34.69%	5.90%

Class P	-54.15%	7.46%

Class D	-54.28%	7.16%

MSCI World Index	-40.71%	-1.32%

World Energy & Materials Composite	-42.71%	6.81%

Lipper Global Natural Resources Funds Average	-50.66%	7.23%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

68	Allianz Funds

Allianz RCM Global Resources Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Manager
Paul D. Strand, CFA, Director, Senior Research Analyst and Sector Fund Head, U.S. Resources, has managed the Fund since its inception in 2004.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	69

Allianz RCM Global Small-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	1.35%	None	0.03%	1.38%

Class P	1.42	None	0.01	1.43

Class D	1.45	0.25%	0.03	1.73

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$141	$437	$756	$1,659

Class P	146	453	782	1,715

Class D	176	545	939	2,042

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 124%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2009 would permit the Fund to maintain a weighted-average market capitalization ranging from $795 million to $3.2 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other

70	Allianz Funds

Allianz RCM Global Small-Cap Fund (continued)

instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	39.51%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	64.80%

Lowest 10/01/2008–12/31/2008	-28.49%

Prospectus	71

Allianz RCM Global Small-Cap Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Institutional Class — Before Taxes	-53.05%	-2.65%	4.14%	6.97%

Institutional Class — After Taxes on Distributions	-53.05%	-2.88%	3.51%	5.83%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-34.48%	-2.02%	3.48%	5.63%

Class P	-53.08%	-2.74%	4.04%	6.87%

Class D	-53.24%	-3.05%	3.82%	6.68%

MSCI World Small-Cap Index	-41.88%	-0.25%	5.10%	3.67%

Lipper Global Small-/Mid-Cap Funds Average	-45.05%	-0.57%	3.77%	3.90%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.

Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010.

Andrew Neville, Portfolio Manager, has managed the Fund since 2010.

Dennis Lai, Portfolio Manager, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

72	Allianz Funds

Allianz RCM Large-Cap Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.75%	None	0.02%	0.77%

Class P	0.85	None	0.01	0.86

Administrative	0.75	0.25%	0.02	1.02

Class D	0.85	0.25	0.02	1.12

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$79	$246	$428	$954

Class P	88	274	477	1,061

Administrative	104	325	563	1,248

Class D	114	356	617	1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 61%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and

Prospectus	73

Allianz RCM Large-Cap Growth Fund (continued)

increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	29.18%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	28.59%

Lowest 10/01/2008–12/31/2008	-21.34%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Institutional Class — Before Taxes	-38.35%	-2.36%	-1.71%	4.00%

Institutional Class — After Taxes on Distributions	-38.75%	-2.93%	-2.61%	2.80%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-24.64%	-1.89%	-1.51%	3.22%

Class P	-38.39%	-2.45%	-1.81%	3.90%

Administrative Class	-38.51%	-2.60%	-1.94%	3.75%

Class D	-38.57%	-2.78%	-2.06%	3.66%

Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	1.31%

S&P 500 Index	-37.00%	-2.19%	-1.38%	3.39%

Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-2.82%	1.69%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after

74	Allianz Funds

Allianz RCM Large-Cap Growth Fund (continued)

taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Raphael L. Edelman, Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2004 and is the Lead Portfolio Manager.

Peter A. Goetz, CFA, Director and Senior Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2005.

Scott T. Migliori, CFA, Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and Deputy Chief Investment Officer of RCM San Francisco, has managed the Fund since 2009.

Joanne L. Howard, CFA, Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2005.

Edward S. Painvin, CFA, CMT, Director and Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	75

Allianz RCM Mid-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	0.77%	None	0.02%	0.79%

Administrative	0.77	0.25%	0.02	1.04

Class D	0.87	0.25	0.02	1.14

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$81	$252	$439	$978

Administrative	106	331	574	1,271

Class D	116	362	628	1,386

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 139%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009). The Fund normally invests primarily in equity securities of U.S. companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer

76	Allianz Funds

Allianz RCM Mid-Cap Fund (continued)

information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	40.80%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	42.23%

Lowest 10/01/2008–12/31/2008	-26.56%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(11/6/79)

Institutional Class — Before Taxes	-41.74%	-2.07%	0.43%	12.65%

Institutional Class — After Taxes on Distributions	-41.78%	-3.06%	-2.90%	7.97%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-27.08%	-1.95%	-0.85%	8.82%

Administrative Class	-42.05%	-2.39%	0.11%	12.34%

Class D	-41.94%	-2.49%	0.04%	12.31%

Russell Midcap Index	-41.46%	-0.71%	3.18%	12.12%

Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	10.82%

Lipper Mid-Cap Growth Funds Average	-44.34%	-2.51%	0.70%	9.81%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after

Prospectus	77

Allianz RCM Mid-Cap Fund (continued)

taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and Co-Chief Investment Officer for U.S. Small-Cap strategies, has managed the Fund since 2005 and is the Lead Portfolio Manager.

Steven Klopukh, CFA, Director and Portfolio Manager for U.S. Mid Cap Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

78	Allianz Funds

Allianz RCM Strategic Growth Fund

Investment Objective	The Fund seeks capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Institutional	1.30%	None	0.06%	1.36%

Class P	1.40	None	0.06	1.46

Administrative	1.30	0.25%	0.06	1.61

Class D	1.40	0.25	0.05	1.70

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$138	$431	$745	$1,635

Class P	149	462	797	1,746

Administrative	164	508	876	1,911

Class D	173	536	923	2,009

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 139%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

Prospectus	79

Allianz RCM Strategic Growth Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	30.61%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2007–09/30/2007	8.73%

Lowest 10/01/2008–12/31/2008	-21.52%

80	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(3/31/06)

Institutional Class — Before Taxes	-39.73%	-10.78%

Institutional Class — After Taxes on Distributions	-39.73%	-11.00%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-25.82%	-9.03%

Class P	-39.76%	-10.85%

Administrative Class	-39.89%	-10.99%

Class D	-39.97%	-11.14%

Russell 3000 Growth Index	-38.44%	-11.21%

Russell 1000 Growth Index	-38.44%	-10.89%

Lipper Multi-Cap Growth Funds Average	-42.43%	-13.38%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Portfolio Managers
Raphael L. Edelman, Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since its inception in 2006.

Todd G. Hawthorne, Vice President of the Equity Derivatives Strategy, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	81

Allianz RCM Technology Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	1.20%	None	0.05%	1.25%

Class P	1.29	None	0.01	1.30

Administrative	1.20	0.25%	0.05	1.50

Class D	1.30	0.25	0.06	1.61

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$127	$397	$686	$1,511

Class P	132	412	713	1,568

Administrative	153	474	818	1,791

Class D	164	508	876	1,911

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 251%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments.

82	Allianz Funds

Allianz RCM Technology Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/09–9/30/09	41.95%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	82.82%

Lowest 10/01/2000–12/31/2000	-34.45%

Prospectus	83

Allianz RCM Technology Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/27/95)

Institutional Class — Before Taxes	-47.69%	-1.84%	3.06%	10.14%

Institutional Class — After Taxes on Distributions	-48.54%	-2.26%	2.71%	9.30%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-29.97%	-1.49%	2.63%	8.73%

Class P	-47.75%	-1.94%	2.96%	10.03%

Administrative Class	-47.84%	-2.08%	2.80%	9.86%

Class D	-47.91%	-2.23%	2.69%	9.77%

NASDAQ Composite Index	-40.54%	-4.67%	-3.24%	3.19%

S&P North American Technology Sector Index	-43.33%	-5.38%	-5.21%	4.03%

Lipper Global Science & Technology Funds Average	-48.57%	-5.96%	-3.16%	4.69%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Walter C. Price, Jr. CFA, Managing Director and Senior Analyst, has managed the Fund since its inception in 1995.

Huachen Chen, CFA, Senior Portfolio Manager, has managed the Fund since its inception in 1995.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

84	Allianz Funds

Allianz RCM Wellness Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(1)	(12b-1) Fees	Expenses	Expenses

Class D	1.20%	0.25%	0.03%	1.48%

(1) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years

Class D	$151	$468	$808	$1,768

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 365%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity

Prospectus	85

Allianz RCM Wellness Fund (continued)

Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the Fund that are higher or lower than the actual results of the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class D

More Recent Return Information

1/1/09–9/30/09	20.77%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (10/01/1999–12/31/1999)	39.42%

Lowest (01/01/2001–03/31/2001)	-24.43%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Class D — Before Taxes	-26.43%	-1.34%	5.46%	8.89%

Class D — After Taxes on Distributions	-26.43%	-1.34%	4.71%	7.68%

Class D — After Taxes on Distributions and Sale of Fund Shares	-17.18%	-1.14%	4.29%	7.12%

MSCI World Index	-40.71%	-0.51%	-0.64%	2.53%

World Healthcare & Consumer Blended Benchmark	-25.01%	0.75%	0.22%	1.60%

Lipper Health/Biotechnology Funds Average	-22.90%	1.25%	4.64%	7.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after

86	Allianz Funds

Allianz RCM Wellness Fund (continued)

taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Ken Tsuboi, CFA, CIC, Director and Senior Research Analyst and Sector Head, U.S. Healthcare, has managed the Fund since 2007 and is the Lead Portfolio Manager.

Michael Dauchot, MD, CFA, Director, Senior Research Analyst, U.S. Healthcare, has managed the Fund since 2005 and also managed the Fund from 1999 to 2004.

Dan Hunt, Vice President and Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Paul A. Wagner, Ph.D., CFA, Vice President and Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	87

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

88	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an emerging market as defined by MSCI, traded on an exchange in an emerging market as defined by MSCI or if it has exposure to an emerging market as defined by MSCI. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers use a quantitative process to make individual security, industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	89

Allianz AGIC Global Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per-share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

90	Allianz Funds

Allianz AGIC Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a security if the portfolio managers believe that the company’s fundamentals have deteriorated or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	91

Allianz AGIC Income & Growth Fund

Principal Investments and Strategies	Investment Objective Seeks total return comprised of current income, current gains and capital appreciation Fund Category Income & Equity	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100-300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging market securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security’s characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market and other conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market and other conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below in this section and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

92	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). The Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s Option Strategy could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to shareholders, than it otherwise would in the absence of such strategy. The Fund’s Option Strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates).

The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk • Derivatives Risk	• Convertible Securities Risk • Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	93

Allianz AGIC International Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities.

The portfolio managers use a quantitative process to make individual security and industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

94	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009).

The portfolio managers use a growth-oriented quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Focused Investment Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	95

Allianz AGIC Opportunity Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; No consideration is given to income Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70-110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio managers search for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio managers generate investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio managers determine the position size based upon potential upside performance, downside risk and overall conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio managers may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a security when an alternative investment opportunity is deemed more attractive. The portfolio managers seek to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

96	Allianz Funds

Allianz AGIC Pacific Rim Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75-125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets that are, in the opinion of the portfolio manager, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio manager currently considers the Pacific Rim to include: Australia, China, Hong Kong, countries of the Indian subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio manager allocates the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio manager believes there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio manager believes will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	97

Allianz AGIC Systematic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Growth equity securities Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Same as the Russell 1000 Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($342 million as of September 30, 2009).

The portfolio managers use a growth-oriented quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

98	Allianz Funds

Allianz AGIC Target Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings Up to 100	Approximate Primary Capitalization Range Between $1 billion and $10 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a security when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	99

Allianz CCM Capital Appreciation Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range $3 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

100	Allianz Funds

Allianz CCM Emerging Companies Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 75-120	Approximate Primary Capitalization Range At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($3.6 billion as of September 30, 2009)) that have improving fundamentals (based on growth criteria) and whose stock the team believes to be reasonably valued by the market (based on value criteria).

The portfolio management team defines “emerging companies” as companies it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, in making investment decisions for the Fund, the team primarily considers U.S. companies with smaller market capitalizations, as described above. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked companies in the universe to an analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability, and normally selects individual stocks for the Fund from among the smaller capitalization companies identified in this analysis. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when the company has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs).

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may utilize stock index futures contracts. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	101

Allianz CCM Focused Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Common stocks of companies in the Russell 1000 Growth Index Approximate Number of Holdings 35-45	Approximate Primary Capitalization Range $100 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

102	Allianz Funds

Allianz CCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range Same as the Russell Midcap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $474 million and $15.4 billion as of September 30, 2009).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	103

Allianz NFJ All-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

104	Allianz Funds

Allianz NFJ Dividend Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $3.5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal market and other conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	105

Allianz NFJ International Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk	• Focused Investment Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

106	Allianz Funds

Allianz NFJ Large-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued large capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range
Market capitalizations that equal or exceed the market capitalization of the 300th largest company represented in the Russell 1000 Index

Dividend Frequency
Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $7.4 billion as of September 30, 2009). The Fund may invest in real estate investment trusts (REITs) and normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	107

Allianz NFJ Mid-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium capitalization common stocks Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $1.9 billion and $15.3 billion as of September 30, 2009). North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

108	Allianz Funds

Allianz NFJ Renaissance Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small to medium capitalization common stocks Approximate Number of Holdings 90-110	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	109

Allianz NFJ Small-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued security in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

110	Allianz Funds

Allianz RCM Disciplined International Equity Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 50-115	Approximate Primary Capitalization Range In excess of $1.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz RCM International Growth Equity Fund.”

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	111

Allianz RCM Global Resources Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25-75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

112	Allianz Funds

Allianz RCM Global Small-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of smaller capitalization U.S. and non-U.S. issuers Approximate Number of Holdings 75-150	Approximate Primary Capitalization Range
Weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index

Dividend Frequency
At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2009 would permit the Fund to maintain a weighted-average market capitalization ranging from $795 million to $3.2 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market and other conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio managers believe are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	113

Allianz RCM Large-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45-85	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

114	Allianz Funds

Allianz RCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization equity securities Approximate Number of Holdings 85-125	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. Under normal circumstances, the Fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities. The Fund may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	115

Allianz RCM Strategic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related instruments and derivatives Approximate Number of Holdings 40-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related instruments of companies of all market capitalizations. As discussed below, the Fund expects to engage in derivative transactions, which will often give rise to forms of leverage and which could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers employ fundamental research tools and the Grassrootssm research described below, in an attempt to maximize market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Although it has no current intention to do so, the Fund may also employ leverage by utilizing reverse repurchase agreements and borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund; such expense may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage,

116	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Derivatives Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	117

Allianz RCM Technology Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30-120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Fund’s use of derivative instruments will often give rise to forms of leverage and could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund normally invests in companies organized or headquartered in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market and other conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making

118	Allianz Funds

Allianz RCM Technology Fund (continued)

temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	119

Allianz RCM Wellness Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of wellness-related companies Approximate Number of Holdings 30-60	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle (“healthy-lifestyle companies”), in each case as determined by the Fund’s sub-adviser. Companies in the healthcare industry include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental, and optical products. Healthy-lifestyle companies include, but are not limited to, companies that manufacture or distribute goods or services that promote or support physical fitness, companies whose products or services seek to minimize longer-term acute care through early diagnosis, intervention or prevention, companies that manufacture or distribute nutritional supplements or provide products or services to consumers that promote healthy eating habits, and companies that provide products or services associated with supplying clean air, water or food.

In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that are believed likely to offer the best investment opportunities. The portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as the portfolio managers deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

120	Allianz Funds

Allianz RCM Wellness Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	121

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Convertible Securities Risk	Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to

122	Allianz Funds

the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common

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characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Funds that concentrate investments of their assets in a particular industry or group of related industries (e.g., the Allianz RCM Global Resources Fund, the Allianz RCM Technology Fund and the Allianz RCM Wellness Fund) are subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Concentration.”

Natural Resources-Related Risk. Funds that make significant investments in the natural resources industries will be subject to the risk factors particular to each such industry. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Technology-Related Risk. Funds that make significant investments in the technology sectors will be subject to risks particularly affecting technology or technology-related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

Wellness-Related Risk. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, the potential and actual performance of a limited number of products and services, technological change, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, risks associated with the governmental approval process, and chances of lawsuits versus wellness-related companies due to product or service liability issues.

The Funds may from time to time invest a substantial portion of their assets in these and other industries or sectors, and during those periods will be subject to a greater extent to the risks associated with those industries or sectors.

High Yield Risk	A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

IPO Risk	Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small

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portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the

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same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

REIT Risk	To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk	Short sales may be used by a Fund for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may, to the extent permitted by law, engage in short sales where it does not own or have the right to acquire the security (or basket of securities) sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives Risk” above.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more

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sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds	In addition to the risks described above, certain of the Funds are newly or relatively recently formed and therefore have limited or no history for investors to evaluate. Certain Funds have recently changed investment strategies and/or portfolio management personnel, and they would not necessarily have achieved the same performance results if the current strategies had been followed and/or the current personnel had been in place. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

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Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on the Funds’ website at www.allianzinvestors.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Management of the Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2009, the Adviser and its investment management affiliates had approximately $983.8 billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays for the advisory and administrative services it requires under what is essentially an all-in fee structure. See “Administrative Fees” below. While each Fund pays a fee under separate agreements for the advisory and administrative services it requires, these services are provided in a “suite of services” structure as described in more detail below. Allianz Global Fund Management, as the investment manager and administrator, provides both the advisory and administrative services to the Funds. Although provided under separate agreements, together these services are essential to the daily operations of the Funds. The Management Fees shown in the Annual Fund Operating Expenses tables in the “Fund Summaries” at the front of this Prospectus reflect the combination of an advisory fee and an administrative fee under these two agreements.

• Advisory Fees. Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Fund	Advisory Fees

CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value(1), NFJ Large-Cap Value and RCM Large-Cap Growth Funds	0.45%
RCM Mid-Cap Fund	0.47%
AGIC Growth, AGIC Systematic Growth and RCM Disciplined International Equity Funds	0.50%
AGIC Target and NFJ Renaissance(2) Funds	0.55%
NFJ Small-Cap Value Fund(3)	0.59%
AGIC International, NFJ International Value and NFJ Mid-Cap Value Funds	0.60%
AGIC Income & Growth, AGIC Mid-Cap Growth, AGIC Opportunity and NFJ All-Cap Value Funds	0.65%
AGIC Global and RCM Global Resources Funds	0.70%
RCM Wellness Fund	0.80%
AGIC Emerging Markets Opportunities, AGIC Pacific Rim and RCM Technology Funds	0.90%
RCM Global Small-Cap Fund(4)	0.98%
RCM Strategic Growth Fund	1.00%
CCM Emerging Companies Fund(5)	1.15%

(1) The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that would reduce the 0.45% contractual fee rate by 0.025% on assets in excess of $7.5 billion and by an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets. During the most recently completed fiscal year, the Fund’s assets were not in excess of these levels.

(2) The investment advisory fees reflect a voluntary fee waiver that was in effect for the Fund from July 1, 2008 through June 8, 2009 and that reduced the 0.60% contractual fee rate by 0.05% to 0.55%. The voluntary fee waiver is no longer in effect.

(3) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(4) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 1.00% contractual fee rate by 0.05% to 0.95%. This voluntary fee waiver became effective January 1, 2008; the advisory fee shown in this chart represents a blend of the contractual rate and the reduced rate for the most recently completed fiscal year.

(5) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 1.25% contractual fee rate by 0.10% to 1.15%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreements (except with respect to the Allianz NFJ Renaissance Fund) between Allianz Global Fund Management and each

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respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2009.

• Administrative Fees. Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional Class, Class P, Administrative Class and Class D shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s average daily net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Institutional Class, Class P, Administrative Class and Class D shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses that are not covered by the administrative fee and that may vary and affect the total level of expenses borne by Institutional Class, Class P, Administrative Class and Class D shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Administrator generally earns a profit on the administrative fee, although this may not be the case for relatively small Funds. The profit generally increases as Funds grow in asset size. Also, under the terms of the administration agreement, the Administrator, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

Institutional and Administrative Class shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim, NFJ International Value and RCM Disciplined International Equity Funds (each an “International Fund”)	0.40%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds (each a “Global Fund”)	0.35%
All other Funds(1) (each a “Domestic Fund”)	0.30%

(1) For the CCM Capital Appreciation, CCM Emerging Companies, CCM Mid-Cap and NFJ Small-Cap Value Funds, the Administrator has voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Class P shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class P shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim and NFJ International Value Funds	0.50%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds	0.45%
All other Funds	0.40%

Class D shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim, NFJ International Value and RCM Disciplined International Equity Funds	0.75%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds	0.70%
All other Funds	0.65%

The total Administrative Fee rate for each class of shares of each International Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Global Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of

130	Allianz Funds

$1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Domestic Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

For the fiscal year ended June 30, 2009, the Funds paid the Administrator monthly administrative fees for the Institutional Class, Class P, Administrative Class and Class D shares at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class taken separately, taking into account the effect of breakpoints):

	Administrative Fees
	Institutional		Administrative
Allianz Fund	Class	Class P	Class	Class D(1)

AGIC Emerging Markets Opportunities Fund	0.45%	0.52%	N/A	0.61%
AGIC Global Fund	0.35%	0.45%	0.35%	0.50%
AGIC Growth Fund	0.25%	0.34%	0.25%	0.40%
AGIC Income & Growth Fund	0.25%	0.35%	N/A	0.38%
AGIC International Fund	0.45%	0.53%	0.45%	0.60%
AGIC Mid-Cap Growth Fund	0.25%	0.35%	N/A	0.39%
AGIC Opportunity Fund	0.25%	0.34%	0.25%	0.40%
AGIC Pacific Rim Fund	0.45%	0.53%	N/A	0.60%
AGIC Systematic Growth Fund	0.25%	0.35%	0.25%	0.40%
AGIC Target Fund	0.25%	0.34%	0.25%	0.40%
CCM Capital Appreciation Fund	0.24%	0.33%	0.24%	0.39%
CCM Emerging Companies Fund	0.25%	N/A	0.25%	N/A
CCM Focused Growth Fund	0.25%	0.34%	0.25%	0.40%
CCM Mid-Cap Fund	0.24%	0.33%	0.24%	0.39%
NFJ All-Cap Value Fund	0.25%	0.33%	0.25%	0.40%
NFJ Dividend Value Fund	0.21%	0.30%	0.21%	0.34%
NFJ International Value Fund	0.43%	0.51%	N/A	0.58%
NFJ Large-Cap Value Fund	0.24%	0.33%	0.24%	0.39%
NFJ Mid-Cap Value Fund	0.25%	0.33%	N/A	0.40%
NFJ Renaissance Fund	0.25%	N/A	0.25%	0.40%
NFJ Small-Cap Value Fund	0.22%	0.31%	0.22%	0.37%
RCM Disciplined International Equity Fund	0.45%	N/A	0.45%	0.60%
RCM Global Resources Fund	0.35%	0.43%	N/A	0.50%
RCM Global Small-Cap Fund	0.35%	0.42%	N/A	0.50%
RCM Large-Cap Growth Fund	0.25%	0.35%	0.25%	0.40%
RCM Mid-Cap Fund	0.25%	N/A	0.25%	0.40%
RCM Strategic Growth Fund	0.25%	0.35%	0.25%	0.40%
RCM Technology Fund	0.30%	0.39%	0.30%	0.45%
RCM Wellness Fund	N/A	N/A	N/A	0.45%

(1) As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the administrative fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Management Fees.” The table above shows the total administrative fee rate, including the 0.25% fee adopted in conformity with Rule 12b-1.

• Payments to Service Agents and Financial Service Firms. The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third-party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial

Prospectus	131

intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administrative fees paid by the Funds to the Administrator.

For shares that are held through intermediaries, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts to service agents for providing the services described above. For Class P shares the Administrator currently estimates that it and/or its affiliates will pay up to an additional 0.10% per annum of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Trust’s administration agreement to service agents for providing the services described above.

For Class D shares, a financial service firm that provides the services described above may be paid a portion of the Class D administrative fees in return for its services directly or indirectly by the Funds, the Adviser or an affiliate (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Funds) of a Fund’s average daily net assets attributable to its Class D shares and purchased through such firm for its clients, although payments with respect to shares in retirement plans may be higher).

The payments described above may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. Furthermore, the payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. If no such payments are made with respect to certain shares (e.g., because they are held directly at the transfer agent without a financial intermediary), there is no corresponding reduction in the amount of administrative fees paid to the Administrator. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Advisers	Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Allianz Fund(s)

Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”) 600 West Broadway San Diego, CA 92101	AGIC Emerging Markets Opportunities, AGIC Global, AGIC Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Opportunity, AGIC Pacific Rim, AGIC Systematic Growth and AGIC Target Funds (the “AGIC Funds”)

Cadence Capital Management LLC (“Cadence”) 265 Franklin Street, 11th Floor Boston, MA 02110	CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value Funds (the “NFJ Funds”)

RCM Capital Management LLC (“RCM”) 555 Mission Street, Suite 1700 San Francisco, CA 94105	RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds (the “RCM Funds”)

* Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

AGIC	AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1345 Avenue of the Americas, New York, New York 10105.

AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and

132	Allianz Funds

other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties.

In addition to the advisory-related services noted above, AGIC also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC, which is described below under the subsection entitled “NFJ.”

The individuals at AGIC listed below have or share primary responsibility for the day-to-day management of the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Emerging Markets Opportunities Fund	Kunal Ghosh	2007	Senior Vice President and Portfolio Manager for the AGIC International Systematic strategies. Prior to joining AGIC in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

	Steven Tael, Ph.D., CFA	2007	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 11 years of investment experience.

AGIC Global Fund	Christopher A. Herrera	2006	Mr. Herrera is a Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies. Prior to joining AGIC in 2000, he was an analyst in the Investment Banking division of Lehman Brothers. Mr. Herrera earned his M.B.A. from the Haas School of Business at the University of California, Berkeley and graduated cum laude with a B.S. in business administration from the University of Southern California. Mr. Herrera is a Robert Toigo Foundation Fellow and a Consortium for Graduate Study in Management Fellow. He has 12 years of investment industry experience.

	Nelson Shing	2007	Mr. Shing is a Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies since 2003. He also has research responsibilities for the global technology and telecommunications sectors. He was previously an analyst with Pequot Capital Management, Inc.; Morgan Stanley Investment Management, Inc.; C. Blair Asset Management, L.P.; and Credit Suisse First Boston. Mr. Shing earned his B.S. in business administration from the University of California, Berkeley. He is fluent in Mandarin Chinese and has 12 years of investment industry experience.

AGIC Growth Fund	Jeff Parker (Lead)	2009	Managing Director and Head of AGIC Growth strategies. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2010	Vice President of AGIC and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for AGIC’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. He holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

AGIC Income & Growth Fund	Douglas Forsyth, CFA	2007 (Inception)	Mr. Forsyth is a Managing Director, Portfolio Manager and Member of the Executive Committee at AGIC. Mr. Forsyth oversees AGIC’s Income and Growth Strategies team. He joined AGIC in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 17 years of investment industry experience.

	Michael E. Yee	2007 (Inception)	Mr. Yee is a Senior Vice President and Portfolio Manager at AGIC and is a member of AGIC’s Income and Growth Strategies team. He joined AGIC in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 13 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Mr. Kass is a Managing Director and Portfolio Manager at AGIC. He joined AGIC in 2000 with responsibilities for portfolio management and research on AGIC’s Income and Growth Strategies team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to AGIC’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 11 years of investment industry experience.

Prospectus	133

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC International Fund	Steven Tael, Ph.D., CFA	2006	See above.

	Kunal Ghosh	2006	See above.

AGIC Mid-Cap Growth Fund	Jane Edmondson	2006*	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 1996, Ms. Edmondson was a financial consultant with Merrill Lynch. She has 16 years of investment industry experience.

	Mark P. Roemer	2006*	Mr. Roemer is a Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 11 years of investment industry experience.

AGIC Opportunity Fund	Michael Corelli (Lead)	2003**	Portfolio Manager for AGIC. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President and Portfolio Manager for AGIC. He is also the senior research analyst for AGIC’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining AGIC in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

AGIC Pacific Rim Fund	Pedro Marcal	2007	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the AGIC Global Equities strategies since 2001. Lead Portfolio Manager for the AGIC Emerging Countries’ strategies from 1994 until 2001. He has 18 years’ total investment management experience including positions with A.B. Laffer & Associates as an economist and A-Marks Precious Metals as a precious metals trader.

AGIC Systematic Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Kunal Ghosh	2009	See above.

AGIC Target Fund	Jeff Parker (Lead)	1999**	See above.

	William Sandow	2009	See above.

* Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the Allianz AGIC Mid-Cap Growth Fund.
** Prior to November 1, 2006, the portfolio managers indicated above served in that capacity for a different sub-advisory firm that previously managed the applicable Fund.

Cadence	Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2009, of approximately $6.0 billion.

The following individuals at Cadence share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

134	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

CCM Emerging Companies Fund	William B. Bannick	1993 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Focused Growth Fund	William B. Bannick	1999 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as CCM Capital Appreciation Fund	See above.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board consists of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, in connection with a “Call Agreement” entered into in connection with the sale of Cadence, there is a significant chance that, before September 2010, it will be proposed that the Funds for which Cadence serves as sub-adviser be reorganized into funds that are not part of the Allianz Funds family. This could result in, among other things, the shareholders of those Funds being unable to exchange on a load-free basis into other Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series, different (and possibly reduced) shareholder services and different fees and expenses. The Trustees have indicated that they will evaluate these and other relevant factors before determining whether to approve any such transaction.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. See “AGIC” above. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of September 30, 2009, of approximately $29.4 billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

NFJ All-Cap Value Fund	Benno J. Fischer (Co-Lead)	2007	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Prospectus	135

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Thomas W. Oliver (Co-Lead)	2007	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is both a CFA charterholder and a CPA.

	Jeffrey S. Partenheimer	2007	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA charterholder and a CPA.

NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	See above.

	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received his MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2006	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ International Value Fund	Benno J. Fischer (Lead)	2003* (Inception)	See above.

	L. Baxter Hines	2010	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

NFJ Large-Cap Value Fund	Thomas W. Oliver (Lead)	2008	See above.

	Paul A. Magnuson	2000 (Inception)	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Mid-Cap Value Fund	Thomas W. Oliver (Lead)	2006	See above.

	Benno J. Fischer	2006 (Inception)	See above.

	Jeffrey S. Partenheimer	2006 (Inception)	See above.

NFJ Renaissance Fund	Paul A. Magnuson (Lead)	2009	See above.

	Benno J. Fischer	2009	See above.

136	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Morley D. Campbell	2009	Portfolio Manager at NFJ. He has over 5 years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	See above.

	Benno J. Fischer	1991 (Inception)	See above.

* Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

RCM	RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2009, RCM had approximately $15.7 billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Disciplined International Equity Fund	Ara J. Jelalian, CFA	2005	Director, Senior Portfolio Manager for International Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.

RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Director, Senior Research Analyst and Sector Head Fund Head, U.S. Resources. Mr. Strand joined RCM in 2003 and is responsible for integrated oil, oil and gas production, oil services, independent refiners and coal within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

RCM Global Small-Cap Fund**	Louise M. Laufersweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity portfolios. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist.

	Timothy McCarthy, CFA	2010	Portfolio Manager. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, Mr. McCarthy worked at FactSet Research Systems as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

	Andrew Neville	2010	Portfolio Manager. Mr. Neville joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. He also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Mr. Neville joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Mr. Neville trained as a portfolio manager at AIB Govett Asset Management. Mr. Neville is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

Prospectus	137

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Dennis Lai	2010	Portfolio Manager. Mr. Lai joined the Group as a portfolio manager in June 2003, following a two-year stint as the head of Asian small and mid-cap research with Cazenove Asia. He is currently the fund manager for Allianz GIS RCM Little Dragons Fund. From 1994, Mr. Lai spent seven years as an investment manager with Special Assets. From 1991 to 1993 he headed off to Australia as chief financial officer for Bridestowe Estates. Before that period, Mr. Lai was in Hong Kong from 1986 to 1991 working in the accounting area for Anglo Chinese Corporate Finance, Citicorp and Price Waterhouse. Mr. Lai attained a Masters of Commerce, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of the Australian Society of Chartered Accountants since 1989 and an associate member of the Securities Institute of Australia since 1994.

RCM Large-Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Peter A. Goetz, CFA	2005	Director and Senior Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

	Scott T. Migliori, CFA	2009	Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and Deputy CIO of RCM San Francisco. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid and small cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.

	Joanne L. Howard, CFA	2005	Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. She also previously served as the firm’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Edward S. Painvin, CFA, CMT	2009	Director, Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team. Mr. Painvin joined RCM in 2000 as a research analyst in the technology sector. In 2003, he transitioned to the U.S. Large Cap Team as an assistant portfolio manager. Previously, Mr. Painvin worked as a private equity analyst and portfolio manager for personal trust accounts and as a health care equity research analyst at Wachovia Asset Management for three years. He received his BA in Accounting from Flagler College and his MBA in Finance from Wake Forest University.

RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	See above.

	Steven Klopukh, CFA	2005	Director, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Strategic Growth Fund	Raphael L. Edelman	2006 (Inception)	See above.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

RCM Technology Fund	Walter C. Price, Jr. CFA*	1995 (Inception)	Managing Director, Senior Analyst and Co-Portfolio Manager of the RCM Technology Fund. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

	Huachen Chen, CFA*	1995 (Inception)	Senior Portfolio Manager and Co-Portfolio Manager of the RCM Technology Fund. Mr. Chen joined RCM as an analyst in 1984, and became a principal in 1994. At RCM, he has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas.

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	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Wellness Fund	Ken Tsuboi, CFA, CIC (Lead)	2007	Director, Senior Research Analyst and Sector Head, U.S. Healthcare. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 to 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA	1999-2004; 2005	Director, Senior Research Analyst, U.S. Healthcare. Dr. Dauchot re-joined RCM in 2005 as Senior Research Analyst and Lead Portfolio Manager of the Wellness Fund. Dr. Dauchot first joined RCM in 1999, and served as a Senior Research Analyst and Sector Fund Manager in the healthcare group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a Principal and Healthcare Analyst. Prior to RCM, he was a junior research analyst in the healthcare industry at BancBoston Robertson Stephens, where he also specialized in medical technology and diagnostic companies. He graduated from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, with a degree in Chemistry before earning his M.D. from the University of Cincinnati College of Medicine. Dr. Dauchot earned his MBA from the J.L. Kellogg School of Management at Northwestern University.

	Dan Hunt	2008	Vice President, Research Analyst, U.S. Healthcare. Mr. Hunt joined the firm as a Generalist on the Healthcare team after spending three years at SG Cowen & Co. in New York, most recently as a Trading Analyst/Research Liaison. At SG Cowen, he was responsible for proprietary and client-directed investment idea generation across sectors, with an emphasis on healthcare. He was appointed (as the youngest member) to SG Cowen’s seven person Investment Policy Committee. Prior to joining SG Cowen, he worked for Thomson Financial/Carson in New York as a Senior Associate within Capital Markets Intelligence. He received his BA from Stanford University where he graduated with High Honors. He also earned his MSc in International Relations, with Distinction, from the London School of Economics and Political Science. He is a CFA level II candidate.

	Paul A. Wagner, PhD, CFA	2008	Vice President and Research Analyst, U.S. Healthcare. Mr. Wagner joined RCM in 2006 with over seven years of experience. He joined RCM from PDL BioPharma, where he worked in corporate and business development. Prior to PDL BioPharma, he was a vice president and senior equity research analyst in the biotechnology sector at Lehman Brothers. He has a PhD in Chemistry from the California Institute of Technology. He received his BS in Chemistry from the University of Wisconsin.

* Individuals share joint responsibility for the day-to-day management of the Fund.

** The RCM Global Small-Cap Fund’s portfolio management team consists of two U.S.-based portfolio managers, Ms. Laufersweiler and Mr. McCarthy, who are responsible for North American security selection and the Fund’s overall global portfolio construction. They are supported by regional portfolio managers Mr. Neville, who is responsible for identifying European investment opportunities, and Mr. Lai, who is responsible for Asia-Pacific investment opportunities. Ms. Laufersweiler serves as the Lead Portfolio Manager.

Adviser/Sub-Adviser Relationship	Shareholders of each Fund (except the NFJ Dividend Value, NFJ Large-Cap Value, CCM Emerging Companies and CCM Mid-Cap Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not currently apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Funds’ sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the AGIC Growth Fund), the PEA Opportunity Fund (now the AGIC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the AGIC Target Fund). PEA, AGID and Allianz Global

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Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of Fund shareholders or the Funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders. After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In July 2008, two individual shareholders of the Allianz AGIC Target Fund and one individual shareholder of the Allianz AGIC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). The Trust ceased participating in the Program effective March 16, 2009. Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action sought inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Court has since made rulings dismissing the individual Trustees from the lawsuit and denying injunctive relief against the only remaining defendant, the Trust, and subsequently entered judgment in favor of the Trust on all counts. The plaintiffs have since appealed the Court’s legal ruling, and that appeal is in process. The Trust intends to continue to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

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Classes of Shares—Institutional Class, Class P, Administrative Class and Class D Shares

The Trust offers investors Institutional Class, Class P, Administrative Class and Class D shares of the Funds in this Prospectus. The Fund Summaries at the beginning of this Prospectus indicate which classes are offered for each Fund.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds, some of which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-426-0107 for information about other investment options.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class, Class P, Administrative Class or Class D shares of the Funds offered in this Prospectus.

Some of the share classes are generally subject to a higher level of operating expenses than other share classes due to the additional service and/or distribution fees paid by such shares as described below. The share classes that are not subject to these expenses, or that are subject to lower expenses, will generally pay higher dividends and have a more favorable investment return.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund that offers Administrative Class shares. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Funds that offer Administrative Class shares to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for costs and expenses incurred in connection with providing certain administrative services to Administrative Class shareholders.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents—Institutional Class, Class P and Administrative Class Shares. Institutional Class, Class P and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. The Trust pays service and/or distribution fees with respect to Administrative Class shares indirectly to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize the Adviser’s investment advisory services or invest in the Funds or in other products sponsored by Adviser and its affiliates.

In addition, the Administrator and/or its affiliates make payments to service agents selected by the Adviser and/or its affiliates for providing certain services with respect to shares of the Funds held through such service agents, out of administrative fees received from the Funds. Additional information about these payments,

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including the expected amounts thereof, together with a description of the services for which they are made, is included under “Management of the Funds—Administrative Fees.” The actual services provided, and the payments made for such services, may vary from firm to firm. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other services providers as well as in addition to amounts described under “Payments to Financial Firms” below. The Adviser and its affiliates do not audit the service agents to determine whether they are providing the services for which they are receiving such payments.

•   12b-1 Plan for Class D Shares. The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees are paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class D shares and may cost you more than other types of sales charges. The “Annual Fund Operating Expenses” tables in the Fund Summaries show the Administrative Fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.” If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading “Distribution and/or Service (12b-1) Fees” would be 0.00% and the fees paid under the column captioned “Other Expenses” would increase by 0.25% accordingly, so that the total Administrative Fee would remain the same.

•   Financial Service Firms—Class D Shares. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by a shareholder’s account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. A firm may independently establish and charge transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce a shareholder’s investment returns on Class D shares of the Funds.

A financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans may be higher). A firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Shareholders who hold Class D shares of a Fund through a financial service firm should contact that firm for information.

This Prospectus should be read in connection with a financial service firm’s materials regarding its fees and services.

Payments to Financial Firms	Some or all of the distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which a shareholder purchases shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant

142	Allianz Funds

to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class, Class P or Administrative Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. A shareholder who holds Class D shares of a Fund through a financial service firm should consult with the shareholder’s financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

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How to Buy and Sell Shares

Buying Shares— Institutional Class, Class P, and Administrative Class Shares	Investors may purchase Institutional Class, Class P and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and the Administrator and/or its affiliates pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase Institutional Class, Class P and Administrative Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to make any administrative payments per participant account to any third party.

    •   Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

    •   Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class, Class P and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services—Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with an affiliate of the Adviser, or from an investment by broker-dealers, institutional clients or other financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers, or in other circumstances as may be agreed to by the Distributor.

    •   Additional Investments. An investor may purchase additional Institutional Class, Class P and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

    •   Other Purchase Information. Purchases of a Fund’s Institutional Class, Class P and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be

144	Allianz Funds

effected only if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

    •   Retirement Plans. Institutional Class, Class P, Administrative Class and Class D shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Buying Shares— Class D Shares	Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms—Class D Shares” above. In connection with purchases, a financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge for such services.

Class D shares of the Funds will be held in a shareholder’s account at a financial service firm and, generally, the firm will hold a shareholder’s Class D shares in nominee or street name as your agent. In most cases, the Transfer Agent will have no information with respect to or control over accounts of specific Class D shareholders and a shareholder may obtain information about accounts only through the financial service firm. In certain circumstances, the firm may arrange to have shares held in a shareholder’s name or a shareholder may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, a shareholder may contact the Distributor at 1-800-426-0107 for information about the account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

• Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

A financial service firm may impose different investment minimums than the Trust. For example, if a shareholder’s firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when a shareholder invests in Class D shares of the Fund through the firm. A Class D shareholder should contact the financial service firm for information. The Funds or the Funds’ distributor may waive the minimum initial investment at their discretion.

Disclosure Relating to the AGIC Systematic Growth Fund	Institutional Class shares of the AGIC Systematic Growth Fund are not available for purchase by the general public. Institutional Class shares of the AGIC Systematic Growth Fund are currently available only for purchase by the benefit plans of Allianz Global Fund Management and its affiliates. Institutional Class shares of the AGIC Systematic Growth Fund are not available for exchanges by shareholders of other Funds or of other series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series. The Trust may modify or eliminate these restrictions at any time.

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Disclosure Relating to the NFJ Small-Cap Value Fund	Shares of the NFJ Small-Cap Value Fund are currently not available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other Funds or of other series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series, except that participants in a specified benefit plan that offered the Fund as an investment option as of August 31, 2009 may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified benefit plan, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions LLC, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund. The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations	A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an authorized person.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing”. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk

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exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

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Selling Shares— Redemptions of Shares Held Directly with the Trust
    •   Redemptions by Mail. An investor may redeem (sell) shares held directly with the Trust by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

    •   Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays (which may be considerable) in exercising telephone redemption privileges during periods of market volatility. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by an authorized person, and accompanied by a Medallion signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Medallion Signature Guarantee.”

Selling Shares— Redemptions of Shares Held Through Intermediaries or Financial Service Firms	You can sell (redeem) shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

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Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Medallion Signature Guarantee.”

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Medallion Signature Guarantee	When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

A Medallion signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Minimum Account Size	Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account that falls below the values listed below.

    •   Institutional Class, Class P and Administrative Class. The Trust reserves the right to redeem Institutional Class, Class P and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

    •   Class D. Investors should maintain an account balance in Class D shares of each Fund held by an investor of at least the minimum investment necessary to open the particular type of account. If an investor’s Class D shares balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem an investor’s remaining Class D shares and close that Fund account after giving the investor 60 days to increase the account balance. An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series accounts exceeds $50,000.

Exchange Privilege	Except as provided below, an investor may exchange Institutional Class, Class P, Administrative Class or Class D shares of a Fund for shares of the same class of any other Fund that offers that class based on the respective NAVs of the shares involved. An investor may also exchange shares of a Fund for shares of the same class of a series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or of PIMCO Equity Series, an affiliated mutual fund family composed both of fixed income and equity portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

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In the case of Institutional Class, Class P and Administrative Class shares, an exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. For Class D shares, please contact your financial service firm to exchange shares and for additional information about the exchange privilege.

Shares of all classes are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Trust or its designee. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information.

The Trust and the Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly	Monthly

AGIC Income & Growth Fund			•

NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, and NFJ Mid-Cap Value Funds		•

All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to Administrative Class, Class P or Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

For Class D shares, you can choose from the following distribution options:

• Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in Class D shares of any other Fund or series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series that offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option when your account is established.

• Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). You must elect this option when your account is established.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact the Trust at 1-800-498-5413. For Class D shares, you should contact your financial service firm or call the Distributor at 1-800-426-0107.

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Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior taxable years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If that Fund then makes distributions of capital gains in excess of such reduced net capital gains, the amount of the excess will be supported by the Fund’s “current earnings and profits,” and will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Regardless of whether such excess amount is retained or distributed, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain.

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•   A Note on Non-U.S. Investments. A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Eligible funds may be able to pass through to you a deduction or credit for foreign taxes. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will likely be 28% for amounts paid before January 1, 2011 and is currently scheduled to increase to 31% for amounts paid thereafter.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held

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securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Industry Concentration	Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. See “Summary of Principal Risks—Focused Investment Risk” above.

Natural Resources. Funds that concentrate their investments in companies in the natural resources industries (including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities) will be subject to the risks particularly affecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity and interest rates, which can affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

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Technology Sector. Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles of equipment, products and services, accelerated rates of product change and development, competition from new and existing companies, significant losses and/ or limited earnings, security price volatility, limited operating histories and management experience, patent and other intellectual property considerations. Technology companies are also affected by the risk that new equipment, products and services will not be commercially successful, or will become rapidly obsolete.

Wellness-Related Sector. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including those of the following related industries.

The healthcare industry can be significantly affected by government regulation and reimbursement levels, changes in government subsidies, government approval of products and services that could have a significant effect on price and availability and rising costs of medical products and services. Changes in government and private payment systems, such as increased use of managed-care arrangements also affect the volatility of the industry. A healthcare company’s valuation is often based largely on potential and actual performance of a limited number of products.

The biotechnology industry can be significantly affected by rapid obsolescence of products, intense competition, patent expirations, risks associated with new regulations and changes to existing regulations. Other risks include dramatic fluctuation of economic prospects and share prices of biotechnology companies due to changes in the regulatory or completive environments and lengthy application processes and testing procedures for products.

The medical equipment, systems and delivery industry is significantly affected by patent considerations, rapid technological change and obsolescence, extensive government regulation and government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an emphasis on outpatient services.

The healthy-lifestyle industry can be significantly affected by the potential and actual performance of a limited number of products and services.

Non-U.S. Securities	The Funds may invest in foreign (non-U.S.) securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and

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volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the applicable Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds, except for the CCM Funds, may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase

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exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

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Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds (except the CCM Funds) may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Because the CCM Funds will not make defensive investments in response to unfavorable market or other conditions, they may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest. Each of the Funds (including the CCM Funds) may maintain a portion of their assets (normally not more than 10% for the CCM Funds) in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other

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government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities. Although most of the Funds focus on equity and related investments, the Funds may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the

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Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

162	Allianz Funds

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Effective March 16, 2009, the Trust determined to cease participation in a program pursuant to which various Funds regularly lent their portfolio securities. The Trust and individual Funds may determine to lend portfolio securities through other securities lending programs or facilities.

If a Fund engages in securities lending, cash collateral that the Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds.

Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets, except for the NFJ Renaissance Fund, the AGIC Growth Fund and the AGIC Opportunity Fund, each of which may lend up to 25% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. Funds whose portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks) may engage in securities lending to a greater extent than other Funds.

When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes a Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should borrowers (which typically include broker-dealers and other financial services companies) fail financially or otherwise not return the securities loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales	Each Fund, except for the CCM Funds and the RCM Mid-Cap Fund, may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale

Prospectus	163

may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on practicable terms and may instead seek all of their short exposure through derivatives. This circumstance may change in the future, either as new counterparties or trading structures become available or as counterparties that previously acted as prime brokers to mutual funds expand the scope of services they provide. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued

164	Allianz Funds

the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (REITs). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the AGIC Emerging Markets Opportunities, AGIC Global, AGIC Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Opportunity, AGIC Systematic Growth, AGIC Target, CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth, CCM Mid-Cap,

Prospectus	165

NFJ Renaissance, RCM Global Resources, RCM Global Small-Cap, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds had a portfolio turnover rate in excess of 100%. These and other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies	The investment objective of each of the CCM Capital Appreciation, CCM Emerging Companies, CCM Mid-Cap, NFJ Small-Cap Value, RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds is fundamental and may not be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. In addition, a fundamental policy (that may not be changed without shareholder approval) of each of the RCM Global Small-Cap and RCM Technology Funds is that the Fund must invest in companies located in at least three different countries. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the AGIC Emerging Markets Opportunities, AGIC Mid-Cap Growth, AGIC Pacific Rim, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, RCM Disciplined International Equity Fund, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, certain of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. The Funds sub-advised by RCM may use Grassrootssm Research in addition to their traditional research activities. Grassrootssm Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Adviser or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

166	Allianz Funds

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each class of shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

															Ratio of	Ratio of
															Expenses to	Expenses to
															Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Capital Appreciation Fund
Institutional Class
6/30/2009	$18.79	$0.10	$(6.51)	$(6.41)	$(0.02)	$—	$(0.02)	$—	(b)	$12.36	(e)	(34.08	)%(e)	$276,437	0.71%	0.71%	0.71%	154%
6/30/2008	21.64	0.10	(0.95)	(0.85)	(0.10)	(1.90)	(2.00)	—	(b)	18.79		(5.05)		459,142	0.69	0.69	0.47	134
6/30/2007	20.22	0.12	2.73	2.85	(0.06)	(1.37)	(1.43)	—	(b)	21.64		14.67		424,762	0.68	0.68	0.61	150
6/30/2006	18.36	0.12	1.78	1.90	(0.04)	—	(0.04)	—	(b)	20.22		10.33		383,054	0.72	0.72	0.60	161
6/30/2005	16.63	0.16	1.67	1.83	(0.10)	—	(0.10)	—		18.36		11.01		258,048	0.71	0.71	0.90	137
Class P
7/7/2008† – 6/30/2009	18.19	0.08	(5.91)	(5.83)	(0.03)	—	(0.03)	—	(b)	12.33	(d)	(32.04	)(d)	4,308	0.79 *	0.79 *	0.67 *	154
Administrative Class
6/30/2009	18.22	0.06	(6.29)	(6.23)	(0.01)	—	(0.01)	—	(b)	11.98	(f)	(34.26	)(f)	245,686	0.96	0.96	0.45	154
6/30/2008	21.11	0.05	(0.92)	(0.87)	(0.12)	(1.90)	(2.02)	—	(b)	18.22		(5.32)		439,571	0.93	0.93	0.24	134
6/30/2007	19.78	0.07	2.66	2.73	(0.03)	(1.37)	(1.40)	—	(b)	21.11		14.37		518,562	0.93	0.93	0.37	150
6/30/2006	17.99	0.07	1.74	1.81	(0.02)	—	(0.02)	—	(b)	19.78		10.09		459,715	0.97	0.97	0.35	161
6/30/2005	16.32	0.11	1.64	1.75	(0.08)	—	(0.08)	—		17.99		10.75		287,845	0.96	0.96	0.66	137
Class D
6/30/2009	17.99	0.05	(6.23)	(6.18)	(0.02)	—	(0.02)	—	(b)	11.79	(c)	(34.36	)(c)	82,956	1.11	1.11	0.39	154
6/30/2008	20.85	0.02	(0.91)	(0.89)	(0.07)	(1.90)	(1.97)	—	(b)	17.99		(5.44)		37,601	1.09	1.09	0.08	134
6/30/2007	19.58	0.04	2.63	2.67	(0.03)	(1.37)	(1.40)	—	(b)	20.85		14.18		38,714	1.08	1.08	0.22	150
6/30/2006	17.83	0.04	1.73	1.77	(0.02)	—	(0.02)	—	(b)	19.58		9.91		34,210	1.12	1.12	0.20	161
6/30/2005	16.19	0.07	1.65	1.72	(0.08)	—	(0.08)	—		17.83		10.65		16,394	1.11	1.11	0.43	137

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.67%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.67 and (35.03)%, respectively.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.66%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $12.21 and (32.70)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.70%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $12.23 and (34.78)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.66%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.85 and (34.92)%, respectively.

Prospectus	167

Financial Highlights (continued)

														Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

CCM Emerging Companies Fund
Institutional Class
6/30/2009	$17.28	$(0.08)	$(4.76)	$(4.84)	$—	$—	$—	$—	(b)	$12.44	(28.01)%	$67,382	1.42%	(0.65)%	142%
6/30/2008	23.21	(0.14)	(3.04)	(3.18)	—	(2.75)	(2.75)	—	(b)	17.28	(15.22)	206,444	1.50	(0.69)	140
6/30/2007	24.55	(0.11)	1.14	1.03	—	(2.37)	(2.37)	—	(b)	23.21	4.71	420,835	1.51	(0.49)	188
6/30/2006	23.27	(0.20)	3.40	3.20	—	(1.92)	(1.92)	—	(b)	24.55	14.08	597,208	1.52	(0.81)	155
6/30/2005	23.89	(0.18)	1.73	1.55	—	(2.17)	(2.17)	—		23.27	6.82	597,547	1.51	(0.79)	144
Administrative Class
6/30/2009	16.32	(0.11)	(4.49)	(4.60)	—	—	—	—	(b)	11.72	(28.19)	13,866	1.67	(0.91)	142
6/30/2008	22.12	(0.19)	(2.86)	(3.05)	—	(2.75)	(2.75)	—	(b)	16.32	(15.43)	23,812	1.75	(0.95)	140
6/30/2007	23.57	(0.16)	1.08	0.92	—	(2.37)	(2.37)	—	(b)	22.12	4.47	54,701	1.76	(0.74)	188
6/30/2006	22.46	(0.25)	3.28	3.03	—	(1.92)	(1.92)	—	(b)	23.57	13.82	62,776	1.77	(1.06)	155
6/30/2005	23.20	(0.23)	1.66	1.43	—	(2.17)	(2.17)	—		22.46	6.49	50,854	1.76	(1.05)	144

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

168	Allianz Funds

														Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

CCM Focused Growth Fund
Institutional Class
6/30/2009	$9.75	$0.05	$(3.13)	$(3.08)	$(0.02)	$—	$(0.02)	$—	(b)	$6.65	(31.54)%	$90,722	0.71%	0.67%	156%
6/30/2008	10.54	0.03	(0.80)	(0.77)	(0.02)	— (b)	(0.02)	—	(b)	9.75	(7.30)	122,861	0.72	0.30	143
6/30/2007	9.34	0.03	1.33	1.36	(0.02)	(0.14)	(0.16)	—		10.54	14.72	50,850	0.71	0.30	106
6/30/2006	7.82	0.04	1.50	1.54	(0.02)	—	(0.02)	—	(b)	9.34	19.68	4,600	0.73	0.48	153
6/30/2005	6.94	0.02	0.86	0.88	—	—	—	—		7.82	12.79	3,457	0.71	0.24	123
Class P
7/7/2008† – 6/30/2009	9.44	0.04	(2.83)	(2.79)	(0.04)	—	(0.04)	—	(b)	6.61	(29.52)	82	0.80 *	0.53 *	156
Administrative Class
6/30/2009	9.71	0.03	(3.12)	(3.09)	— (b)	—	— (b)	—	(b)	6.62	(31.80)	7	0.97	0.40	156
6/30/2008	10.50	— (b)	(0.79)	(0.79)	— (b)	— (b)	— (b)	—	(b)	9.71	(7.49)	11	0.96	— (c)	143
9/15/2006† – 6/30/2007	9.14	0.01	1.52	1.53	(0.03)	(0.14)	(0.17)	—		10.50	16.96	12	0.96 *	0.13 *	106
Class D
6/30/2009	9.67	0.02	(3.10)	(3.08)	— (b)	—	— (b)	—	(b)	6.59	(31.85)	1,271	1.11	0.28	156
6/30/2008	10.47	(0.01)	(0.79)	(0.80)	— (b)	— (b)	— (b)	—	(b)	9.67	(7.61)	1,811	1.12	(0.13)	143
7/5/2006† – 6/30/2007	9.30	(0.01)	1.36	1.35	(0.04)	(0.14)	(0.18)	—	(b)	10.47	14.16	1,225	1.11 *	(0.06)*	106

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Less than 0.005%.

Prospectus	169

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
															Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Mid-Cap Fund
Institutional Class
6/30/2009	$26.87	$0.04	$(10.47)	$(10.43)	$—	$—	$—	$—	(b)	$16.44	(h)	(38.82	)%(h)	$312,484	0.71%	0.71%	0.21%	148%
6/30/2008	29.54	0.04	0.36	0.40	—	(3.07)	(3.07)	—	(b)	26.87		0.69		522,366	0.69	0.69	0.12	149
6/30/2007	28.50	0.10	3.81	3.91	—	(2.87)	(2.87)	—	(b)	29.54		15.02		482,027	0.69	0.69	0.35	164
6/30/2006	25.20	0.10	3.20	3.30	—	—	—	—	(b)	28.50	(d)	13.10	(d)	470,705	0.71	0.71	0.35	174
6/30/2005	21.80	0.07	3.33	3.40	—	—	—	—		25.20		15.60		271,735	0.71	0.71	0.31	140
Class P
7/7/2008† – 6/30/2009	25.53	0.02	(9.13)	(9.11)	—	—	—	—	(b)	16.42	(g)	(35.68	)(g)	3,099	0.80 *	0.80 *	0.12 *	148
Administrative Class
6/30/2009	26.02	(0.01)	(10.13)	(10.14)	—	—	—	—	(b)	15.88	(i)	(38.97	)(i)	129,640	0.96	0.96	(0.04)	148
6/30/2008	28.76	(0.03)	0.36	0.33	—	(3.07)	(3.07)	—	(b)	26.02		0.45		214,673	0.94	0.94	(0.11)	149
6/30/2007	27.89	0.03	3.71	3.74	—	(2.87)	(2.87)	—	(b)	28.76		14.73		278,073	0.94	0.94	0.11	164
6/30/2006	24.71	0.02	3.16	3.18	—	—	—	—	(b)	27.89	(e)	12.87	(e)	304,305	0.96	0.96	0.09	174
6/30/2005	21.44	0.02	3.25	3.27	—	—	—	—		24.71		15.25		260,340	0.96	0.96	0.07	140
Class D
6/30/2009	25.75	(0.07)	(9.99)	(10.06)	—	—	—	—	(b)	15.69	(f)	(39.07	)(f)	22,739	1.11	1.11	(0.34)	148
6/30/2008	28.53	(0.10)	0.39	0.29	—	(3.07)	(3.07)	—	(b)	25.75		0.31		193,222	1.09	1.09	(0.38)	149
6/30/2007	27.73	(0.01)	3.68	3.67	—	(2.87)	(2.87)	—	(b)	28.53		14.55		27,561	1.09	1.09	(0.05)	164
6/30/2006	24.61	(0.01)	3.13	3.12	—	—	—	—	(b)	27.73	(c)	12.68	(c)	30,758	1.11	1.11	(0.04)	174
6/30/2005	21.38	(0.02)	3.25	3.23	—	—	—	—		24.61		15.11		60,353	1.11	1.11	(0.07)	140

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.71 and 12.61%, respectively.
(d)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $28.48 and 13.04%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.87 and 12.81%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.93%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.45 and (40.00)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.20 per share and the total return by 0.79%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $16.22 and (36.47)%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.22 per share and the total return by 0.82%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $16.22 and (39.64)%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 0.81%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.67 and (39.78)%, respectively.

170	Allianz Funds

													Ratio of		Ratio of
													Expenses to		Expenses to
			Net Realized										Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total			Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund		Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC Emerging Markets Opportunities Fund
Institutional Class
6/30/2009	$30.19	$0.53	$(12.61)	$(12.08)	$(0.70)	$—	$(0.70)	$—	(b)	$17.41	(39.40)%	$18,152	1.47%		1.47%		2.89%	182%
6/30/2008	30.56	0.49	0.65	1.14	(0.05)	(1.50)	(1.55)	0.04		30.19	3.26	62,336	1.37		1.37		1.51	194
6/30/2007	19.43	(0.01)	11.63	11.62	(0.03)	(0.46)	(0.49)	—	(b)	30.56	61.11	59,834	1.61	(f)	1.61	(f)	(0.06)	77
4/1/2006 – 6/30/2006	20.59	0.07	(1.23)	(1.16)	—	—	—	—		19.43	(5.63)	21,682	1.55		1.55		1.42	28
3/31/2006	12.62	0.28	7.96	8.24	(0.27)	—	(0.27)	—		20.59	65.89	20,725	1.68	(e)	1.68	(e)	1.88	119
5/27/2004† – 3/31/2005	10.00	0.08	2.55	2.63	(0.01)	—	(0.01)	—		12.62	26.32	26,517	1.75	*(c)	1.75	*(c)	0.56 *	59 (d)
Class P
7/7/2008† – 6/30/2009	28.67	0.53	(11.13)	(10.60)	(0.83)	—	(0.83)	—	(b)	17.24	(36.23)	665	1.46	*	1.46	*	3.26 *	182
Class D
6/30/2009	29.95	0.50	(12.46)	(11.96)	(0.36)	—	(0.36)	—	(b)	17.63	(39.63)	7,964	1.85		1.85		2.52	182
6/30/2008	30.47	0.43	0.60	1.03	(0.07)	(1.50)	(1.57)	0.02		29.95	2.86	66,283	1.77		1.77		1.31	194
8/21/2006† – 6/30/2007	20.13	(0.11)	10.45	10.34	—	—	—	—	(b)	30.47	52.05	3,669	1.94	*	1.94	*	(0.49)*	77

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.83%.
(d)	Due to the realignment of the Fund’s portfolio in connection with the combination with Emerging Countries Fund on March 24, 2005, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.94%.

Prospectus	171

Financial Highlights (continued)

													Ratio of	Ratio of
													Expenses to	Expenses to
			Net Realized										Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Global Fund
Institutional Class
6/30/2009	$18.54	$0.11	$(6.54)	$(6.43)	$—	$(0.03)	$(0.03)	$—	(b)	$12.08	(34.64)%	$16	1.07%	1.07%	0.87%	106%
6/30/2008	21.11	0.18	(0.81)	(0.63)	—	(1.94)	(1.94)	—	(b)	18.54	(3.83)	87	1.06	1.06	0.92	80
6/30/2007	17.76	0.09	4.28	4.37	—	(1.02)	(1.02)	—	(b)	21.11	25.26	25	1.06	1.06	0.47	102
6/30/2006	15.62	(0.03)	2.85	2.82	—	(0.68)	(0.68)	—	(b)	17.76	18.29	11	1.06 (f)	1.06 (f)	(0.22)	114
6/30/2005	14.34	0.05	1.83	1.88	—	(0.61)	(0.61)	0.01		15.62	13.34	1,120	1.15 (d)	1.15 (d)	0.37	148
Class P
7/7/2008† – 6/30/2009	17.97	0.19	(6.06)	(5.87)	—	(0.03)	(0.03)	—	(b)	12.07	(32.62)	194	1.16 *	1.16 *	1.68 *	106
Administrative Class
6/30/2009	18.24	0.08	(6.43)	(6.35)	—	(0.03)	(0.03)	—	(b)	11.86	(34.77)	16	1.32	1.32	0.67	106
6/30/2008	20.85	0.13	(0.80)	(0.67)	—	(1.94)	(1.94)	—	(b)	18.24	(4.09)	25	1.31	1.31	0.63	80
6/30/2007	17.59	0.03	4.25	4.28	—	(1.02)	(1.02)	—	(b)	20.85	24.99	26	1.31	1.31	0.17	102
6/30/2006	15.52	0.02	2.73	2.75	—	(0.68)	(0.68)	—	(b)	17.59	17.94	21	1.32	1.32	0.12	114
6/30/2005	14.28	0.02	1.82	1.84	—	(0.61)	(0.61)	0.01		15.52	13.11	17	1.40 (d)	1.40 (d)	0.13	148
Class D
6/30/2009	18.05	0.06	(6.37)	(6.31)	—	(0.03)	(0.03)	—	(b)	11.71	(34.91)	1,675	1.47	1.47	0.47	106
6/30/2008	20.67	0.10	(0.78)	(0.68)	—	(1.94)	(1.94)	—	(b)	18.05	(4.18)	3,253	1.46	1.46	0.52	80
6/30/2007	17.48	0.03	4.18	4.21	—	(1.02)	(1.02)	—	(b)	20.67	24.74	1,460	1.46	1.46	0.14	102
6/30/2006	15.44	0.08	2.64	2.72	—	(0.68)	(0.68)	—	(b)	17.48	17.48	654	1.47 (e)	1.47 (e)	0.45	114
6/30/2005	14.24	— (b)	1.80	1.80	—	(0.61)	(0.61)	0.01		15.44	12.86	73	1.57 (c)	1.57 (c)	0.02	148

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.07%.

172	Allianz Funds

													Ratio of		Ratio of
													Expenses to		Expenses to
													Average		Average		Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to				Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Total	Fund		Value		End	with		without		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	Dividends and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC Systematic Growth Fund
Institutional Class
6/30/2009	$14.47	$0.11	$(4.24)	$(4.13)	$(0.05)	$— (b)	$(0.05)	$—	(b)	$10.29	(28.50)%	$18,595	0.78%		0.78%		1.04%	138%
6/30/2008	15.54	0.07	(0.81)	(0.74)	—	(0.33)	(0.33)	—	(b)	14.47	(5.02)	696	0.77		0.77		0.43	105
6/30/2007	13.12	0.07	2.69	2.76	—	(0.34)	(0.34)	—	(b)	15.54	21.27	688	0.78		0.78		0.51	168
6/30/2006	12.89	0.06	1.18	1.24	—	(1.01)	(1.01)	—	(b)	13.12	9.81	567	0.76	(f)	0.76	(f)	0.43	152
6/30/2005	12.04	0.07	1.07	1.14	—	(0.29)	(0.29)	—		12.89	9.47	1,202	0.80	(d)	0.80	(d)	0.55	274
Class P
7/7/2008† – 6/30/2009	14.23	0.11	(4.01)	(3.90)	(0.05)	— (b)	(0.05)	—	(b)	10.28	(27.37)	24	0.88	*	0.88	*	1.01 *	138
Administrative Class
6/30/2009	14.24	0.08	(4.17)	(4.09)	(0.02)	— (b)	(0.02)	—	(b)	10.13	(28.68)	12	1.03		1.03		0.79	138
6/30/2008	15.33	0.03	(0.79)	(0.76)	—	(0.33)	(0.33)	—	(b)	14.24	(5.23)	17	1.01		1.01		0.18	105
6/30/2007	12.98	0.04	2.65	2.69	—	(0.34)	(0.34)	—	(b)	15.33	20.96	18	1.03		1.03		0.26	168
6/30/2006	12.79	0.03	1.17	1.20	—	(1.01)	(1.01)	—	(b)	12.98	9.56	15	1.01	(g)	1.01	(g)	0.22	152
6/30/2005	11.98	0.04	1.06	1.10	—	(0.29)	(0.29)	—		12.79	9.18	13	1.05	(d)	1.05	(d)	0.30	274
Class D
6/30/2009	14.07	0.07	(4.12)	(4.05)	— (b)	— (b)	— (b)	—	(b)	10.02	(28.78)	507	1.18		1.18		0.64	138
6/30/2008	15.18	— (b)	(0.78)	(0.78)	—	(0.33)	(0.33)	—	(b)	14.07	(5.41)	910	1.17		1.17		0.03	105
6/30/2007	12.88	0.02	2.62	2.64	—	(0.34)	(0.34)	—	(b)	15.18	20.73	1,019	1.17		1.17		0.12	168
6/30/2006	12.72	0.01	1.16	1.17	—	(1.01)	(1.01)	—	(b)	12.88	9.37	17	1.16	(e)	1.16	(e)	0.09	152
6/30/2005	11.93	0.01	1.07	1.08	—	(0.29)	(0.29)	—		12.72	9.05	13	1.23	(c)	1.23	(c)	0.12	274

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.77%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.

Prospectus	173

Financial Highlights (continued)

															Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

AGIC Income & Growth Fund
Institutional Class
6/30/2009	$13.93	$0.58	$(2.77)	$(2.19)	$(0.91)	$(0.56)	$(1.47)	$—	(b)	$10.27	(14.03)%	$28,853	0.92%		5.68%	159%
6/30/2008	15.57	0.79	(1.08)	(0.29)	(0.67)	(0.68)	(1.35)	—		13.93	(2.03)	20,626	0.92		5.22	152
2/28/2007† – 6/30/2007	15.00	0.25	0.56	0.81	(0.21)	(0.03)	(0.24)	—		15.57	5.29	21,080	0.91	*	4.94 *	127
Class P
7/7/2008† – 6/30/2009	13.73	0.58	(2.58)	(2.00)	(0.90)	(0.56)	(1.46)	—	(b)	10.27	(12.86)	44	1.01	*	5.73 *	159
Class D
6/30/2009	13.95	0.47	(2.71)	(2.24)	(0.88)	(0.56)	(1.44)	—	(b)	10.27	(14.36)	491	1.28		4.56	159
6/30/2008	15.55	0.72	(1.06)	(0.34)	(0.58)	(0.68)	(1.26)	—		13.95	2.35	11	1.31		4.79	152
2/28/2007† – 6/30/2007	15.00	0.23	0.55	0.78	(0.20)	(0.03)	(0.23)	—	(b)	15.55	5.08	15	1.31	*(c)	4.52 *	127

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Investment Manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.20%.

174	Allianz Funds

													Ratio of		Ratio of
													Expenses to		Expenses to
			Net Realized										Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to				Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Total	Fund		Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	Dividends and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC International Fund
Institutional Class
6/30/2009	$18.80	$0.29	$(7.40)	$(7.11)	$(0.54)	$—	$(0.54)	$—	(b)	$11.15	(37.67)%	$54,566	1.08%		1.08%		2.38%	197%
6/30/2008	26.35	0.43	(4.12)	(3.69)	(0.40)	(3.46)	(3.86)	—	(b)	18.80	(15.75)	123,209	1.07		1.07		1.97	159
6/30/2007	22.01	0.36	5.11	5.47	(0.15)	(0.98)	(1.13)	—	(b)	26.35	25.43	125,273	1.09		1.09		1.48	166
6/30/2006	16.29	0.32	6.05	6.37	(0.14)	(0.51)	(0.65)	—	(b)	22.01	39.76	104,672	1.07		1.07		1.57	152
6/30/2005	14.54	0.36	2.35	2.71	(0.34)	(0.62)	(0.96)	—		16.29	19.49	45,195	1.06	(c)(d)	1.06	(c)(d)	2.26	107
Class P
7/7/2008† – 6/30/2009	18.21	0.52	(7.05)	(6.53)	(0.59)	—	(0.59)	—	(b)	11.09	(35.70)	2,076	1.14	*	1.14	*	4.93 *	197
Administrative Class
6/30/2009	19.08	0.27	(7.50)	(7.23)	(0.23)	—	(0.23)	—	(b)	11.62	(37.85)	7	1.33		1.33		2.16	197
6/30/2008	26.34	0.28	(4.07)	(3.79)	(0.01)	(3.46)	(3.47)	—	(b)	19.08	(16.02)	11	1.32		1.32		1.13	159
6/30/2007	21.98	0.76	4.65	5.41	(0.07)	(0.98)	(1.05)	—	(b)	26.34	25.12	122	1.33		1.33		3.01	166
1/10/2006† – 6/30/2006	20.25	0.21	1.52	1.73	—	—	—	—	(b)	21.98	8.54	11	1.33	*	1.33	*	2.08 *	152
Class D
6/30/2009	18.56	0.22	(7.28)	(7.06)	(0.42)	—	(0.42)	—	(b)	11.08	(37.94)	5,440	1.48		1.48		1.79	197
6/30/2008	26.05	0.31	(4.05)	(3.74)	(0.29)	(3.46)	(3.75)	—	(b)	18.56	(16.12)	14,082	1.47		1.47		1.37	159
6/30/2007	21.84	0.38	4.94	5.32	(0.13)	(0.98)	(1.11)	—	(b)	26.05	24.90	29,959	1.49		1.49		1.58	166
6/30/2006	16.26	0.38	5.89	6.27	(0.18)	(0.51)	(0.69)	—	(b)	21.84	39.20	3,768	1.47		1.47		1.80	152
10/29/2004† – 6/30/2005	14.81	0.30	1.23	1.53	(0.08)	—	(0.08)	—		16.26	10.34	80	1.45	*	1.45	*	2.79 *	107

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

Prospectus	175

Financial Highlights (continued)

												Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total	Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	of Period	Return	(000s)	Net Assets	Net Assets	Rate

AGIC Mid-Cap Growth Fund
Institutional Class
6/30/2009	$11.91	$0.02	$(3.54)	$(3.52)	$—	$— (b)	$— (b)	$8.39	(29.54)%	$3,509	0.98%	0.26%	127%
7/30/2007† – 6/30/2008	14.37	0.01	(2.23)	(2.22)	—	(0.24)	(0.24)	11.91	(5.94)	17,094	1.09 *	0.05 *	215
Class P
7/7/2008† – 6/30/2009	11.33	0.02	(2.97)	(2.95)	—	— (b)	— (b)	8.38	(26.03)	7	1.08 *	0.29 *	127
Class D
6/30/2009	11.87	0.02	(3.56)	(3.54)	—	— (b)	— (b)	8.33	(29.81)	38	1.34	0.24	127
7/30/2007† – 6/30/2008	12.55	(0.04)	(0.40)	(0.44)	—	(0.24)	(0.24)	11.87	(3.62)	14	1.35 *	(0.32)*	215

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

176	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
			Net Realized										Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Pacific Rim Fund
Institutional Class
6/30/2009	$14.53	$0.12	$(4.84)	$(4.72)	$(0.02)	$(0.13)	$(0.15)	$—	(b)	$9.66	(32.46)%	$38,393	1.37%	1.37%	1.18%	53%
6/30/2008	18.10	0.12	(1.49)	(1.37)	—	(2.20)	(2.20)	—	(b)	14.53	(9.16)	54,095	1.37	1.37	0.72	67
6/30/2007	14.27	0.03	4.87	4.90	—	(1.07)	(1.07)	—	(b)	18.10	35.84	54,810	1.36	1.36	0.18	62
6/30/2006	10.10	0.04	4.66	4.70	(0.10)	(0.44)	(0.54)	0.01		14.27 (f)	47.18 (f)	36,150	1.37	1.37	0.30	96
6/30/2005	9.31	0.04	0.88	0.92	—	(0.13)	(0.13)	—		10.10	9.94	459	1.51 (d)	1.51 (d)	0.47	101
Class P
7/7/2008† – 6/30/2009	14.12	(0.03)	(4.29)	(4.32)	(0.02)	(0.13)	(0.15)	—	(b)	9.65	(30.61)	6,064	1.44 *	1.44 *	(0.30)*	53
Class D
6/30/2009	14.13	0.07	(4.69)	(4.62)	(0.01)	(0.13)	(0.14)	—	(b)	9.37	(32.75)	40,638	1.78	1.78	0.75	53
6/30/2008	17.72	0.05	(1.44)	(1.39)	—	(2.20)	(2.20)	—	(b)	14.13	(9.50)	72,340	1.77	1.77	0.28	67
6/30/2007	14.05	(0.03)	4.77	4.74	—	(1.07)	(1.07)	—	(b)	17.72	35.24	96,389	1.76	1.76	(0.16)	62
6/30/2006	9.97	0.01	4.57	4.58	(0.07)	(0.44)	(0.51)	0.01		14.05 (e)	46.55 (e)	20,824	1.77	1.77	0.05	96
6/30/2005	9.23	0.02	0.85	0.87	—	(0.13)	(0.13)	—		9.97	9.49	4,731	1.90 (c)	1.90 (c)	0.22	101

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.12%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $14.05 and 46.43%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.11%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $14.27 and 47.07%, respectively.

Prospectus	177

Financial Highlights (continued)

															Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ All-Cap Value Fund
Institutional Class
6/30/2009	$11.62	$0.30	$(4.30)	$(4.00)	$(0.40)	$—	$(0.40)	$—	(b)	$7.22	(34.36)%	$2,322	0.93%		3.38%	71%
6/30/2008	20.32	0.42	(429)	(3.87)	(0.31)	(4.52)	(4.83)	—	(b)	11.62	(22.41)	10,486	0.91		2.73	47
6/30/2007	17.61	0.32	3.02	3.34	(0.23)	(0.40)	(0.63)	—	(b)	20.32	19.14	11,196	0.92		1.69	122
6/30/2006	15.97	0.22	2.16	2.38	(0.09)	(0.65)	(0.74)	—	(b)	17.61	15.13	32,059	0.91	(f)	1.29	55
6/30/2005	15.36	0.21	1.22	1.43	—	(0.83)	(0.83)	0.01		15.97	9.30	29,288	0.91	(d)	1.34	150
Class P
7/7/2008† – 6/30/2009	11.23	0.40	(4.02)	(3.62)	(0.49)	—	(0.49)	—	(b)	7.12	(32.14)	711	0.99	*	5.56 *	71
Administrative Class
6/30/2009	11.67	0.28	(4.32)	(4.04)	(0.44)	—	(0.44)	—	(b)	7.19	(34.53)	12	1.18		3.47	71
6/30/2008	20.21	0.41	(4.31)	(3.90)	(0.12)	(4.52)	(4.64)	—	(b)	11.67	(22.60)	18	1.16		2.37	47
6/30/2007	17.52	0.28	3.00	3.28	(0.19)	(0.40)	(0.59)	—	(b)	20.21	18.86	24	1.18		1.50	122
6/30/2006	15.87	0.18	2.15	2.33	(0.03)	(0.65)	(0.68)	—	(b)	17.52	14.90	20	1.16	(g)	1.03	55
6/30/2005	15.31	0.13	1.25	1.38	—	(0.83)	(0.83)	0.01		15.87	8.99	18	1.20	(d)	0.81	150
Class D
6/30/2009	11.44	0.26	(4.23)	(3.97)	(0.42)	—	(0.42)	—	(b)	7.05	(34.71)	1,794	1.33		3.26	71
6/30/2008	20.06	0.33	(4.20)	(3.87)	(0.23)	(4.52)	(4.75)	—	(b)	11.44	(22.71)	3,722	1.31		2.13	47
6/30/2007	17.41	0.25	2.98	3.23	(0.18)	(0.40)	(0.58)	—	(b)	20.06	18.69	9,566	1.33		1.33	122
6/30/2006	15.81	0.14	2.16	2.30	(0.05)	(0.65)	(0.70)	—	(b)	17.41	14.74	2,947	1.32	(e)	0.80	55
6/30/2005	15.29	0.09	1.24	1.33	—	(0.83)	(0.83)	0.02		15.81	8.74	216	1.37	(c)	0.54	150

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

178	Allianz Funds

																Ratio of
															Ratio of	Expenses to
															Expenses to	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Average Net	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	Assets with	without	Income	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Dividend Value Fund
Institutional Class
6/30/2009	$14.74	$0.44	$(5.46)	$(5.02)	$(0.42)	$(0.63)	$(1.05)	$—	(b)	$8.67	(d)(g)	(34.42	)%(d)(g)	$1,699,111	0.67%	0.67%	4.37%	43%
6/30/2008	18.51	0.48	(2.83)	(2.35)	(0.51)	(0.91)	(1.42)	—	(b)	14.74		(13.48)		1,802,701	0.67	0.67	2.86	49
6/30/2007	15.51	0.46	3.24	3.70	(0.41)	(0.29)	(0.70)	—	(b)	18.51		24.20		1,693,928	0.67	0.67	2.62	29
6/30/2006	13.85	0.43	1.90	2.33	(0.45)	(0.22)	(0.67)	—	(b)	15.51		17.21		349,151	0.71	0.71	2.89	26
6/30/2005	12.59	0.36	1.39	1.75	(0.34)	(0.15)	(0.49)	—		13.85		14.08		119,556	0.71	0.71	2.74	30
Class P
7/7/2008† – 6/30/2009	14.35	0.42	(5.06)	(4.64)	(0.42)	(0.63)	(1.05)	—	(b)	8.66	(f)	(32.70	)(f)	325,300	0.77 *	0.77 *	4.91 *	43
Administrative Class
6/30/2009	14.78	0.41	(5.47)	(5.06)	(0.40)	(0.63)	(1.03)	—	(b)	8.69	(d)(h)	(34.62	)(d)(h)	756,172	0.92	0.92	4.13	43
6/30/2008	18.55	0.45	(2.84)	(2.39)	(0.47)	(0.91)	(1.38)	—	(b)	14.78		(13.67)		745,713	0.92	0.92	2.68	49
6/30/2007	15.56	0.42	3.25	3.67	(0.39)	(0.29)	(0.68)	—	(b)	18.55		23.91		408,959	0.91	0.91	2.33	29
6/30/2006	13.86	0.34	1.96	2.30	(0.38)	(0.22)	(0.60)	—	(b)	15.56		16.89		9,904	0.95	0.95	2.24	26
6/30/2005	12.60	0.33	1.39	1.72	(0.31)	(0.15)	(0.46)	—		13.86		13.78		1,525	0.96	0.96	2.49	30
Class D
6/30/2009	14.66	0.40	(5.43)	(5.03)	(0.39)	(0.63)	(1.02)	—	(b)	8.61	(d)(e)	(34.67	)(d)(e)	700,909	1.05	1.05	4.26	43
6/30/2008	18.34	0.40	(2.79)	(2.39)	(0.38)	(0.91)	(1.29)	—	(b)	14.66		(13.79)		376,899	1.04	1.04	2.40	49
6/30/2007	15.38	0.39	3.21	3.60	(0.35)	(0.29)	(0.64)	—	(b)	18.34		23.75		698,390	1.05	1.05	2.25	29
6/30/2006	13.75	0.36	1.90	2.26	(0.41)	(0.22)	(0.63)	—	(b)	15.38		16.72		78,984	1.10	1.10	2.42	26
6/30/2005	12.53	0.31	1.37	1.68	(0.31)	(0.15)	(0.46)	—		13.75		13.50		11,863	1.12 (c)	1.12 (c)	2.28	30

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.00%.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.53%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.54 and (35.20)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.54%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.59 and (33.24)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.60%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.59 and (35.02)%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.60%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.61 and (35.22)%, respectively.

Prospectus	179

Financial Highlights (continued)

													Ratio of		Ratio of
													Expenses to		Expenses to
			Net Realized										Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total			Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund		Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments’(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ International Value Fund
Institutional Class
6/30/2009	$24.99	$0.48	$(9.15)	$(8.67)	$(0.48)	$(0.52)	$(1.00)	$—	(b)	$15.32	(34.37)%	$247,345	1.05%		1.05%		3.03%	59%
6/30/2008	26.73	1.17	(0.91)	0.26	(0.96)	(1.04)	(2.00)	—	(b)	24.99	0.70	211,340	1.04		1.04		4.43	23
6/30/2007	19.43	0.64	7.36	8.00	(0.43)	(0.27)	(0.70)	—	(b)	26.73	41.84	33,611	1.06		1.06		2.71	26
6/30/2006	15.38	0.49	3.88	4.37	(0.18)	(0.15)	(0.33)	0.01		19.43	28.63	3,026	1.08		1.08		2.70	25
6/30/2005	14.73	0.62	3.15	3.77	(0.64)	(2.48)	(3.12)	—		15.38	27.08	2,501	0.53	(c)(d)	0.53	(c)(d)	4.06	61
Class P
7/7/2008† – 6/30/2009	24.02	0.85	(8.56)	(7.71)	(0.47)	(0.52)	(0.99)	—	(b)	15.32	(31.77)	53,466	1.12	*	1.12	*	5.86 *	59
Class D
6/30/2009	24.80	0.40	(9.07)	(8.67)	(0.43)	(0.52)	(0.95)	—	(b)	15.18	(34.63)	101,451	1.45		1.45		2.50	59
6/30/2008	26.55	1.00	(0.84)	0.16	(0.87)	(1.04)	(1.91)	—	(b)	24.80	0.32	141,563	1.44		1.44		3.81	23
6/30/2007	19.30	0.46	7.40	7.86	(0.34)	(0.27)	(0.61)	—		26.55	41.30	14,043	1.46		1.46		2.01	26
6/30/2006	15.37	0.59	3.68	4.27	(0.20)	(0.15)	(0.35)	0.01		19.30	28.09	3,409	1.50		1.50		3.07	25
3/31/2005† – 6/30/2005	15.21	0.20	0.04	0.24	(0.08)	—	(0.08)	—		15.37	1.61	20	1.31	*(c)	1.31	*(c)	5.46 *	61

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

180	Allianz Funds

														Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to	Income	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

NFJ Large-Cap Value Fund
Institutional Class
6/30/2009	$16.77	$0.35	$(6.29)	$(5.94)	$(0.32)	$—	$(0.32)	$—	(b)	$10.51	(35.55)%	$220,835	0.71%	2.97%	52%
6/30/2008	20.81	0.43	(3.76)	(3.33)	(0.42)	(0.29)	(0.71)	—	(b)	16.77	(16.35)	349,924	0.70	2.30	39
6/30/2007	17.79	0.40	3.37	3.77	(0.34)	(0.41)	(0.75)	—	(b)	20.81	21.52	161,445	0.72	2.01	26
6/30/2006	16.06	0.38	2.10	2.48	(0.38)	(0.37)	(0.75)	—	(b)	17.79	15.77	27,324	0.73	2.23	32
6/30/2005	14.64	0.30	1.96	2.26	(0.26)	(0.59)	(0.85)	0.01		16.06	15.78	7,835	0.71	1.96	35
Class P
7/7/2008† – 6/30/2009	16.21	0.27	(5.62)	(5.35)	(0.23)	—	(0.23)	—	(b)	10.63	(33.25)	16,652	0.79 *	2.52 *	52
Administrative Class
6/30/2009	16.75	0.31	(6.27)	(5.96)	(0.29)	—	(0.29)	—	(b)	10.50	(35.68)	27,903	0.97	2.80	52
6/30/2008	20.80	0.36	(3.75)	(3.39)	(0.37)	(0.29)	(0.66)	—	(b)	16.75	(16.66)	16,623	0.95	1.96	39
9/15/2006† – 6/30/2007	18.21	0.27	3.05	3.32	(0.32)	(0.41)	(0.73)	—	(b)	20.80	18.52	77	0.97 *	1.73 *	26
Class D
6/30/2009	16.71	0.30	(6.26)	(5.96)	(0.28)	—	(0.28)	—	(b)	10.47	(35.76)	244,284	1.11	2.67	52
6/30/2008	20.72	0.36	(3.75)	(3.39)	(0.33)	(0.29)	(0.62)	—	(b)	16.71	(16.68)	129,506	1.10	1.89	39
6/30/2007	17.73	0.32	3.37	3.69	(0.29)	(0.41)	(0.70)	—	(b)	20.72	21.08	71,678	1.11	1.64	26
6/30/2006	16.04	0.31	2.08	2.39	(0.33)	(0.37)	(0.70)	—	(b)	17.73	15.22	6,128	1.17	1.79	32
6/30/2005	14.63	0.23	1.95	2.18	(0.19)	(0.59)	(0.78)	0.01		16.04	15.22	49	1.18 (c)	1.50	35

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

Prospectus	181

Financial Highlights (continued)

															Ratio of Net
	Net Asset		Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Net	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses		Income	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	to Average		to Average	Turnover
for the period ended:	of Period	Income(a))	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ Mid-Cap Value Fund
Institutional Class
6/30/2009	$13.51	$0.36	$(4.80)	$(4.44)	$(0.35)	$(0.31)	$(0.66)	$—	(b)	$8.41	(32.65)%	$456	0.87%		3.76%	68%
6/30/2008	17.52	0.33	(3.35)	(3.02)	(0.36)	(0.63)	(0.99)	—	(b)	13.51	(17.79)	1,653	0.88		2.07	70
8/22/2006† – 6/30/2007	15.00	0.57	2.32	2.89	(0.36)	(0.01)	(0.37)	—	(b)	17.52	19.48	4,940	0.86	*(d)	4.01 *	34
Class P
7/7/2008† – 6/30/2009	13.10	0.51	(4.54)	(4.03)	(0.35)	(0.31)	(0.66)	—	(b)	8.41	(30.53)	232	0.95	*	5.83 *	68
Class D
6/30/2009	13.43	0.32	(4.76)	(4.44)	(0.33)	(0.31)	(0.64)	—	(b)	8.35	(32.87)	207	1.27		3.50	68
6/30/2008	17.46	0.30	(3.36)	(3.06)	(0.34)	(0.63)	(0.97)	—	(b)	13.43	(18.08)	205	1.28		1.97	70
8/22/2006† – 6/30/2007	15.00	0.29	2.54	2.83	(0.36)	(0.01)	(0.37)	—	(b)	17.46	19.05	152	1 26	*(c)	2.03 *	34

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.47%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.53%.

182	Allianz Funds

			Net Realized
			and Change
			in Unrealized												Ratio of		Ratio of
			Gain (Loss) on												Expenses to		Expenses to
			Investments,												Average		Average		Ratio of Net
	Net Asset	Net	options written	Total Income			Total			Net Asset				Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	and foreign	(Loss) from	Net	Net	Dividends	Fund		Value				End of	with		without		Income	Portfolio
Per share data	Beginning	Income	currency	Investment	Investment	Realized	and	Redemption		End		Total		Year	Waiver and		Waiver and		to Average	Turnover
for the year ended:	of Year	(Loss)(a)	transactions’(a)	Operations	Income	Capital Gains	Distributions	Fees(a)		of Year		Return(n)		(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ Renaissance Fund
Class D
6/30/2009	$15.99	$0.17	$(4.70)	$(4.53)	$(0.16)	$— (b)	$(0.16)	$—	(b)	$11.30	(k)	(28.22	)%(k)	$9,093	1.21%		1.22%		1.46%	201%
6/30/2008	22.61	0.15	(2.57)	(2.42)	(0.04)	(4.16)	(4.20)	—	(b)	15.99		(12.97)		19,396	1.19	(i)	1.19	(i)	0.77	82
6/30/2007	21.65	0.07	4.05	4.12	—	(3.16)	(3.16)	—	(b)	22.61		20.32		33,563	1.23	(j)	1.23	(j)	0.33	112
6/30/2006	24.37	0.06	1.45	1.51	—	(4.23)	(4.23)	—	(b)	21.65	(g)	6.26	(g)	46,918	1.25		1.25		0.27	85
6/30/2005	24.78	(0.01)	(0.40)	(0.41)	—	—	—	—	(b)	24.37	(d)	(1.65	)(d)	117,972	1.26	(c)	1.26	(c)	(0.05)	101
Institutional Class
6/30/2009	16.72	0.22	(4.91)	(4.69)	(0.25)	— (b)	(025)	—	(b)	11.78	(l)	(27.90	)%(l)	22,898	0.81		0.82		1.86	201
6/30/2008	23.35	0.24	(2.68)	(2.44)	(0.03)	(4.16)	(4.19)	—	(b)	16.72		(12.60)		27,970	0.79	(i)	0.79	(i)	1.16	82
6/30/2007	22.19	0.16	4.16	4.32	—	(3.16)	(3.16)	—	(b)	23.35		20.77		57,350	0.83	(j)	0.83	(j)	0.73	112
6/30/2006	24.78	0.16	1.48	1.64	—	(4.23)	(4.23)	—	(b)	22.19	(h)	6.73	(h)	51,569	0.86		0.86		0.66	85
6/30/2005	25.10	0.09	(0.41)	(0.32)	—	—	—	—	(b)	24.78	(e)	(1.27	)(e)	149,294	0.86		0.86		0.38	101
Administrative Class
6/30/2009	16.23	0.20	(4.78)	(4.58)	(0.15)	— (b)	(0.15)	—	(b)	11.50	(m)	(28.12	)%(m)	9,800	1.06		1.07		1.57	201
6/30/2008	22.89	0.18	(2.61)	(2.43)	(0.07)	(4.16)	(4.23)	—	(b)	16.23		(12.83)		40,749	1.04	(i)	1.04	(i)	0.89	82
6/30/2007	21.86	0.11	4.08	4.19	—	(3.16)	(3.16)	—	(b)	22.89		20.46		80,521	1.08	(j)	1.08	(j)	0.48	112
6/30/2006	24.53	0.09	1.47	1.56	—	(4.23)	(4.23)	—	(b)	21.86	(i)	6.45	(i)	127,136	1.11		1.11		0.40	85
6/30/2005	24.90	0.04	(0.41)	(0.37)	—	—	—	—	(b)	24.53	(f)	(1.49	)(f)	189,795	1.11		1.11		0.15	101

(a)	Calculated on average shares outstanding during the year.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.35 and (1.72)%, respectively.
(e)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.76 and (1.34)%, respectively.
(f)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.51 and (1.55)%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $21.62 and 6.12%, respectively.
(h)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $22.16 and 6.59%, respectively.
(i)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $21.83 and 6.31%, respectively.
(j)	Effective January 1, 2007, the advisory fee was reduced by 0.05%, in addition effective October 1, 2007 the advisory fee was reduced by an additional 0.05%.
(k)	Capital Contribution from Affiliate increased the end of year net asset value by $0.20 and total return by 1.27%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.10 and (29.49)%, respectively.
(l)	Capital Contribution from Affiliate increased the end of year net asset value by $0.20 and total return by 1.23%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.58 and (29.13)%, respectively.
(m)	Capital Contribution from Affiliate increased the end of year net asset value by $0.22 and total return by 1.37%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.28 and (29.49)%, respectively.
(n)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purpose of this calculation, to be reinvested.
Total return does not reflect sales charges and includes the effect of waivers and reimbursements. Total return may reflect adjustments to conform to generally accepted accounting principles.

Prospectus	183

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
															Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Small-Cap Value Fund
Institutional Class
6/30/2009	$30.08	$0.55	$(7.89)	$(7.34)	$(0.42)	$(2.19)	$(2.61)	$—	(b)	$20.13	(f)	(23.64	)%(f)	$1,780,607	0.82%	0.83%	2.60%	33%
6/30/2008	35.97	0.57	(2.86)	(2.29)	(0.61)	(2.99)	(3.60)	—	(b)	30.08		(6.63)		1,198,175	0.82	0.82	1.75	33
6/30/2007	32.44	0.95	5.75	6.70	(0.65)	(2.52)	(3.17)	—	(b)	35.97		21.71		962,528	0.82	0.82	2.82	27
6/30/2006	31.08	0.77	3.69	4.46	(0.63)	(2.47)	(3.10)	—	(b)	32.44		15.00		653,254	0.86	0.86	2.40	32
6/30/2005	27.93	0.66	4.53	5.19	(0.44)	(1.60)	(2.04)	—		31.08		19.00		462,991	0.86	0.86	2.25	20
Class P
7/7/2008† – 6/30/2009	28.58	0.43	(6.30)	(5.87)	(0.44)	(2.19)	(2.63)	—	(b)	20.08	(e)	(19.76	)(e)	66,639	0.90 *	0.90 *	2.22 *	33
Administrative Class
6/30/2009	28.91	0.49	(7.61)	(7.12)	(0.36)	(2.19)	(2.55)	—	(b)	19.24	(g)	(23.85	)(g)	776,986	1.07	1.08	2.36	33
6/30/2008	34.83	0.47	(2.75)	(2.28)	(0.65)	(2.99)	(3.64)	—	(b)	28.91		(6.84)		666,419	1.07	1.07	1.50	33
6/30/2007	31.52	0.83	5.59	6.42	(0.59)	(2.52)	(3.11)	—	(b)	34.83		21.44		903,752	1.07	1.07	2.55	27
6/30/2006	30.31	0.66	3.59	4.25	(0.57)	(2.47)	(3.04)	—	(b)	31.52		14.65		698,010	1.11	1.11	2.13	32
6/30/2005	27.32	0.58	4.43	5.01	(0.42)	(1.60)	(2.02)	—		30.31		18.74		527,720	1.11	1.11	2.02	20
Class D
6/30/2009	29.61	0.42	(7.74)	(7.32)	(0.42)	(2.19)	(2.61)	—	(b)	19.68	(d)	(23.95	)(d)	196,748	1.21	1.22	2.18	33
6/30/2008	35.49	0.43	(2.81)	(2.38)	(0.51)	(2.99)	(3.50)	—	(b)	29.61		(7.01)		17,879	1.22	1.22	1.34	33
6/30/2007	32.07	0.79	5.70	6.49	(0.55)	(2.52)	(3.07)	—	(b)	35.49		21.24		5,368	1.22	1.22	2.38	27
6/30/2006	30.76	0.62	3.65	4.27	(0.49)	(2.47)	(2.96)	—	(b)	32.07		14.51		5,182	1.25	1.25	1.95	32
6/30/2005	27.72	0.52	4.51	5.03	(0.39)	(1.60)	(1.99)	—		30.76		18.53		5,343	1.26 (c)	1.26 (c)	1.81	20

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.23 per share and the total return by 0.89%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.45 and (24.84)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.23 per share and the total return by 0.92%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.85 and (20.68)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.25 per share and the total return by 0.95%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.88 and (24.59)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.95%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.00 and (24.80)%, respectively.

184	Allianz Funds

															Ratio of	Ratio of
															Expenses to	Expenses to
															Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Growth Fund
Institutional Class
6/30/2009	$25.84	$0.11	$(6.33)	$(6.22)	$—	$—	$—	$—	(b)	$19.62	(j)	(24.10	)%(j)	$43,143	0.76%	0.76%	0.58%	143%
6/30/2008	25.97	0.08	(0.21)	(0.13)	—	—	—	—	(b)	25.84		(0.46)		22,420	0.76	0.76	0.32	116
6/30/2007	20.74	0.06	5.17	5.23	—	—	—	—	(b)	25.97	(f)	25.22	(f)	7,355	0.76	0.76	0.25	79
6/30/2006	18.76	0.04	1.94	1.98	—	—	—	—	(b)	20.74		10.55		5,651	0.77	0.77	0.22	115
6/30/2005	18.13	0.11	0.52	0.63	—	—	—	—		18.76	(d)	3.47	(d)	6,645	0.76	0.76	0.58	39
Class P
7/7/2008† – 6/30/2009	22.72	0.10	(5.23)	(5.13)	—	—	—	—	(b)	17.59	(i)	(22.58	)(i)	5,945	0.85 *	0.85 *	0.63 *	143
Administrative Class
6/30/2009	25.14	0.09	(6.19)	(6.10)	—	—	—	—	(b)	19.04	(k)	(24.26	)(k)	7,920	1.01	1.01	0.50	143
6/30/2008	25.33	— (b)	(0.19)	(0.19)	—	—	—	—	(b)	25.14		(0.75)		65	1.01	1.01	(0.02)	116
6/30/2007	20.28	— (b)	5.05	5.05	—	—	—	—	(b)	25.33	(f)	24.90	(f)	86	1.01	1.01	— (g)	79
6/30/2006	18.39	(0.01)	1.90	1.89	—	—	—	—	(b)	20.28		10.28		101	1.02	1.02	(0.03)	115
6/30/2005	17.81	0.07	0.51	0.58	—	—	—	—		18.39	(e)	3.26	(e)	99	1.01	1.01	0.38	39
Class D
6/30/2009	24.72	0.04	(6.07)	(6.03)	—	—	—	—	(b)	18.69	(h)	(24.39	)(h)	11,562	1.16	1.16	0.23	143
6/30/2008	24.94	(0.05)	(0.17)	(0.22)	—	—	—	—	(b)	24.72		(0.88)		3,293	1.16	1.16	(0.18)	116
6/30/2007	20.00	(0.01)	4.95	4.94	—	—	—	—		24.94	(f)	24.76	(f)	9,104	1.16	1.16	(0.03)	79
6/30/2006	18.16	(0.03)	1.87	1.84	—	—	—	—	(b)	20.00		10.08		431	1.17	1.17	(0.18)	115
6/30/2005	17.61	0.02	0.53	0.55	—	—	—	—		18.16	(c)	3.12	(c)	406	1.16	1.16	0.09	39

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the end of year net asset value by $0.02 per share and the total return by 0.08%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $18.14 and 3.04%, respectively.
(d)	Repayments by the Adviser increased the end of year net asset value by $0.02 per share and the total return by 0.12%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $18.74 and 3.35%, respectively.
(e)	Repayments by the Adviser increased the end of year net asset value by $0.03 per share and the total return by 0.14%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $18.36 and 3.12%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value per share and total return by less than $0.01 and 0.01% respectively.
(g)	Less than 0.005%.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.29%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.62 and (24.68)%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.31%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.52 and (22.89)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.31%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.54 and (24.41)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.28%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.97 and (24.54)%, respectively.

Prospectus	185

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
															Average	Average	Ratio of Net
	Net Asset		Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Net	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Opportunity Fund
Institutional Class
6/30/2009	$19.26	$(0.03)	$(3.24)	$(3.27)	$—	$—	$—	$—	(b)	$15.99	(i)	(16.94	)%(i)	$71,702	0.91%	0.92%	(0.18)%	199%
6/30/2008	26.78	(0.04)	(4.23)	(4.27)	—	(3.25)	(3.25)	—	(b)	19.26		(17.73)		79,635	0.91	0.91	(0.20)	199
6/30/2007	21.84	(0.14)	5.62	5.48	—	(0.54)	(0.54)	—	(b)	26.78		25.37		26,598	0.92	0.92	(0.62)	148
6/30/2006	18.95	(0.13)	3.02	2.89	—	—	—	—	(b)	21.84	(e)	15.25(e	)	38,377	0.92	0.92	(0.62)	171
6/30/2005	17.86	(0.11)	1.20	1.09	—	—	—	—		18.95		6.10(c	)	36,853	0.91	0.91	(0.64)	139
Class P
7/7/2008† – 6/30/2009	16.43	(0.07)	(2.18)	(2.25)	—	—	—	—	(b)	14.18	(h)	(13.69	)(h)	876	0.99 *	1.00 *	(0.53)*	199
Administrative Class
6/30/2009	18.85	(0.06)	(3.18)	(3.24)	—	—	—	—	(b)	15.61	(j)	(17.19	)(j)	224	1.16	1.17	(0.45)	199
6/30/2008	26.34	(0.09)	(4.15)	(4.24)	—	(3.25)	(3.25)	—	(b)	18.85		(17.88)		168	1.16	1.16	(0.40)	199
6/30/2007	21.55	(0.19)	5.52	5.33	—	(0.54)	(0.54)	—	(b)	26.34		25.01		130	1.17	1.17	(0.90)	148
6/30/2006	18.74	(0.18)	2.99	2.81	—	—	—	—	(b)	21.55	(f)	15.00	(f)	2,904	1.17	1.17	(0.87)	171
6/30/2005	17.70	(0.16)	1.20	1.04	—	—	—	—		18.74		5.88	(d)	3,411	1.16	1.16	(0.89)	139
Class D
6/30/2009	17.31	(0.10)	(2.89)	(2.99)	—	—	—	—	(b)	14.32	(g)	(17.23	)(g)	562	1.30	1.31	(0.78)	199
6/30/2008	24.49	(0.06)	(3.87)	(3.93)	—	(3.25)	(3.25)	—	(b)	17.31		(18.02)		53	1.31	1.31	(0.30)	199
01/12/2007† – 06/30/2007	22.36	(0.10)	2.23	2.13	—	—	—	—	(b)	24.49		24.84		13	1.32 *	1.32 *	(0.92)*	148

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.71%.
(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 4.90%.
(e)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 6.09%.
(f)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.87%.
(g)	Capital infusion from Affiliate increased the end of year net asset value by $0.28 per share and the total return by 1.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $14.04 and (18.84)%, respectively.
(h)	Capital infusion from Affiliate increased the end of year net asset value by $0.29 per share and the total return by 1.77%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.89 and (15.46)%, respectively.
(i)	Capital infusion from Affiliate increased the end of year net asset value by $0.32 per share and the total return by 1.66%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.67 and (18.60)%, respectively.
(j)	Capital infusion from Affiliate increased the end of year net asset value by $0.31 per share and the total return by 1.64%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.30 and (18.83)%, respectively.

186	Allianz Funds

															Ratio of	Ratio of
															Expenses to	Expenses to
															Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Target Fund
Institutional Class
6/30/2009	$23.80	$(0.03)	$(9.93)	$(9.96)	$—	$(1.66)	$(1.66)	$—	(b)	$12.18	(k)	(40.02	)%(k)	$4,122	0.81%	0.82%	(0.24)%	130%
6/30/2008	25.66	(0.04)	0.56	0.52	—	(2.38)	(2.38)	—	(b)	23.80		1.73		11,980	0.81	0.81	(0.16)	122
6/30/2007	20.17	(0.03)	5.52	5.49	—	—	—	—	(b)	25.66		27.23		9,857	0.81	0.81	(0.14)	114
6/30/2006	18.18	(0.07)	2.06	1.99	—	—	—	—	(b)	20.17	(g)	10.89	(g)	7,349	0.82	0.82	(0.36)	134
6/30/2005	17.42	(0.05)	0.81	0.76	—	—	—	—		18.18		4.36	(d)	57,815	0.81	0.81	(0.30)	103
Class P
7/7/2008† – 6/30/2009	21.92	(0.03)	(8.54)	(8.57)	—	(1.66)	(1.66)	—	(b)	11.69	(j)	(37.12	)(j)	1,127	0.89 *	0.90 *	(0.24)*	130
Administrative Class
6/30/2009	23.50	(0.06)	(9.81)	(9.87)	—	(1.66)	(1.66)	—	(b)	11.97	(j)	(40.16	)(j)	112	1.06	1.07	(0.45)	130
6/30/2008	25.42	(0.11)	0.57	0.46	—	(2.38)	(2.38)	—	(b)	23.50		1.46		132	1.06	1.06	(0.44)	122
6/30/2007	20.02	(0.09)	5.49	5.40	—	—	—	—	(b)	25.42		26.97		193	1.06	1.06	(0.41)	114
6/30/2006	18.10	(0.12)	2.04	1.92	—	—	—	—	(b)	20.02	(h)	10.61	(h)	203	1.07	1.07	(0.60)	134
6/30/2005	17.39	(0.09)	0.80	0.71	—	—	—	—		18.10		4.08	(e)	206	1.06	1.06	(0.55)	103
Class D
6/30/2009	23.02	(0.09)	(9.61)	(9.70)	—	(1.66)	(1.66)	—	(b)	11.66	(i)	(40.27	)(i)	568	1.22	1.22	(0.64)	130
6/30/2008	24.98	(0.13)	0.55	0.42	—	(2.38)	(2.38)	—	(b)	23.02		1.32		1,398	1.21	1.21	(0.53)	122
6/30/2007	19.71	(0.12)	5.39	5.27	—	—	—	—	(b)	24.98		26.74		1,064	1.21	1.21	(0.56)	114
6/30/2006	17.84	(0.15)	2.02	1.87	—	—	—	—	(b)	19.71	(f)	10.48	(f)	1,131	1.22	1.22	(0.75)	134
6/30/2005	17.16	(0.12)	0.80	0.68	—	—	—	—		17.84		3.96	(c)	1,078	1.21	1.21	(0.70)	103

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.94%.
(d)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.34%.
(e)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.06%.
(f)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $19.71 and 10.46%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.17 and 10.87%, respectively.
(h)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.08%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.01 and 10.53%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 1.08%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.45 and (41.35)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.17 per share and the total return by 0.91%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.52 and (38.03)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 1.03%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.97 and (41.05)%, respectively.
(l)	Capital contribution from Affiliate increased the end of year net asset value by $0.20 per share and the total return by 1.00%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.77 and (41.16)%, respectively.

Prospectus	187

Financial Highlights (continued)

			Net Realized											Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Disciplined International Equity Fund
Institutional Class
6/30/2009	$14.39	$0.16	$(4.50)	$(4.34)	$(0.22)	$—	$(0.22)	$—	(b)	$9.83	(30.02)%	$5,231	0.97%	1.62%	34%
6/30/2008	15.70	0.21	(1.29)	(1.08)	(0.23)	—	(0.23)	—	(b)	14.39	(7.01)	9,939	0.96	1.35	51
6/30/2007	12.91	0.19	2.75	2.94	(0.15)	—	(0.15)	—	(b)	15.70	22.95	8,092	0.97	1.34	52
6/30/2006	10.14	0.12	2.88	3.00	(0.23)	—	(0.23)	—	(b)	12.91	29.82	7,177	0.98	1.02	79
6/30/2005	9.45	0.10	0.70	0.80	(0.11)	—	(0.11)	—		10.14	8.47	4,928	1.07 (d)	1.01	138
Administrative Class
6/30/2009	14.51	0.14	(4.54)	(4.40)	(0.19)	—	(0.19)	—	(b)	9.92	(30.18)	113	1.22	1.44	34
6/30/2008	15.82	0.13	(1.27)	(1.14)	(0.17)	—	(0.17)	—	(b)	14.51	(7.22)	183	1.22	0.81	51
6/30/2007	13.00	0.13	2.81	2.94	(0.12)	—	(0.12)	—	(b)	15.82	22.61	349	1.22	0.95	52
6/30/2006	10.04	0.08	2.88	2.96	—	—	—	—	(b)	13.00	29.49	363	1.23	0.70	79
6/30/2005	9.36	0.11	0.67	0.78	(0.10)	—	(0.10)	—		10.04	8.32	308	1.35 (d)	1.15	138
Class D
6/30/2009	14.19	0.12	(4.44)	(4.32)	(0.16)	—	(0.16)	—	(b)	9.71	(30.31)	848	1.37	1.26	34
6/30/2008	15.48	0.11	(1.24)	(1.13)	(0.16)	—	(0.16)	—	(b)	14.19	(7.40)	1,442	1.36	0.69	51
6/30/2007	12.78	0.11	2.74	2.85	(0.15)	—	(0.15)	—	(b)	15.48	22.44	1,744	1.37	0.81	52
6/30/2006	10.01	0.07	2.84	2.91	(0.14)	—	(0.14)	—	(b)	12.78	29.26	1,639	1.38	0.60	79
6/30/2005	9.34	0.10	0.65	0.75	(0.09)	—	(0.09)	0.01		10.01	8.08	1,189	1.53 (c)	1.00	138

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

188	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
													Average	Average	Ratio of Net
	Net Asset	Net	Net Realized	Total Income	Dividends	Distributions to	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	(Loss) from	from Net	Shareholders	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Resources Fund
Institutional Class
6/30/2009	$26.23	$0.04	$(13.52)	$(13.48)	$(0.10)	$(0.61)	$(0.71)	$—	(b)	$12.04	(50.88)%	$8,352	1.07%	1.07%	0.31%*	158%
6/30/2008	19.71	0.11	6.99	7.10	—	(0.61)	(0.61)	0.03		26.23	36.62	10,707	1.07	1.07	0.49	75
6/30/2007	17.08	(0.01)	3.97	3.96	—	(1.33)	(1.33)	—	(b)	19.71	24.73	7,439	1.07	1.07	(0.08)	111
6/30/2006	13.45	0.01	6.08	6.09	—	(2.46)	(2.46)	—	(b)	17.08	47.81	5,963	1.07	1.07	0.07	128
6/30/2005	10.00	0.05	3.40	3.45	—	—	—	—		13.45	34.50	4,036	1.10 (c)	1.58 (c)	0.41	128
Class P
7/7/2008† – 6/30/2009	23.99	0.08	(11.32)	(11.24)	(0.13)	(0.61)	(0.74)	—	(b)	12.01	(46.30)	423	1.14 *	1.14 *	0.66 *	158
Class D
6/30/2009	25.96	(0.02)	(13.35)	(13.37)	(0.04)	(0.61)	(0.65)	—	(b)	11.94	(51.08)	6,093	1.47	1.47	(0.16)	158
6/30/2008	19.59	0.11	6.85	6.96	—	(0.61)	(0.61)	0.02		25.96	36.07	9,905	1.47	1.47	0.47	75
6/30/2007	17.06	(0.08)	3.95	3.87	(0.02)	(1.33)	(1.35)	0.01		19.59	24.31	837	1.47	1.47	(0.48)	111
3/31/2006† – 6/30/2006	16.42	— (b)	0.64	0.64	—	—	—	—	(b)	17.06	3.90	233	1.47 *	1.52 *	0.06 *	128

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Amount less than $0.01 per share.
(c)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.

Prospectus	189

Financial Highlights (continued)

												Ratio of	Ratio of
												Expenses to	Expenses to
			Net Realized/									Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Distributions to	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	Shareholders	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	from Net	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Small-Cap Fund
Institutional Class
6/30/2009	$26.32	$— (b)	$(9.95)	$(9.95)	$—	$—	$—	(b)	$16.37	(37.80)%	$10,743	1.36%	1.38%	(0.01)%	124%
6/30/2008	35.64	(0.03)	(6.63)	(6.66)	(2.66)	(2.66)	—	(b)	26.32	(19.90)	22,549	1.37	1.37	(0.10)	100
6/30/2007	28.45	0.01	7.18	7.19	—	—	—	(b)	35.64	25.23	34,138	1.36	1.36	0.04	80
6/30/2006	22.84	(0.06)	5.66	5.60	—	—	0.01		28.45 (f)	24.61 (f)	23,763	1.37	1.37	(0.22)	73
6/30/2005	19.86	(0.01)	2.98	2.97	—	—	0.01		22.84	15.00	16,392	1.42 (d)	1.42 (d)	(0.05)	96
Class P
7/7/2008† – 6/30/2009	25.27	0.06	(8.96)	(8.90)	—	—	—	(b)	16.37	(35.22)	759	1.39 *	1.43 *	0.36 *	124
Class D
6/30/2009	25.52	(0.08)	(9.63)	(9.71)	—	—	—	(b)	15.81	(38.07)	14,257	1.77	1.79	(0.45)	124
6/30/2008	34.78	(0.17)	(6.43)	(6.60)	(2.66)	(2.66)	—	(b)	25.52	(20.20)	38,282	1.77	1.77	(0.55)	100
6/30/2007	27.88	(0.07)	6.97	6.90	—	—	—	(b)	34.78	24.75	63,232	1.76	1.76	(0.22)	80
6/30/2006	22.47	(0.13)	5.53	5.40	—	—	0.01		27.88 (e)	24.08 (e)	31,328	1.77	1.77	(0.50)	73
6/30/2005	19.62	(0.10)	2.94	2.84	—	—	0.01		22.47	14.53	11,943	1.85 (c)	1.85 (c)	(0.50)	96

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administrative Fee was reduced by 0.05%.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.88 and 24.07%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $28.45 and 24.55%, respectively.

190	Allianz Funds

															Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

RCM Large-Cap Growth Fund
Institutional Class
6/30/2009	$13.18	$0.08	$(2.72)	$(2.64)	$(0.07)	$(0.22)	$(0.29)	$—	(b)	$10.25	(19.53)%	$240,441	0.72%		0.80%	61%
6/30/2008	15.29	0.08	(0.91)	(0.83)	(0.08)	(1.20)	(1.28)	—	(b)	13.18	(6.47)	349,529	0.71		0.56	69
6/30/2007	13.83	0.07	2.17	2.24	(0.04)	(0.74)	(0.78)	—	(b)	15.29	16.59	348,598	0.71		0.51	54
6/30/2006	12.82	0.06	1.00	1.06	(0.05)	—	(0.05)	—	(b)	13.83	8.25	350,125	0.72		0.41	74
6/30/2005	12.24	0.07	0.55	0.62	(0.04)	—	(0.04)	—		12.82	5.05	326,773	0.75	(d)	0.60	118
Class P
7/7/2008† – 6/30/2009	12.92	0.08	(2.46)	(2.38)	(0.09)	(0.22)	(0.31)	—	(b)	10.23	(17.98)	2,216	0.81	*	0.84 *	61
Administrative Class
6/30/2009	13.05	0.06	(2.69)	(2.63)	(0.05)	(0.22)	(0.27)	—	(b)	10.15	(19.78)	16,555	0.97		0.56	61
6/30/2008	15.22	0.04	(0.90)	(0.86)	(0.11)	(1.20)	(1.31)	—	(b)	13.05	(6.69)	19,559	0.96		0.28	69
6/30/2007	13.77	0.04	2.17	2.21	(0.02)	(0.74)	(0.76)	—	(b)	15.22	16.37	65,777	0.96		0.26	54
6/30/2006	12.77	0.02	0.99	1.01	(0.01)	—	(0.01)	—	(b)	13.77	7.94	63,534	0.97		0.15	74
6/30/2005	12.21	0.04	0.54	0.58	(0.02)	—	(0.02)	—		12.77	4.79	64,592	1.00	(d)	0.36	118
Class D
6/30/2009	12.92	0.04	(2.66)	(2.62)	(0.02)	(0.22)	(0.24)	—	(b)	10.06	(19.88)	20,748	1.12		0.39	61
6/30/2008	15.03	0.02	(0.90)	(0.88)	(0.03)	(1.20)	(1.23)	—	(b)	12.92	(6.77)	32,447	1.11		0.16	69
6/30/2007	13.61	0.02	2.14	2.16	—	(0.74)	(0.74)	—	(b)	15.03	16.06	42,306	1.11		0.11	54
6/30/2006	12.63	— (b)	0.98	0.98	— (b)	—	—	—	(b)	13.61	7.77	53,819	1.12		—	74
6/30/2005	12.08	0.02	0.54	0.56	(0.01)	—	(0.01)	—		12.63	4.65	57,095	1.19	(c)	0.16	118

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

Prospectus	191

Financial Highlights (continued)

														Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding for	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average	to Average	Turnover
the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Mid-Cap Fund
Institutional Class
6/30/2009	$2.81	$— (b)	$(0.73)	$(0.73)	$—	$(0.01)	$(0.01)	$—	(b)	$2.07	(26.00)%	$35,085	0.74%	0.19%	139%
6/30/2008	3.01	— (b)	(0.17)	(0.17)	—	(0.03)	(0.03)	—	(b)	2.81	(6.08)	64,922	0.73	0.05	107
6/30/2007	2.99	— (b)	0.60	0.60	—	(0.58)	(0.58)	—	(b)	3.01	22.75	74,623	0.77	(0.10)	102
6/30/2006	2.67	— (b)	0.32	0.32	—	—	—	—	(b)	2.99 (f)	11.99 (f)	101,757	0.75	(0.13)	161
6/30/2005	2.55	—	0.12	0.12	—	—	—	—		2.67	4.71	114,914	0.79 (d)	(0.17)	147
Administrative Class
6/30/2009	2.74	— (b)	(0.72)	(0.72)	—	(0.01)	(0.01)	—		2.01	(26.30)	11	0.99	(0.16)	139
6/30/2008	2.94	(0.01)	(0.16)	(0.17)	—	(0.03)	(0.03)	—	(b)	2.74	(6.23)	1,104	0.98	(0.20)	107
6/30/2007	2.94	(0.01)	0.59	0.58	—	(0.58)	(0.58)	—	(b)	2.94	22.44	1,272	1.02	(0.32)	102
6/30/2006	2.64	(0.01)	0.31	0.30	—	—	—	—	(b)	2.94 (g)	11.36 (g)	470	1.04	(0.42)	161
6/30/2005	2.53	(0.01)	0.12	0.11	—	—	—	—		2.64	4.35	12	1.04 (d)	(0.41)	147
Class D
6/30/2009	2.70	— (b)	(0.71)	(0.71)	—	(0.01)	(0.01)	—	(b)	1.98	(26.32)	638	1.14	(0.21)	139
6/30/2008	2.91	(0.01)	(0.17)	(0.18)	—	(0.03)	(0.03)	—	(b)	2.70	(6.31)	927	1.13	(0.35)	107
6/30/2007	2.92	(0.01)	0.58	0.57	—	(0.58)	(0.58)	—	(b)	2.91	21.86	973	1.17	(0.49)	102
6/30/2006	2.61	(0.02)	0.33	0.31	—	—	—	—	(b)	2.92 (e)	11.88 (e)	1,088	1.15	(0.52)	161
6/30/2005	2.51	(0.01)	0.11	0.10	—	—	—	—		2.61	3.98	851	1.23 (c)	(0.60)	147

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the administrative expenses was reduced by 0.05%.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 11.25%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.97 and 11.37%, respectively.
(g)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.92 and 10.74%, respectively.

192	Allianz Funds

															Ratio of Net
	Net Asset		Net Realized		Dividends	Distributions to	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Net	and Change	Total from	from Net	Shareholders	Dividends	Fund		Value		End	Expenses to		Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	from Net	and	Redemption		End	Total	of Period	Average		Average	Turnover
for the period ended:	of Period	Loss(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

RCM Strategic Growth Fund
Institutional Class
6/30/2009	$15.79	$(0.01)	$(3.29)	$(3.30)	$—	$—	$—	$—	(b)	$12.49	(20.90)%	$2,571	1.31%		(0.09)%	139%
6/30/2008	16.26	(0.05)	0.09	0.04	—	(0.51)	(0.51)	—		15.79	(0.08)	3,249	1.38		(0.29)	107
6/30/2007	13.57	— (b)	2.69	2.69	—	—	—	—	(b)	16.26	19.73	3,251	1.29		0.03	177
3/31/2006† – 6/30/2006	15.00	(0.01)	(1.42)	(1.43)	—	—	—	—		13.57	(9.47)	2,714	1.31	*	(0.29)*	113
Class P
7/7/2008† – 6/30/2009	15.32	(0.02)	(2.82)	(2.84)	—	—	—	—	(b)	12.48	(18.54)	8	1.41	*	(0.17)*	139
Administrative Class
6/30/2009	15.70	(0.04)	(3.27)	(3.31)	—	—	—	—	(b)	12.39	(21.08)	9	1.57		(0.34)	139
6/30/2008	16.21	(0.09)	0.09	—	—	(0.51)	(0.51)	—		15.70	(0.33)	11	1.63		(0.54)	107
6/30/2007	13.56	(0.03)	2.68	2.65	—	—	—	—	(b)	16.21	19.45	11	1.54		(0.22)	177
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—	—		13.56	(9.53)	9	1.55	*	(0.53)*	113
Class D
6/30/2009	15.64	(0.05)	(3.26)	(3.31)	—	—	—	—	(b)	12.33	(21.16)	185	1.70		(0.44)	139
6/30/2008	16.18	(0.12)	0.09	(0.03)	—	(0.51)	(0.51)	—		15.64	(0.52)	73	1.81		(0.71)	107
6/30/2007	13.56	(0.05)	2.67	2.62	—	—	—	—	(b)	16.18	19.32	26	1.69		(0.35)	177
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—	—	(b)	13.56	9.60	15	1.71	*	(0.64)*	113

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	193

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
			Net Realized												Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Technology Fund
Institutional Class
6/30/2009	$43.18	$(0.02)	$(10.49)	$(10.51)	$—	$(2.76)	$(2.76)	$—	(b)	$29.91	(e)	(22.32	)%(e)	$302,275	1.26%	1.26%	(0.07)%	251%
6/30/2008	46.22	(0.12)	(1.04)	(1.16)	—	(1.89)	(1.89)	0.01		43.18		(3.20)		408,183	1.25	1.25	(0.25)	269
6/30/2007	36.78	(0.20)	9.64	9.44	—	—	—	—	(b)	46.22		25.69		330,275	1.26	1.26	(0.50)	209
6/30/2006	34.03	(0.29)	3.03	2.74	—	—	—	0.01		36.78	(e)	8.08	(e)	323,919	1.24	1.24	(0.75)	272
6/30/2005	32.81	(0.28)	1.50	1.22	—	—	—	—		34.03		3.72		261,860	1.32 (c)	1.32 (c)	(0.87)	238
Class P
7/7/2008† – 6/30/2009	42.41	0.02	(9.78)	(9.76)	—	(2.76)	(2.76)	—	(b)	29.89	(e)	(21.00	)(e)	2,409	1.30 *	1.30 *	0.05 *	251
Administrative Class
6/30/2009	42.83	(0.09)	(10.42)	(10.51)	—	(2.76)	(2.76)	—	(b)	29.56	(e)	(22.52	)(e)	30,526	1.51	1.51	(0.31)	251
6/30/2008	45.97	(0.24)	(1.02)	(1.26)	—	(1.89)	(1.89)	0.01		42.83		(3.42)		36,377	1.50	1.50	(0.50)	269
6/30/2007	36.67	(0.30)	9.60	9.30	—	—	—	—	(b)	45.97		25.36		30,644	1.51	1.51	(0.74)	209
6/30/2006	34.01	(0.39)	3.04	2.65	—	—	—	0.01		36.67	(e)	7.82	(e)	24,685	1.50	1.50	(0.98)	272
3/31/2005 – 6/30/2005	32.82	(0.05)	1.24	1.19	—	—	—	—		34.01		3.63		1,360	1.50 *	1.50 *	(0.61)*	238
Class D
6/30/2009	41.69	(0.13)	(10.17)	(10.30)	—	(2.76)	(2.76)	—	(b)	28.63	(e)	(22.64	)(e)	140,496	1.66	1.66	(0.46)	251
6/30/2008	44.86	(0.30)	(0.99)	(1.29)	—	(1.89)	(1.89)	0.01		41.69		(3.59)		211,829	1.65	1.65	(0.66)	269
6/30/2007	35.84	(0.36)	9.38	9.02	—	—	—	—	(b)	44.86		25.20		219,831	1.66	1.66	(0.91)	209
6/30/2006	33.29	(0.43)	2.97	2.54	—	—	—	0.01		35.84	(d)	7.66	(d)	246,345	1.64	1.64	(1.15)	272
6/30/2005	32.23	(0.41)	1.47	1.06	—	—	—	—		33.29		3.29		227,046	1.74 (c)	1.74 (c)	(1.28)	238

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $35.82 and 7.59%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value and total return by less than $0.01 per share and 0.01%, respectively.

194	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
			Net Realized										Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Total	Fund		Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	Dividends and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Wellness Fund
Class D
6/30/2009	$22.14	$(0.08)	$(3.49)	$(3.57)	$—	$—	$—	$—	(b)	$18.57	(16.12)%	$88,411	1.51%	1.52%	(0.45)%	365%
6/30/2008	23.82	(0.19)	(1.49)	(1.68)	—	—	—	—	(b)	22.14	(7.05)	50,134	1.52	1.52	(0.81)	171
6/30/2007	21.22	(0.09)	2.69	2.60	—	—	—	—	(b)	23.82	12.20	65,554	1.55 (e)	1.55 (e)	(0.38)	254
6/30/2006	21.18	(0.11)	0.15	0.04	—	—	—	—	(b)	21.22 (d)	0.24 (d)	83,410	1.57	1.57	(0.51)	280
6/30/2005	20.79	(0.06)	0.45	0.39	—	—	—	—		21.18	1.88	125,756	1.60 (c)	1.60 (c)	(0.29)	210

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(d)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.22 and 0.22%, respectively.
(e)	Effective January 1, 2007, the Advisory Fee was reduce by 0.05%.

Prospectus	195

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund’s Fund Summary compares the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that are used in each Fund Summary. The sub-section below titled “Share Class Performance” describes the calculation of each Fund’s class-by-class performance.

Index Descriptions	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008, this index was published by Lehman Brothers. It is not possible to invest directly in the index.

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is an unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International World Small-Cap Index (“MSCI-WSCI”) is an unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

196	Allianz Funds

The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell Micro Cap Growth Index is a capitalization weighted broad based index of 2,000 micro capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index.

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived.

The World Healthcare & Consumer Blended Benchmark represents the performance of a hypothetical index developed by the Adviser. This blended benchmark is comprised of three underlying indices in the following

Prospectus	197

proportions: 70% MSCI World Healthcare Index, 15% MSCI World Consumer Discretionary Index and 15% MSCI World Consumer Staples Index. It is not possible to invest directly in the blended benchmark or in the indices from which it is derived.

Lipper Average Descriptions	The Lipper Emerging Markets Funds Average is a total return performance average of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities. It does not take into account sales charges.

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in the exploration, development, production, or distribution of natural resources (including oil, natural gas, and base minerals) and/or alternative energy sources (including solar, wind, hydro, tidal, and geothermal). It does not take into account sales charges.

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into account sales charges.

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. It does not take into account sales charges.

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology. It does not take into account sales charges.

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have a below-average price-to-cash flow ratio, price to- book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

198	Allianz Funds

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price to- book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per- share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. It does not take into account sales charges.

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

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The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. It does not take into account sales charges.

The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

U.S. Diversified Equity Large Cap Floor
Lipper will apply the familiar “70% rule” to the Russell 3000 Index to determine the large-cap floor. All the stocks of the Russell 3000 will be ranked by descending order of market cap, the total market capitalization of the index will be computed by summing each constituent stock’s capitalization, and then the large-cap/mid-cap breakpoint will be calculated by adding each stock’s capitalization weight until the 70th percentile of the total capitalization is reached.

U.S. Diversified Equity Small Cap Ceiling
The small-cap ceiling will be determined in the same process as the USDE Large Cap Floor using the 85th percentile of the total capitalization of the Russell 3000 Index to determine the mid-cap/small-cap breakpoint.

Lipper Global/International Large Cap Floors
The market capitalization breakpoints are calculated monthly using the S&P/Citigroup World Broad Market ex-U.S. Index (for international classifications) and the S&P/Citigroup World Broad Market Index (for global classifications). The large-cap floor is calculated using the month-end index components and their market capitalizations. Once the components and their market capitalizations are retrieved they are arrayed in descending order by market capitalization. The market capitalization associated with the company in the 75th percentile is named the small-cap ceiling. The market capitalization of this security is multiplied by 400% to find the large-cap floor. Each of these ceilings is rounded to the nearest $100 million.

Share Class Performance	Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus. As discussed in the SAI, and in this Prospectus, several of the Funds have had adviser and sub-adviser changes during the periods for which performance is shown. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. Those Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.

For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to a Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of a Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Additional details including a presentation of actual class-by-class performance and any performance adjustments, are provided under “Additional Performance Information” in the SAI.

* * *

For Funds listed in the table below, Class P, Class D and Administrative Class total return presentations in the Fund Summaries for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class). The adjusted performance also reflects the higher Fund operating expenses applicable to Class P, Administrative Class and Class D shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class or Class P and are paid by the Administrative Class (at a maximum rate of 0.25% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally differ from class to class. Please see

200	Allianz Funds

“Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus above for more detailed information about each Fund’s fees and expenses. Prior to April 2, 2007, the NFJ All-Cap Value Fund had different sub-advisers, investment objectives, and principal investment strategies and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
CCM Capital Appreciation	3/8/91	Institutional	3/8/91

		Class P	7/7/08

		Administrative	7/31/96

		Class D	4/8/98

CCM Emerging Companies	6/25/93	Institutional	6/25/93

		Administrative	4/1/96

CCM Focused Growth	8/31/99	Institutional	8/31/99

		Class P	7/7/08

		Administrative	9/15/06

		Class D	7/5/06

CCM Mid-Cap	8/26/91	Institutional	8/26/91

		Class P	7/7/08

		Administrative	11/30/94

		Class D	4/8/98

NFJ All-Cap Value	7/19/02	Institutional	7/19/02

		Class P	7/7/08

		Administrative	7/19/02

		Class D	7/19/02

NFJ Large-Cap Value	5/8/00	Institutional	5/8/00

		Class P	7/7/08

		Administrative	9/15/06

		Class D	7/19/02

NFJ Dividend Value	5/8/00	Institutional	5/8/00

		Class P	7/7/08

		Administrative	5/8/00

		Class D	10/31/01

NFJ Small-Cap Value	10/1/91	Institutional	10/1/91

		Class P	7/7/08

		Administrative	11/1/95

		Class D	6/28/02

NFJ International Value	1/31/03	Institutional	1/31/03

		Class P	7/7/08

		Administrative	3/31/05

		Class D	3/31/05

NFJ Mid-Cap Value	8/21/06	Institutional	8/21/06

		Class P	7/7/08

		Class D	8/21/06

The following Funds were each a series of PIMCO Advisors Funds prior to their reorganization as Funds of the Trust on January 17, 1997. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the PIMCO Advisors Funds’ predecessor series. Class D, Class P, Institutional Class and Administrative Class total return presentations in the Fund Summaries for the NFJ Renaissance, AGIC Growth and AGIC Opportunity Funds reflect the prior performance of Class C shares of the Fund, which have been offered since inception and are offered in a different prospectus. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by the Administrative Class (at a maximum rate of 0.25% per annum), and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class or Class P and (ii) administrative fee charges, which generally differ from class to class. Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries above for more detailed information about each Fund’s fees and expenses. Performance presentations for periods prior to the Inception Date of Institutional Class, Class P, Administrative

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Class and Class D shares of the AGIC Target Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund and are offered in a different prospectus), adjusted in the manner described above. Prior to November 1, 2006, the AGIC Growth, AGIC Opportunity and AGIC Target Funds had a different sub-advisers and would not necessarily have achieved the same performance results under the current investment management arrangements. Prior to June 8, 2009, the NFJ Renaissance Fund had different sub-advisers and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
NFJ Renaissance	4/18/88	Class D	4/8/98

		Institutional	12/30/97

		Administrative	8/31/98

AGIC Growth	2/24/84	Institutional	3/31/99

		Class P	7/7/08

		Administrative	3/31/99

		Class D	1/31/00

AGIC Opportunity	2/24/84	Institutional	3/31/99

		Class P	7/7/08

		Administrative	3/31/99

		Class D	1/12/07

AGIC Target	12/17/92	Institutional	3/31/99

		Class P	7/7/08

		Administrative	3/31/99

		Class D	6/9/00

Note also that, the administrative fee is subject to breakpoints at various asset levels, as described above under “Management of the Funds—Administrative Fees.” Under the current fee structure, the NFJ Renaissance Fund, AGIC Growth Fund, AGIC Target Fund and AGIC Opportunity Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PIMCO Advisors Funds (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

The following table sets forth the Inception Date of certain classes of shares of the Allianz RCM Funds (each of which, except the RCM Global Resources and RCM Strategic Growth Funds, was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002). Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the Dresdner predecessor series. For the Funds listed below offering Class D, Class P and Administrative Class shares, total return presentations in the Fund Summaries for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund (with the exception of the RCM Wellness Fund, whose performance is based on Class D shares, the oldest class). The performance information for periods prior to February 1, 2002 reflects the performance and fee arrangements of each Fund’s predecessor, revised to reflect the current fee structure of the applicable class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by the Administrative Class (at a maximum rate of 0.25% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and are not paid by the Institutional Class or Class P and (ii) administrative fee charges, which differ from class to class. Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries above for more detailed information about each Fund’s fees and expenses. Prior to changes on September 4, 2008, the RCM Wellness Fund had different principal investment strategies and may not necessarily have achieved the same performance results under its current principal investment strategies.

202	Allianz Funds

Fund	Inception Date of Fund	Class	Inception Date of Class
RCM Wellness	12/31/96	Class D	12/31/96

RCM Global Resources	6/30/04	Institutional	6/30/04

		Class P	7/7/08

		Class D	3/31/06

RCM Global Small-Cap	12/31/96	Institutional	12/31/96

		Class P	7/7/08

		Class D	3/10/99

RCM Technology	12/27/95	Institutional	12/27/95

		Class P	7/7/08

		Administrative	3/31/05

		Class D	1/20/99

RCM Disciplined International Equity	5/22/95	Institutional	5/22/95

		Administrative	2/5/02

		Class D	3/10/99

RCM Large-Cap Growth	12/31/96	Institutional	12/31/96

		Class P	7/7/08

		Administrative	2/5/02

		Class D	3/2/99

RCM Mid-Cap	11/6/79	Institutional	11/6/79

		Administrative	2/5/02

		Class D	12/29/00

RCM Strategic Growth	3/31/06	Institutional	3/31/06

		Class P	7/7/08

		Administrative	3/31/06

		Class D	3/31/06

The following table sets forth the inception dates of the classes of shares of certain of the Allianz AGIC Funds. For the Funds in the following table, except as noted below, total return presentations for periods prior to the Inception Date of a class reflect the prior performance of Institutional Class shares of the Fund. The AGIC Pacific Rim, AGIC International, AGIC Emerging Markets Opportunities and AGIC Mid-Cap Growth Funds were each series of Nicholas-Applegate Institutional Funds prior to their reorganizations as Funds of the Trust on July 20, 2002, October 15, 2004, August 18, 2006 and July 27, 2007, respectively. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class P or Class D shares. For periods prior to the “Inception Date” of a particular class of the AGIC Pacific Rim Fund and the AGIC International Fund, total return presentations in the Fund Summary for the class are based on the historical performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund and the Nicholas-Applegate International Systematic Fund, respectively, and, after their reorganizations, on the Institutional Class shares of the applicable Fund, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For periods prior to the “Inception Date” of a particular class of the AGIC Emerging Markets Opportunities Fund and the AGIC Mid-Cap Growth Fund, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund and the Nicholas-Applegate U.S. Systematic Mid-Cap Growth Fund, respectively, and, after their reorganizations, on the Institutional Class shares of the applicable Fund, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For the Funds below, the adjusted performance also reflects the higher Fund operating expenses applicable to Class P, Administrative Class and Class D shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class or Class P and are paid by the Administrative Class (at a maximum rate of 0.25% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally differ from class to class. Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus above for more detailed information about each Fund’s fees and expenses.

Prospectus	203

Fund	Inception Date of Fund	Class	Inception Date of Class
AGIC Emerging Markets Opportunities	5/27/04	Institutional	5/27/04

		Class P	7/7/08

		Class D	8/21/06

AGIC Global	7/19/02	Institutional	7/19/02

		Class P	7/7/08

		Administrative	7/19/02

		Class D	7/19/02

AGIC Systematic Growth	7/19/02	Institutional	7/19/02

		Class P	7/7/08

		Administrative	7/19/02

		Class D	7/19/02

AGIC Income & Growth	2/28/07	Institutional	2/28/07

		Class P	7/7/08

		Class D	2/28/07

AGIC International	5/7/01	Institutional	5/7/01

		Class P	7/7/08

		Administrative	1/10/06

		Class D	10/29/04

AGIC Mid-Cap Growth	2/27/04	Institutional	2/27/04

		Class P	7/7/08

		Class D	7/30/07

AGIC Pacific Rim	12/31/97	Institutional	12/31/97

		Class P	7/7/08

		Class D	7/31/02

204	Allianz Funds

Allianz Funds	INVESTMENT ADVISER AND ADMINISTRATOR
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS
Allianz Global Investors Capital LLC, Cadence Capital Management LLC, NFJ Investment Group LLC, RCM Capital Management LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106

LEGAL COUNSEL
Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Funds and series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series call 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-498-5413 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105-4800

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161	AZ805l_082510

November 1, 2009 (as revised August 25, 2010)
Share Classes      Class A    Class B    Class C    Class R
As filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-06161

Allianz Funds Prospectus

Allianz AGIC Emerging Markets Opportunities Fund*
Class A	AOTAX
Class C	AOTCX

Allianz AGIC Global Fund*
Class A	NGBAX
Class B	NGBBX
Class C	NGBCX
Class R	NGBRX

Allianz AGIC Growth Fund**
Class A	PGWAX
Class B	PGFBX
Class C	PGWCX
Class R	PPGRX

Allianz AGIC Income & Growth Fund*
Class A	AZNAX
Class C	AZNCX

Allianz AGIC International Fund*
Class A	PNIAX
Class C	PNICX
Class R	ANIRX

Allianz AGIC Mid-Cap Growth Fund*
Class A	ANMAX
Class C	ANMGX

Allianz AGIC Opportunity Fund**
Class A	POPAX
Class B	POOBX
Class C	POPCX
Class R	AOORX

Allianz AGIC Pacific Rim Fund*
Class A	PPRAX
Class B	PPRBX
Class C	PPRCX

Allianz AGIC Systematic Growth Fund*
Class A	NGWAX
Class B	NGWBX
Class C	NGWCX

Allianz AGIC Target Fund**
Class A	PTAAX
Class B	PTABX
Class C	PTACX

Allianz CCM Capital Appreciation Fund
Class A	PCFAX
Class B	PFCBX
Class C	PFCCX
Class R	PCARX

Allianz CCM Focused Growth Fund
Class A	AFWAX
Class C	AFWCX

Allianz CCM Mid-Cap Fund
Class A	PFMAX
Class B	PFMBX
Class C	PFMCX
Class R	PMCRX

Allianz NFJ All-Cap Value Fund
Class A	PNFAX
Class B	PNFBX
Class C	PNFCX

Allianz NFJ Dividend Value Fund
Class A	PNEAX
Class B	PNEBX
Class C	PNECX
Class R	PNERX

Allianz NFJ International Value Fund
Class A	AFJAX
Class C	AFJCX
Class R	ANJRX

Allianz NFJ Large-Cap Value Fund
Class A	PNBAX
Class B	PNBBX
Class C	PNBCX
Class R	ANLRX

Allianz NFJ Mid-Cap Value Fund
Class A	ANVAX
Class C	ANVCX

Allianz NFJ Renaissance Fund
Class A	PQNAX
Class B	PQNBX
Class C	PQNCX
Class R	PRNRX

Allianz NFJ Small-Cap Value Fund
Class A	PCVAX
Class B	PCVBX
Class C	PCVCX
Class R	PNVRX

Allianz RCM Disciplined International Equity Fund
Class A	RAIGX
Class B	RBIGX
Class C	RCIGX

Allianz RCM Global Resources Fund
Class A	ARMAX
Class C	ARMCX

Allianz RCM Global Small-Cap Fund
Class A	RGSAX
Class B	RGSBX
Class C	RGSCX

Allianz RCM Large-Cap Growth Fund
Class A	RALGX
Class B	RBLGX
Class C	RCLGX
Class R	PLCRX

Allianz RCM Mid-Cap Fund
Class A	RMDAX
Class B	RMDBX
Class C	RMDCX
Class R	PRMRX

Allianz RCM Strategic Growth Fund
Class A	ARCAX
Class C	ARCCX

Allianz RCM Technology Fund
Class A	RAGTX
Class B	RBGTX
Class C	RCGTX

Allianz RCM Wellness Fund
Class A	RAGHX
Class B	RBGHX
Class C	RCGHX

*	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Nicholas-Applegate Capital Management LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “NACM” was replaced by “AGIC” in such Fund’s name (an exception is the Allianz AGIC Systematic Growth Fund, formerly known as the Allianz NACM Growth Fund). See page 1 of the Trust’s Statement of Additional Information for more information.
**	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Oppenheimer Capital LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “OCC” was replaced by “AGIC” in such Fund’s name. See page 1 of the Trust’s Statement of Additional Information for more information.

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

ALLIANZ FUNDS

Supplement dated August 25, 2010
to the Statutory Prospectus for Class A, B, C and R Shares of Allianz Funds
Dated November 1, 2009

Disclosure Relating to Allianz CCM Capital Appreciation Fund,
Allianz CCM Focused Growth Fund and Allianz CCM Mid-Cap Fund (the “CCM Funds”)

BOARD APPROVAL OF REORGANIZATIONS OF THE CCM FUNDS
INTO NEWLY-CREATED SERIES OF THE MANAGERS FUNDS

The Board of Trustees of Allianz Funds (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which each CCM Fund would be reorganized with and into a corresponding, newly-created series (each a “New Fund”) of The Managers Funds (each a “Reorganization”). The Reorganizations are the result of the exercise of a Call Agreement, which was initially entered into in connection with the prior sale of Cadence Capital Management LLC (“CCM”). The Call Agreement provides CCM the right to identify successor funds and enter into a reorganization agreement with respect to the CCM Funds, as indicated under “Management of the Funds – Sub-Advisers – Cadence” in the Prospectus. CCM has assigned its rights under the Call Agreement to Managers Investment Group LLC (“Managers”), and Managers has exercised such rights. The Managers Funds Board of Trustees has also approved the Reorganizations.

Each Reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the CCM Funds at a special meeting of the shareholders expected to be held in late August 2010.

Following the Reorganizations, Managers would serve as investment adviser to the New Funds, and CCM, the current sub-adviser of the CCM Funds, would serve as sub-adviser to the New Funds. Each New Fund will have the same investment objective and substantially similar investment strategies and policies as the corresponding CCM Fund, and its portfolio will be managed by the same CCM personnel involved in the day-to-day management of the corresponding CCM Fund.

In each Reorganization, if various conditions to the closing of the Reorganization are satisfied, the New Fund will receive all of the assets and assume all of the liabilities of the corresponding CCM Fund, and the CCM Fund’s shareholders will receive shares of the New Fund in exchange for their shares of the CCM Fund. Each shareholder will receive shares of the New Fund that are of a share class that is similar to and has the same name as the particular share class of the corresponding CCM Fund held by such shareholder. Each Reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of a Reorganization for U.S. federal income tax purposes. Additionally, CCM Fund shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganizations. It is anticipated that for at least the first two years after the Reorganizations take effect, because of contractual expense limitations that will be implemented by Managers, the expenses each shareholder will bear as a shareholder of a New Fund will be no greater than the expenses such shareholder currently bears as a shareholder of the corresponding CCM Fund.

Each Reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur sometime in the third quarter of 2010, although any Reorganization may be delayed.

Additional information, including a description of the applicable Reorganization and information about fees, expenses, risk factors and conditions to closing, was provided to shareholders of each CCM Fund in a prospectus/proxy statement that was mailed in June 2010. The prospectus/proxy statement provided information regarding the date, time and location of the special shareholders meeting at which the Reorganizations will be considered.

Managers is the investment manager and administrator to the Managers Family of Funds. Managers is an independently managed subsidiary of Affiliated Managers Group, Inc. (NYSE:AMG). As of March 31, 2010, the Managers Funds complex had 34 funds and approximately $8.3 billion under management.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of The Managers Funds or the New Funds, nor is it a solicitation of any proxy. To receive a free copy of the prospectus/proxy statement relating to the Reorganizations (and containing important information about fees, expenses and risk considerations), please call 1-800-426-0107. The prospectus/proxy statement is also available free of charge on the Securities and Exchange Commission’s Web site (http://www.sec.gov). The prospectus/proxy statement also contains information about persons who may be considered “participants” in the solicitation of CCM Fund shareholders. Please read the prospectus/proxy statement carefully before making any investment decisions.

Allianz Funds Prospectus

The Prospectus explains what you should know about each Fund (together “Funds”) of Allianz Funds (the “Trust”) before you invest. Please read it carefully.

Allianz AGIC Emerging Markets Opportunities Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.40%	0.25%	0.11%	1.76%

Class C	1.40	1.00	0.12	2.52

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,073	$1,450	$2,505	$719	$1,073	$1,450	$2,505

Class C	355	783	1,339	2,852	255	783	1,339	2,852

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 182%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets–that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react

Prospectus	1

Allianz AGIC Emerging Markets Opportunities Fund (continued)

more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	52.68%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2006–12/31/2006	18.94%

Lowest 10/01/2008–12/31/2008	-31.56%

2	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(5/27/04)

Class A — Before Taxes	-60.31%	8.39%

Class A — After Taxes on Distributions	-60.87%	7.56%

Class A — After Taxes on Distributions and Sale of Fund Shares	-39.20%	7.08%

Class C	-58.71%	8.90%

MSCI Emerging Markets Index	-53.33%	8.60%

Lipper Emerging Markets Funds Average	-55.57%	6.91%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2007.

Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

Allianz AGIC Global Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.15%	0.25%	0.02%	1.42%

Class B	1.15	1.00	0.02	2.17

Class C	1.15	1.00	0.02	2.17

Class R	1.15	0.50	0.02	1.67

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$687	$975	$1,284	$2,158	$687	$975	$1,284	$2,158

Class B	720	979	1,364	2,224	220	679	1,164	2,224

Class C	320	679	1,164	2,503	220	679	1,164	2,503

Class R	170	526	907	1,976	170	526	907	1,976

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 106%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry. The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s objective and may invest a portion of its assets in emerging market securities. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

4	Allianz Funds

Allianz AGIC Global Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	26.91%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	18.16%

Lowest 10/01/2008–12/31/2008	-24.91%

Prospectus	5

Allianz AGIC Global Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(7/19/02)

Class A — Before Taxes	-48.98%	-1.17%	4.84%

Class A — After Taxes on Distributions	-49.04%	-2.39%	3.45%

Class A — After Taxes on Distributions and Sale of Fund Shares	-31.84%	-1.26%	3.73%

Class B	-49.07%	-1.09%	4.99%

Class C	-46.97%	-0.78%	4.98%

Class R	-46.14%	-0.28%	5.51%

MSCI All Country World Index	-42.19%	-0.06%	4.36%

Lipper Global Multi-Cap Growth Funds Average	-46.13%	-1.43%	2.84%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Christopher A. Herrera, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2006.

Nelson Shing, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Allianz Funds

Allianz AGIC Growth Fund

Investment Objective	The Fund seeks long-term growth of capital; income is an incidental consideration.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.90%	0.25%	0.02%	1.17%

Class B	0.90	1.00	0.02	1.92

Class C	0.90	1.00	0.02	1.92

Class R	0.89	0.50	0.02	1.41

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$663	$901	$1,158	$1,892	$663	$901	$1,158	$1,892

Class B	695	903	1,237	1,957	195	603	1,037	1,957

Class C	295	603	1,037	2,243	195	603	1,037	2,243

Class R	144	446	771	1,691	144	446	771	1,691

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 143%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund may invest up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Prospectus	7

Allianz AGIC Growth Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	24.59%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	36.38%

Lowest 01/01/2001–03/31/2001	-23.54%

8	Allianz Funds

Allianz AGIC Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(2/24/84)

Class A — Before Taxes	-40.72%	-1.35%	-3.35%	9.36%

Class A — After Taxes on Distributions	-40.72%	-1.35%	-3.77%	7.55%

Class A — After Taxes on Distributions and Sale of Fund Shares	-26.47%	-1.15%	-2.71%	7.59%

Class B	-40.82%	-1.37%	-3.34%	9.38%

Class C	-38.36%	-0.97%	-3.55%	8.79%

Class R	-37.41%	-0.49%	-3.12%	9.24%

Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	8.87%

Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-2.82%	8.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Jeff Parker, Managing Director of AGIC, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	9

Allianz AGIC Income & Growth Fund

Investment Objective	The Fund seeks total return comprised of current income, current gains and capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.04%	0.25%	0.02%	1.31%

Class C	1.04	1.00	0.02	2.06

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$676	$942	$1,229	$2,042	$676	$942	$1,229	$2,042

Class C	309	646	1,108	2,390	209	646	1,108	2,390

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 159%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are based upon the portfolio managers’ assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the Fund’s investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). Normally the Fund will employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or

10	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s deterioration or default (High Yield Risk, Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	39.72%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2008–06/30/2008	0.59%

Lowest 10/01/2008–12/31/2008	-20.58%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(2/28/07)

Class A — Before Taxes	-37.54%	-18.76%

Class A — After Taxes on Distributions	-40.31%	-21.74%

Class A — After Taxes on Distributions and Sale of Fund Shares	-24.12%	-17.00%

Class C	-35.00%	-16.88%

Barclays Capital Aggregate Bond Index	5.24%	5.81%

S&P 500 Index	-37.00%	-19.77%

Lipper Flexible Portfolio Funds Average	-23.80%	-10.70%

Prospectus	11

Allianz AGIC Income & Growth Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Douglas Forsyth, CFA, Managing Director and Member of the Executive Committee at AGIC, has managed the Fund since its inception in 2007.

Michael E. Yee, Senior Vice President of AGIC, has managed the Fund since its inception in 2007.

Justin Kass, CFA, Managing Director of AGIC, has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Allianz Funds

Allianz AGIC International Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.10%	0.25%	0.03%	1.38%

Class C	1.10	1.00	0.03	2.13

Class R	1.10	0.50	0.03	1.63

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$683	$963	$1,264	$2,116	$683	$963	$1,264	$2,116

Class C	316	667	1,144	2,462	216	667	1,144	2,462

Class R	166	514	887	1,933	166	514	887	1,933

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 197%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity

Prospectus	13

Allianz AGIC International Fund (continued)

Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	19.36%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	22.14%

Lowest 07/01/2008–09/30/2008	-24.19%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(5/7/01)

Class A — Before Taxes	-49.13%	1.29%	2.44%

Class A — After Taxes on Distributions	-49.74%	-0.55%	1.03%

Class A — After Taxes on Distributions and Sale of Fund Shares	-31.94%	0.66%	1.68%

Class C	-47.10%	1.67%	2.43%

Class R	-46.28%	2.13%	2.79%

MSCI EAFE Index	-43.38%	1.66%	0.83%

Lipper International Large-Cap Core Funds Average	-43.21%	1.37%	0.24%

14	Allianz Funds

Allianz AGIC International Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	15

Allianz AGIC Mid-Cap Growth Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.05%	0.25%	0.06%	1.36%

Class C	1.05	1.00	0.07	2.12

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$681	$957	$1,254	$2,095	$681	$957	$1,254	$2,095

Class C	315	664	1,139	2,452	215	664	1,139	2,452

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 127%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal

16	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund (continued)

Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor fund due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	31.98%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2006–03/31/2006	9.24%

Lowest 10/01/2008–12/31/2008	-25.29%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(2/27/04)

Class A — Before Taxes	-43.38%	-3.15%

Class A — After Taxes on Distributions	-43.38%	-4.22%

Class A — After Taxes on Distributions and Sale of Fund Shares	-28.20%	-2.83%

Class C	-41.06%	-2.69%

Russell Midcap Growth Index	-44.32%	-3.39%

Lipper Mid-Cap Core Funds Average	-39.35%	-3.39%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Jane Edmondson, Vice President of AGIC, has managed the Fund and the AGIC U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Mark P. Roemer, Senior Vice President of AGIC, has managed the Fund and the AGIC U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Prospectus	17

Allianz AGIC Mid-Cap Growth Fund (continued)

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18	Allianz Funds

Allianz AGIC Opportunity Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.05%	0.25%	0.02%	1.32%

Class B	1.05	1.00	0.02	2.07

Class C	1.05	1.00	0.02	2.07

Class R	1.05	0.50	0.02	1.57

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$677	$945	$1,234	$2,053	$677	$945	$1,234	$2,053

Class B	710	949	1,314	2,118	210	649	1,114	2,118

Class C	310	649	1,114	2,400	210	649	1,114	2,400

Class R	160	496	855	1,867	160	496	855	1,867

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 199%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion. The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio

Prospectus	19

Allianz AGIC Opportunity Fund (continued)

among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. The Fund’s Class R shares were not outstanding during the periods shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	54.49%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	45.78%

Lowest 07/01/2001–09/30/2001	-30.97%

20	Allianz Funds

Allianz AGIC Opportunity Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(2/24/84)

Class A — Before Taxes	-49.27%	-5.14%	0.23%	10.07%

Class A — After Taxes on Distributions	-49.27%	-5.75%	-1.44%	7.79%

Class A — After Taxes on Distributions and Sale of Fund Shares	-32.02%	-4.30%	-0.35%	8.07%

Class B	-49.34%	-5.09%	0.28%	10.09%

Class C	-47.25%	-4.78%	0.05%	9.51%

Class R	-46.44%	-4.26%	0.49%	10.06%

Russell 2000 Growth Index	-38.54%	-2.35%	-0.76%	5.54%

Lipper Small-Cap Growth Funds Average	-42.00%	-3.66%	1.05%	7.82%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Michael Corelli, Portfolio Manager, has managed the Fund since 2003 and is the Lead Portfolio Manager.

Eric Sartorius, Vice President of AGIC and senior research analyst for AGIC’s Small Cap Growth strategy, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	21

Allianz AGIC Pacific Rim Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.40%	0.25%	0.03%	1.68%

Class B	1.40	1.00	0.03	2.43

Class C	1.40	1.00	0.03	2.43

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$711	$1,050	$1,412	$2,428	$711	$1,050	$1,412	$2,428

Class B	746	1,058	1,496	2,494	246	758	1,296	2,494

Class C	346	758	1,296	2,766	246	758	1,296	2,766

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 53%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are countries with emerging securities markets, which are markets that the portfolio managers believe are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries, though it may emphasize issuers located in any one Pacific Rim country when the portfolio manager believes there is potential for above-average growth of capital. In

22	Allianz Funds

Allianz AGIC Pacific Rim Fund (continued)

addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	12.53%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	44.01%

Lowest 07/01/2008–09/30/2008	-19.77%

Prospectus	23

Allianz AGIC Pacific Rim Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/97)

Class A — Before Taxes	-43.05%	6.61%	10.22%	8.53%

Class A — After Taxes on Distributions	-43.23%	5.41%	6.60%	5.28%

Class A — After Taxes on Distributions and Sale of Fund Shares	-27.88%	5.59%	6.96%	5.67%

Class B	-43.12%	6.70%	10.24%	8.55%

Class C	-40.77%	7.03%	10.01%	8.27%

MSCI Pacific Index	-36.42%	1.85%	1.86%	1.91%

Lipper Pacific Region Funds Average	-42.57%	3.07%	4.41%	3.87%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Manager
Pedro Marcal, Senior Vice President and Asset Allocation Committee Member of AGIC and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

24	Allianz Funds

Allianz AGIC Systematic Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.90%	0.25%	0.03%	1.18%

Class B	0.90	1.00	0.03	1.93

Class C	0.90	1.00	0.03	1.93

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$664	$904	$1,163	$1,903	$664	$904	$1,163	$1,903

Class B	696	906	1,242	1,968	196	606	1,042	1,968

Class C	296	606	1,042	2,254	196	606	1,042	2,254

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 138%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($342 million as of September 30, 2009). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay

Prospectus	25

Allianz AGIC Systematic Growth Fund (continued)

in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	20.47%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	13.01%

Lowest 10/01/2008–12/31/2008	-25.14%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(7/19/02)

Class A — Before Taxes	-44.72%	-2.94%	0.56%

Class A — After Taxes on Distributions	-44.75%	-3.66%	-0.05%

Class A — After Taxes on Distributions and Sale of Fund Shares	-29.07%	-2.66%	0.32%

Class B	-44.82%	-2.91%	0.69%

Class C	-42.46%	-2.56%	0.69%

Russell 1000 Growth Index	-38.44%	-3.42%	2.05%

Lipper Multi-Cap Growth Funds Average	-42.43%	-2.71%	2.06%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
James Li, Ph.D., CFA, Senior Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2009.

26	Allianz Funds

Allianz AGIC Systematic Growth Fund (continued)

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	27

Allianz AGIC Target Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.95%	0.25%	0.02%	1.22%

Class B	0.95	1.00	0.02	1.97

Class C	0.95	1.00	0.02	1.97

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$667	$916	$1,183	$1,946	$667	$916	$1,183	$1,946

Class B	700	918	1,262	2,011	200	618	1,062	2,011

Class C	300	618	1,062	2,296	200	618	1,062	2,296

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 130%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size. The portfolio managers select equity securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe to have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. At times, depending on market or other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other

28	Allianz Funds

Allianz AGIC Target Fund (continued)

instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	45.88%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	53.05%

Lowest 10/01/2008–12/31/2008	-32.80%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/17/92)

Class A — Before Taxes	-53.97%	-5.47%	-0.56%	6.53%

Class A — After Taxes on Distributions	-55.85%	-6.60%	-1.83%	4.46%

Class A — After Taxes on Distributions and Sale of Fund Shares	-34.67%	-4.79%	-0.77%	4.84%

Class B	-53.62%	-5.38%	-0.47%	6.55%

Class C	-52.06%	-5.11%	-0.69%	6.13%

Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	5.70%

Lipper Mid-Cap Growth Funds Average	-44.34%	-2.51%	0.70%	5.79%

Prospectus	29

Allianz AGIC Target Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Jeff Parker, Managing Director of AGIC, has managed the Fund since 1999 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

30	Allianz Funds

Allianz CCM Capital Appreciation Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.84%	0.25%	0.02%	1.11%

Class B	0.84	1.00	0.02	1.86

Class C	0.84	1.00	0.02	1.86

Class R	0.84	0.50	0.02	1.36

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$657	$884	$1,129	$1,830	$657	$884	$1,129	$1,830

Class B	689	885	1,206	1,893	189	585	1,006	1,893

Class C	289	585	1,006	2,180	189	585	1,006	2,180

Class R	138	431	745	1,635	138	431	745	1,635

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 154%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria). In making investment decisions for the Fund, the team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Prospectus	31

Allianz CCM Capital Appreciation Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	15.05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	23.73%

Lowest 10/01/2008–12/31/2008	-22.53%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(3/8/91)

Class A — Before Taxes	-45.92%	-3.77%	-1.11%	7.37%

Class A — After Taxes on Distributions	-45.92%	-4.35%	-2.65%	5.58%

Class A — After Taxes on Distributions and Sale of Fund Shares	-29.85%	-3.05%	-1.22%	5.92%

Class B	-46.06%	-3.74%	-1.07%	7.39%

Class C	-43.78%	-3.40%	-1.28%	6.91%

Class R	-42.89%	-2.94%	-0.89%	7.33%

Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	5.61%

S&P 500 Index	-37.00%	-2.19%	-1.38%	7.19%

Lipper Multi-Cap Growth Funds Average	-42.43%	-2.71%	-1.23%	7.09%

32	Allianz Funds

Allianz CCM Capital Appreciation Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	33

Allianz CCM Focused Growth Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.85%	0.25%	0.01%	1.11%

Class C	0.85	1.00	0.01	1.86

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$657	$883	$1,128	$1,827	$657	$883	$1,128	$1,827

Class C	289	585	1,006	2,180	189	585	1,006	2,180

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 156%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity

34	Allianz Funds

Allianz CCM Focused Growth Fund (continued)

Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	21.52%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2001–12/31/2001	18.02%

Lowest 01/01/2001–03/31/2001	-27.89%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(8/31/99)

Class A — Before Taxes	-44.70%	-2.12%	-4.40%

Class A — After Taxes on Distributions	-44.70%	-2.21%	-4.92%

Class A — After Taxes on Distributions and Sale of Fund Shares	-29.05%	-1.79%	-3.81%

Class C	-42.50%	-1.73%	-4.52%

Russell 1000 Growth Index	-38.44%	-3.42%	-5.42%

Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-4.05%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.

Prospectus	35

Allianz CCM Focused Growth Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since its inception in 1999.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

36	Allianz Funds

Allianz CCM Mid-Cap Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.84%	0.25%	0.02%	1.11%

Class B	0.84	1.00	0.02	1.86

Class C	0.84	1.00	0.02	1.86

Class R	0.84	0.50	0.02	1.36

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$657	$883	$1,128	$1,827	$657	$883	$1,128	$1,827

Class B	689	885	1,206	1,892	189	585	1,006	1,892

Class C	289	585	1,006	2,180	189	585	1,006	2,180

Class R	138	431	745	1,635	138	431	745	1,635

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 148%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $474 million and $15.4 billion as of September 30, 2009). The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Prospectus	37

Allianz CCM Mid-Cap Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	20.40%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2000–03/31/2000	23.65%

Lowest 10/01/2008–12/31/2008	-26.43%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(8/26/91)

Class A — Before Taxes	-47.69%	-2.52%	0.58%	7.52%

Class A — After Taxes on Distributions	-47.69%	-3.28%	-0.79%	6.02%

Class A — After Taxes on Distributions and Sale of Fund Shares	-31.00%	-1.97%	0.12%	6.13%

Class B	-47.84%	-2.46%	0.61%	7.55%

Class C	-45.63%	-2.15%	0.38%	7.07%

Class R	-44.79%	-1.67%	0.82%	7.52%

Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	6.45%

Lipper Mid-Cap Core Funds Average	-39.35%	-1.55%	3.62%	7.67%

38	Allianz Funds

Allianz CCM Mid-Cap Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	39

Allianz NFJ All-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.05%	0.25%	0.03%	1.33%

Class B	1.05	1.00	0.03	2.08

Class C	1.05	1.00	0.03	2.08

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$678	$948	$1,239	$2,063	$678	$948	$1,239	$2,063

Class B	711	952	1,319	2,129	211	652	1,119	2,129

Class C	311	652	1,119	2,410	211	652	1,119	2,410

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 71%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the

40	Allianz Funds

Allianz NFJ All-Cap Value Fund (continued)

Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	18.85%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.93%

Lowest 10/01/2008–12/31/2008	-26.17%

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(7/19/02)

Class A — Before Taxes	-45.09%	-5.07%	2.39%

Class A — After Taxes on Distributions	-46.23%	-7.38%	0.20%

Class A — After Taxes on Distributions and Sale of Fund Shares	-29.34%	-4.65%	1.56%

Class B	-45.00%	-4.93%	2.53%

Class C	-42.87%	-4.72%	2.50%

Russell 3000 Value Index	-36.25%	-0.72%	4.31%

Lipper Multi-Cap Value Funds Average	-38.26%	-2.26%	2.26%

Prospectus	41

Allianz NFJ All-Cap Value Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

42	Allianz Funds

Allianz NFJ Dividend Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.79%	0.25%	0.02%	1.06%

Class B	0.79	1.00	0.02	1.81

Class C	0.79	1.00	0.02	1.81

Class R	0.79	0.50	0.02	1.31

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$652	$868	$1,102	$1,772	$652	$868	$1,102	$1,772

Class B	684	869	1,180	1,836	184	569	980	1,836

Class C	284	569	980	2,126	184	569	980	2,126

Class R	133	415	718	1,578	133	415	718	1,578

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 43%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental

Prospectus	43

Allianz NFJ Dividend Value Fund (continued)

research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	4.88%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	17.37%

Lowest 10/01/2008–12/31/2008	-23.55%

44	Allianz Funds

Allianz NFJ Dividend Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(5/8/00)

Class A — Before Taxes	-39.76%	-0.21%	4.54%

Class A — After Taxes on Distributions	-41.30%	-1.71%	2.77%

Class A — After Taxes on Distributions and Sale of Fund Shares	-25.33%	-0.67%	3.15%

Class B	-39.64%	-0.15%	4.59%

Class C	-37.33%	0.16%	4.43%

Class R	-36.45%	0.66%	4.96%

Russell 1000 Value Index	-36.85%	-0.79%	0.91%

Lipper Equity Income Funds Average	-33.49%	-0.62%	0.80%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2007.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2002.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	45

Allianz NFJ International Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.08%	0.25%	0.02%	1.35%

Class C	1.08	1.00	0.02	2.10

Class R	1.08	0.50	0.02	1.60

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$680	$954	$1,249	$2,085	$680	$954	$1,249	$2,085

Class C	313	658	1,129	2,431	213	658	1,129	2,431

Class R	163	505	871	1,900	163	505	871	1,900

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 59%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a

46	Allianz Funds

Allianz NFJ International Value Fund (continued)

combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. The Fund’s Class R shares were not outstanding during the periods shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	32.68%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	15.25%

Lowest 10/01/2008–12/31/2008	-26.03%

Prospectus	47

Allianz NFJ International Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(1/31/03)

Class A — Before Taxes	-47.64%	5.66%	12.64%

Class A — After Taxes on Distributions	-48.31%	3.24%	9.91%

Class A — After Taxes on Distributions and Sale of Fund Shares	-30.48%	3.72%	9.65%

Class C	-45.55%	6.08%	12.90%

Class R	-44.78%	6.58%	13.42%

MSCI AC World Index ex USA	-45.53%	2.56%	8.90%

Lipper International Multi-Cap Value Funds Average	-42.82%	1.36%	7.46%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2003 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2006.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements. Ask your plan administrator for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

48	Allianz Funds

Allianz NFJ Large-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.84%	0.25%	0.03%	1.12%

Class B	0.84	1.00	0.03	1.87

Class C	0.84	1.00	0.03	1.87

Class R	0.84	0.50	0.02	1.36

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$658	$886	$1,133	$1,838	$658	$886	$1,133	$1,838

Class B	690	888	1,211	1,903	190	588	1,011	1,903

Class C	290	588	1,011	2,190	190	588	1,011	2,190

Class R	138	431	745	1,635	138	431	745	1,635

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 52%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $7.4 billion as of September 30, 2009). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential

Prospectus	49

Allianz NFJ Large-Cap Value Fund (continued)

holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	8.90%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.20%

Lowest 10/01/2008–12/31/2008	-25.42%

50	Allianz Funds

Allianz NFJ Large-Cap Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

			Fund Inception
	1 Year	5 Years	(5/8/00)

Class A — Before Taxes	-44.08%	-2.21%	2.71%

Class A — After Taxes on Distributions	-44.46%	-3.15%	1.63%

Class A — After Taxes on Distributions and Sale of Fund Shares	-28.55%	-2.13%	1.86%

Class B	-44.18%	-2.19%	2.68%

Class C	-41.84%	-1.84%	2.63%

Class R	-40.99%	-1.32%	3.19%

Russell Top 200 Value Index	-36.09%	-1.35%	-0.83%

Lipper Large-Cap Value Funds Average	-37.01%	-1.90%	-0.04%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Thomas W. Oliver, Principal of NFJ, has managed the fund since 2008 and is the Lead Portfolio Manager.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since its inception in 2000.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since 2002.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	51

Allianz NFJ Mid-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.00%	0.25%	0.02%	1.27%

Class C	1.00	1.00	0.02	2.02

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$672	$931	$1,209	$2,000	$672	$931	$1,209	$2,000

Class C	305	634	1,088	2,348	205	634	1,088	2,348

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 68%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $1.9 billion and $15.3 billion as of September 30, 2009). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

52	Allianz Funds

Allianz NFJ Mid-Cap Value Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	23.35%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2007–06/30/2007	8.16%

Lowest 10/01/2008–12/31/2008	-24.98%

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(8/21/06)

Class A — Before Taxes	-41.13%	-17.66%

Class A — After Taxes on Distributions	-42.40%	-19.26%

Class A — After Taxes on Distributions and Sale of Fund Shares	-26.66%	-15.36%

Class C	-38.74%	-16.31%

Russell Midcap Value Index	-38.44%	-15.31%

Lipper Mid-Cap Value Funds Average	-38.79%	-15.17%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-

Prospectus	53

Allianz NFJ Mid-Cap Value Fund (continued)

deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Thomas W. Oliver, Principal of NFJ, has managed the Fund since 2006 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2006.

Jeffrey S. Partenheimer, Managing Director of NFJ, has managed the Fund since its inception in 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

54	Allianz Funds

Allianz NFJ Renaissance Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.00%	0.25%	0.02%	1.27%

Class B	1.00	1.00	0.02	2.02

Class C	1.00	1.00	0.02	2.02

Class R	1.00	0.50	0.02	1.52

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$672	$931	$1,209	$2,000	$672	$931	$1,209	$2,000

Class B	705	934	1,288	2,065	205	634	1,088	2,065

Class C	305	634	1,088	2,348	205	634	1,088	2,348

Class R	155	480	829	1,813	155	480	829	1,813

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 201%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative

Prospectus	55

Allianz NFJ Renaissance Fund (continued)

analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, (without limit in American Depositary Receipts (ADRs)) and may invest up to 20% of its assets in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	24.55%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	32.77%

Lowest 07/01/2002–09/30/2002	-31.78%

56	Allianz Funds

Allianz NFJ Renaissance Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(4/18/88)

Class A — Before Taxes	-43.33%	-5.69%	4.66%	9.59%

Class A — After Taxes on Distributions	-43.69%	-7.69%	2.23%	6.81%

Class A — After Taxes on Distributions and Sale of Fund Shares	-28.17%	-4.69%	3.24%	7.15%

Class B	-43.44%	-5.54%	4.71%	9.61%

Class C	-41.08%	-5.34%	4.47%	9.07%

Class R	-40.21%	-4.88%	4.93%	9.52%

Russell Midcap Value Index	-38.44%	0.33%	4.44%	10.26%

Lipper Multi-Cap Core Funds Average	-38.45%	-2.48%	0.79%	8.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2009 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2009.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	57

Allianz NFJ Small-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.97%	0.25%	0.02%	1.24%

Class B	0.97	1.00	0.02	1.99

Class C	0.97	1.00	0.02	1.99

Class R	0.97	0.50	0.02	1.49

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$669	$922	$1,194	$1,967	$669	$922	$1,194	$1,967

Class B	702	924	1,273	2,032	202	624	1,073	2,032

Class C	302	624	1,073	2,317	202	624	1,073	2,317

Class R	152	471	813	1,779	152	471	813	1,779

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 33%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a

58	Allianz Funds

Allianz NFJ Small-Cap Value Fund (continued)

combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	17.04%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	16.28%

Lowest 10/01/2008–12/31/2008	-21.03%

Prospectus	59

Allianz NFJ Small-Cap Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(10/1/91)

Class A — Before Taxes	-30.51%	3.49%	7.82%	10.51%

Class A — After Taxes on Distributions	-32.07%	1.60%	6.53%	8.58%

Class A — After Taxes on Distributions and Sale of Fund Shares	-18.50%	2.77%	6.58%	8.46%

Class B	-30.23%	3.62%	7.87%	10.54%

Class C	-27.66%	3.88%	7.63%	10.05%

Class R	-26.66%	4.37%	8.12%	10.53%

Russell 2000 Value Index	-28.92%	0.27%	6.11%	10.43%

Lipper Small-Cap Core Funds Average	-35.75%	-1.09%	4.60%	8.68%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 1995 and is the Lead Portfolio Manager.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2008.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 1991.

Purchase and Sale of Fund Shares	As described under “Disclosure Relating to the NFJ Small-Cap Value Fund” in the Fund’s statutory prospectus, the Fund is currently not available for purchase by investors, with certain exceptions. Subject to those restrictions, you may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

60	Allianz Funds

Allianz RCM Disciplined International Equity Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.00%	0.25%	0.02%	1.27%

Class B	1.00	1.00	0.02	2.02

Class C	1.00	1.00	0.02	2.02

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$672	$931	$1,209	$2,000	$672	$931	$1,209	$2,000

Class B	705	934	1,288	2,065	205	634	1,088	2,065

Class C	305	634	1,088	2,348	205	634	1,088	2,348

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 34%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also invest a significant portion of its assets in one or more sectors of the economy. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial

Prospectus	61

Allianz RCM Disciplined International Equity Fund (continued)

capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund recently changed its name from “Allianz RCM International Growth Equity Fund.”

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

62	Allianz Funds

Allianz RCM Disciplined International Equity Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	27.56%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	41.17%

Lowest 10/01/2008–12/31/2008	-19.75%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(5/22/95)

Class A — Before Taxes	-45.17%	-0.16%	-2.28%	2.66%

Class A — After Taxes on Distributions	-45.53%	-0.55%	-3.22%	1.40%

Class A — After Taxes on Distributions and Sale of Fund Shares	-29.37%	-0.31%	-2.20%	1.78%

Class B	-45.28%	-0.17%	-2.25%	2.69%

Class C	-43.02%	0.22%	-2.47%	2.31%

MSCI EAFE Index	-43.38%	1.66%	0.80%	3.00%

Lipper International Large-Cap Core Funds Average	-43.21%	1.37%	1.05%	3.70%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Manager
Ara J. Jelalian, CFA, Director and Senior Portfolio Manager for International Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	63

Allianz RCM Global Resources Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.15%	0.25%	0.02%	1.42%

Class C	1.15	1.00	0.02	2.17

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$687	$975	$1,284	$2,158	$687	$975	$1,284	$2,158

Class C	320	679	1,164	2,503	220	679	1,164	2,503

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 158%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end-market and geographic exposure, operational and financial leverage as well as valuation. The portfolio manager evaluates the fundamental value and prospects for growth and focuses on companies that are expected to have higher than average rates of growth and strong potential for capital appreciation. The portfolio manager may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and countries (including emerging market countries) that are likely to offer the best investment opportunities. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity

64	Allianz Funds

Allianz RCM Global Resources Fund (continued)

securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	42.44%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2005–09/30/2005	26.57%

Lowest 07/01/2008–09/30/2008	-37.71%

Prospectus	65

Allianz RCM Global Resources Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(6/30/04)

Class A — Before Taxes	-56.80%	5.81%

Class A — After Taxes on Distributions	-57.26%	3.84%

Class A — After Taxes on Distributions and Sale of Fund Shares	-36.47%	4.38%

Class C	-54.99%	6.39%

MSCI World Index	-40.71%	-1.32%

World Energy & Materials Composite	-42.71%	6.81%

Lipper Global Natural Resources Funds Average	-50.66%	7.23%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Manager
Paul D. Strand, CFA, Director, Senior Research Analyst and Sector Fund Head, U.S. Resources, has managed the Fund since its inception in 2004.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

66	Allianz Funds

Allianz RCM Global Small-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.45%	0.25%	0.03%	1.73%

Class B	1.45	1.00	0.03	2.48

Class C	1.45	1.00	0.03	2.48

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$716	$1,065	$1,438	$2,480	$716	$1,065	$1,438	$2,480

Class B	751	1,073	1,521	2,546	251	773	1,321	2,546

Class C	351	773	1,321	2,817	251	773	1,321	2,817

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 124%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2009 would permit the Fund to maintain a weighted-average market capitalization ranging from $795 million to $3.2 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio

Prospectus	67

Allianz RCM Global Small-Cap Fund (continued)

managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

68	Allianz Funds

Allianz RCM Global Small-Cap Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	39.05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	64.67%

Lowest 10/01/2008–12/31/2008	-28.56%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Class A — Before Taxes	-55.81%	-4.15%	3.13%	6.04%

Class A — After Taxes on Distributions	-55.81%	-4.38%	2.50%	4.91%

Class A — After Taxes on Distributions and Sale of Fund Shares	-36.28%	-3.26%	2.60%	4.81%

Class B	-55.91%	-4.13%	3.13%	6.05%

Class C	-54.04%	-3.77%	2.98%	5.78%

MSCI World Small-Cap Index	-41.88%	-0.25%	5.10%	3.67%

Lipper Global Small-/Mid-Cap Funds Average	-45.05%	-0.57%	3.77%	3.90%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.

Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010.

Andrew Neville, Portfolio Manager, has managed the Fund since 2010.

Dennis Lai, Portfolio Manager, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Prospectus	69

Allianz RCM Global Small-Cap Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

70	Allianz Funds

Allianz RCM Large-Cap Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.85%	0.25%	0.02%	1.12%

Class B	0.85	1.00	0.02	1.87

Class C	0.85	1.00	0.02	1.87

Class R	0.85	0.50	0.02	1.37

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$658	$886	$1,133	$1,838	$658	$886	$1,133	$1,838

Class B	690	888	1,211	1,903	190	588	1,011	1,903

Class C	290	588	1,011	2,190	190	588	1,011	2,190

Class R	139	434	750	1,646	139	434	750	1,646

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 61%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Prospectus	71

Allianz RCM Large-Cap Growth Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	28.88%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	28.45%

Lowest 10/01/2008–12/31/2008	-21.43%

72	Allianz Funds

Allianz RCM Large-Cap Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Class A — Before Taxes	-41.97%	-3.87%	-2.69%	3.06%

Class A — After Taxes on Distributions	-42.27%	-4.36%	-3.53%	1.91%

Class A — After Taxes on Distributions and Sale of Fund Shares	-27.01%	-3.11%	-2.28%	2.43%

Class B	-42.03%	-3.84%	-2.72%	3.03%

Class C	-39.64%	-3.50%	-2.86%	2.78%

Class R	-38.73%	-3.01%	-2.38%	3.29%

Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	1.31%

S&P 500 Index	-37.00%	-2.19%	-1.38%	3.39%

Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-2.82%	1.69%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Raphael L. Edelman, Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2004 and is the Lead Portfolio Manager.

Peter A. Goetz, CFA, Director and Senior Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2005.

Scott T. Migliori, CFA, Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and Deputy Chief Investment Officer of RCM San Francisco, has managed the Fund since 2009.

Joanne L. Howard, CFA, Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2005.

Edward S. Painvin, CFA, CMT, Director and Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	73

Allianz RCM Mid-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	0.87%	0.25%	0.02%	1.14%

Class B	0.87	1.00	0.02	1.89

Class C	0.87	1.00	0.02	1.89

Class R	0.87	0.50	0.02	1.39

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$660	$892	$1,143	$1,860	$660	$892	$1,143	$1,860

Class B	692	894	1,221	1,924	192	594	1,021	1,924

Class C	292	594	1,021	2,212	192	594	1,021	2,212

Class R	142	440	761	1,669	142	440	761	1,669

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 139%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009). The Fund normally invests primarily in equity securities of U.S. companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities,

74	Allianz Funds

Allianz RCM Mid-Cap Fund (continued)

and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Prospectus	75

Allianz RCM Mid-Cap Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	40.00%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	42.07%

Lowest 10/01/2008–12/31/2008	-26.32%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(11/6/79)

Class A — Before Taxes	-45.03%	-3.53%	-0.73%	11.83%

Class A — After Taxes on Distributions	-45.07%	-4.55%	-4.03%	7.26%

Class A — After Taxes on Distributions and Sale of Fund Shares	-29.22%	-3.16%	-1.74%	8.18%

Class B	-45.48%	-3.58%	-0.60%	11.84%

Class C	-42.78%	-3.17%	-0.80%	11.30%

Class R	-41.74%	-2.65%	-0.19%	11.89%

Russell Midcap Index	-41.46%	-0.71%	3.18%	12.12%

Russell Midcap Growth Index	-44.32%	-2.33%	-0.19%	10.82%

Lipper Mid-Cap Growth Funds Average	-44.34%	-2.51%	0.70%	9.81%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and Co-Chief Investment Officer for U.S. Small-Cap strategies, has managed the Fund since 2005 and is the Lead Portfolio Manager.

Steven Klopukh, CFA, Director and Portfolio Manager for U.S. Mid Cap Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

76	Allianz Funds

Allianz RCM Mid-Cap Fund (continued)

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	77

Allianz RCM Strategic Growth Fund

Investment Objective	The Fund seeks capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	1.40%	0.25%	0.06%	1.71%

Class C	1.40	1.00	0.07	2.47

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$714	$1,059	$1,427	$2,458	$714	$1,059	$1,427	$2,458

Class C	350	770	1,316	2,806	250	770	1,316	2,806

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 139%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the

78	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	30.17%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2007–09/30/2007	8.65%

Lowest 10/01/2008–12/31/2008	-21.58%

Prospectus	79

Allianz RCM Strategic Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/08)

		Fund Inception
	1 Year	(3/31/06)

Class A — Before Taxes	-43.28%	-12.91%

Class A — After Taxes on Distributions	-43.28%	-13.13%

Class A — After Taxes on Distributions and Sale of Fund Shares	-28.13%	-10.78%

Class C	-41.03%	-11.80%

Russell 3000 Growth Index	-38.44%	-11.21%

Russell 1000 Growth Index	-38.44%	-10.89%

Lipper Multi-Cap Growth Funds Average	-42.43%	-13.38%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Raphael L. Edelman, Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since its inception in 2006.

Todd G. Hawthorne, Vice President of the Equity Derivatives Strategy, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

80	Allianz Funds

Allianz RCM Technology Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.30%	0.25%	0.05%	1.60%

Class B	1.30	1.00	0.07	2.37

Class C	1.30	1.00	0.06	2.36

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$704	$1,027	$1,373	$2,346	$704	$1,027	$1,373	$2,346

Class B	740	1,039	1,465	2,425	240	739	1,265	2,425

Class C	339	736	1,260	2,696	239	736	1,260	2,696

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 251%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which

Prospectus	81

Allianz RCM Technology Fund (continued)

may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio manager develops forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

82	Allianz Funds

Allianz RCM Technology Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	41.55%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	82.58%

Lowest 10/01/2000–12/31/2000	-34.56%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/27/95)

Class A — Before Taxes	-50.77%	-3.33%	2.02%	9.13%

Class A — After Taxes on Distributions	-51.59%	-3.76%	1.67%	8.31%

Class A — After Taxes on Distributions and Sale of Fund Shares	-32.00%	-2.73%	1.73%	7.80%

Class B	-50.57%	-3.29%	2.05%	9.16%

Class C	-48.76%	-2.96%	1.82%	8.78%

NASDAQ Composite Index	-40.54%	-4.67%	-3.24%	3.19%

S&P North American Technology Sector Index	-43.33%	-5.38%	-5.21%	4.03%

Lipper Global Science & Technology Funds Average	-48.57%	-5.96%	-3.16%	4.69%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Walter C. Price, Jr. CFA, Managing Director and Senior Analyst, has managed the Fund since its inception in 1995.

Huachen Chen, CFA, Senior Portfolio Manager, has managed the Fund since its inception in 1995.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Prospectus	83

Allianz RCM Technology Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

84	Allianz Funds

Allianz RCM Wellness Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees(2)	(12b-1) Fees	Expenses	Expenses

Class A	1.20%	0.25%	0.03%	1.48%

Class B	1.20	1.00	0.03	2.23

Class C	1.20	1.00	0.01	2.21

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first eighteen months. Effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first year.

(2) “Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$692	$992	$1,313	$2,221	$692	$992	$1,313	$2,221

Class B	726	997	1,395	2,287	226	697	1,195	2,287

Class C	324	691	1,185	2,544	224	691	1,185	2,544

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 365%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political

Prospectus	85

Allianz RCM Wellness Fund (continued)

outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

86	Allianz Funds

Allianz RCM Wellness Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/09–9/30/09	20.77%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	39.40%

Lowest 01/01/2001–03/31/2001	-24.45%

Average Annual Total Returns (for periods ended 12/31/08)

				Fund Inception
	1 Year	5 Years	10 Years	(12/31/96)

Class A — Before Taxes	-30.47%	-2.45%	4.83%	8.33%

Class A — After Taxes on Distributions	-30.47%	-2.45%	4.09%	7.13%

Class A — After Taxes on Distributions and Sale of Fund Shares	-19.81%	-2.07%	3.74%	6.61%

Class B	-30.65%	-2.48%	4.79%	8.30%

Class C	-27.72%	-2.08%	4.64%	8.03%

MSCI World Index	-40.71%	-0.51%	-0.64%	2.53%

World Healthcare & Consumer Blended Benchmark	-25.01%	0.75%	0.22%	1.60%

Lipper Health/Biotechnology Funds Average	-22.90%	1.25%	4.64%	7.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC

Portfolio Managers
Ken Tsuboi, CFA, CIC, Director and Senior Research Analyst and Sector Head, U.S. Healthcare, has managed the Fund since 2007 and is the Lead Portfolio Manager.

Michael Dauchot, MD, CFA, Director, Senior Research Analyst, U.S. Healthcare, has managed the Fund since 2005 and also managed the Fund from 1999 to 2004.

Dan Hunt, Vice President and Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Paul A. Wagner, Ph.D., CFA, Vice President and Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Prospectus	87

Allianz RCM Wellness Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

88	Allianz Funds

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

Prospectus	89

Allianz AGIC Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an emerging market as defined by MSCI, traded on an exchange in an emerging market as defined by MSCI or if it has exposure to an emerging market as defined by MSCI. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers use a quantitative process to make individual security, industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

90	Allianz Funds

Allianz AGIC Global Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per-share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	91

Allianz AGIC Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a security if the portfolio managers believe that the company’s fundamentals have deteriorated or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

92	Allianz Funds

Allianz AGIC Income & Growth Fund

Principal Investments and Strategies	Investment Objective Seeks total return comprised of current income, current gains and capital appreciation Fund Category Income & Equity	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100-300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging market securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security’s characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market and other conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market and other conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below in this section and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

Prospectus	93

Allianz AGIC Income & Growth Fund (continued)

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). The Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s Option Strategy could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to shareholders, than it otherwise would in the absence of such strategy. The Fund’s Option Strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates).

The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk • Derivatives Risk	• Convertible Securities Risk • Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

94	Allianz Funds

Allianz AGIC International Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities.

The portfolio managers use a quantitative process to make individual security and industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	95

Allianz AGIC Mid-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009).

The portfolio managers use a growth-oriented quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Focused Investment Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

96	Allianz Funds

Allianz AGIC Opportunity Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; No consideration is given to income Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70-110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio managers search for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio managers generate investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio managers determine the position size based upon potential upside performance, downside risk and overall conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio managers may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a security when an alternative investment opportunity is deemed more attractive. The portfolio managers seek to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	97

Allianz AGIC Pacific Rim Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75-125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets that are, in the opinion of the portfolio manager, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio manager currently considers the Pacific Rim to include: Australia, China, Hong Kong, countries of the Indian subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio manager allocates the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio manager believes there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio manager believes will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

98	Allianz Funds

Allianz AGIC Systematic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Growth equity securities Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Same as the Russell 1000 Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($342 million as of September 30, 2009).

The portfolio managers use a growth-oriented quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	99

Allianz AGIC Target Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings Up to 100	Approximate Primary Capitalization Range Between $1 billion and $10 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a security when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

100	Allianz Funds

Allianz CCM Capital Appreciation Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range $3 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	101

Allianz CCM Focused Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Common stocks of companies in the Russell 1000 Growth Index Approximate Number of Holdings 35-45	Approximate Primary Capitalization Range $100 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

102	Allianz Funds

Allianz CCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range Same as the Russell Midcap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $474 million and $15.4 billion as of September 30, 2009).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	103

Allianz NFJ All-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

104	Allianz Funds

Allianz NFJ Dividend Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $3.5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal market and other conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	105

Allianz NFJ International Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk	• Focused Investment Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

106	Allianz Funds

Allianz NFJ Large-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued large capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range
Market capitalizations that equal or exceed the market capitalization of the 300th largest company represented in the Russell 1000 Index

Dividend Frequency
Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $7.4 billion as of September 30, 2009). The Fund may invest in real estate investment trusts (REITs) and normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	107

Allianz NFJ Mid-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium capitalization common stocks Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $1.9 billion and $15.3 billion as of September 30, 2009). North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

108	Allianz Funds

Allianz NFJ Renaissance Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small to medium capitalization common stocks Approximate Number of Holdings 90-110	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	109

Allianz NFJ Small-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued security in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

110	Allianz Funds

Allianz RCM Disciplined International Equity Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 50-115	Approximate Primary Capitalization Range In excess of $1.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “Allianz RCM International Growth Equity Fund.”

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	111

Allianz RCM Global Resources Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25-75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

112	Allianz Funds

Allianz RCM Global Small-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of smaller capitalization U.S. and non-U.S. issuers Approximate Number of Holdings 75-150	Approximate Primary Capitalization Range
Weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index

Dividend Frequency
At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of September 30, 2009 would permit the Fund to maintain a weighted-average market capitalization ranging from $795 million to $3.2 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market and other conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio managers believe are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	113

Allianz RCM Large-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45-85	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

114	Allianz Funds

Allianz RCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization equity securities Approximate Number of Holdings 85-125	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $342 million and $15.4 billion as of September 30, 2009). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. Under normal circumstances, the Fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities. The Fund may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	115

Allianz RCM Strategic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related instruments and derivatives Approximate Number of Holdings 40-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related instruments of companies of all market capitalizations. As discussed below, the Fund expects to engage in derivative transactions, which will often give rise to forms of leverage and which could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers employ fundamental research tools and the Grassrootssm research described below, in an attempt to maximize market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Although it has no current intention to do so, the Fund may also employ leverage by utilizing reverse repurchase agreements and borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund; such expense may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage,

116	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Derivatives Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	117

Allianz RCM Technology Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30-120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Fund’s use of derivative instruments will often give rise to forms of leverage and could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund normally invests in companies organized or headquartered in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market and other conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making

118	Allianz Funds

Allianz RCM Technology Fund (continued)

temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	119

Allianz RCM Wellness Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of wellness-related companies Approximate Number of Holdings 30-60	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle (“healthy-lifestyle companies”), in each case as determined by the Fund’s sub-adviser. Companies in the healthcare industry include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental, and optical products. Healthy-lifestyle companies include, but are not limited to, companies that manufacture or distribute goods or services that promote or support physical fitness, companies whose products or services seek to minimize longer-term acute care through early diagnosis, intervention or prevention, companies that manufacture or distribute nutritional supplements or provide products or services to consumers that promote healthy eating habits, and companies that provide products or services associated with supplying clean air, water or food.

In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that are believed likely to offer the best investment opportunities. The portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as the portfolio managers deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

120	Allianz Funds

Allianz RCM Wellness Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	121

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Convertible Securities Risk	Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to

122	Allianz Funds

the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common

Prospectus	123

characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Funds that concentrate investments of their assets in a particular industry or group of related industries (e.g., the Allianz RCM Global Resources Fund, the Allianz RCM Technology Fund and the Allianz RCM Wellness Fund) are subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Concentration.”

Natural Resources-Related Risk. Funds that make significant investments in the natural resources industries will be subject to the risk factors particular to each such industry. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by the level and volatility of commodity prices, import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Technology-Related Risk. Funds that make significant investments in the technology sectors will be subject to risks particularly affecting technology or technology-related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

Wellness-Related Risk. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, the potential and actual performance of a limited number of products and services, technological change, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, risks associated with the governmental approval process, and chances of lawsuits versus wellness-related companies due to product or service liability issues.

The Funds may from time to time invest a substantial portion of their assets in these and other industries or sectors, and during those periods will be subject to a greater extent to the risks associated with those industries or sectors.

High Yield Risk	A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

IPO Risk	Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small

124	Allianz Funds

portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the

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same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

REIT Risk	To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk	Short sales may be used by a Fund for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may, to the extent permitted by law, engage in short sales where it does not own or have the right to acquire the security (or basket of securities) sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives Risk” above.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more

126	Allianz Funds

sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds	In addition to the risks described above, certain of the Funds are newly or relatively recently formed and therefore have limited or no history for investors to evaluate. Certain Funds have recently changed investment strategies and/or portfolio management personnel, and they would not necessarily have achieved the same performance results if the current strategies had been followed and/or the current personnel had been in place. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

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Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on the Funds’ website at www.allianzinvestors.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

128	Allianz Funds

Management of the Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2009, the Adviser and its investment management affiliates had approximately $983.8 billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays for the advisory and administrative services it requires under what is essentially an all-in fee structure. See “Administrative Fees” below. While each Fund pays a fee under separate agreements for the advisory and administrative services it requires, these services are provided in a “suite of services” structure as described in more detail below. Allianz Global Fund Management, as the investment manager and administrator, provides both the advisory and administrative services to the Funds. Although provided under separate agreements, together these services are essential to the daily operations of the Funds. The Management Fees shown in the Annual Fund Operating Expenses tables in the “Fund Summaries” at the front of this Prospectus reflect the combination of an advisory fee and an administrative fee under these two agreements.

• Advisory Fees. Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Fund	Advisory Fees

CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value(1), NFJ Large-Cap Value and RCM Large-Cap Growth Funds	0.45%
RCM Mid-Cap Fund	0.47%
AGIC Growth, AGIC Systematic Growth and RCM Disciplined International Equity Funds	0.50%
AGIC Target and NFJ Renaissance(2) Funds	0.55%
NFJ Small-Cap Value Fund(3)	0.59%
AGIC International, NFJ International Value and NFJ Mid-Cap Value Funds	0.60%
AGIC Income & Growth, AGIC Mid-Cap Growth, AGIC Opportunity and NFJ All-Cap Value Funds	0.65%
AGIC Global and RCM Global Resources Funds	0.70%
RCM Wellness Fund	0.80%
AGIC Emerging Markets Opportunities, AGIC Pacific Rim and RCM Technology Funds	0.90%
RCM Global Small-Cap Fund(4)	0.98%
RCM Strategic Growth Fund	1.00%

(1) The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that would reduce the 0.45% contractual fee rate by 0.025% on assets in excess of $7.5 billion and by an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets. During the most recently completed fiscal year, the Fund’s assets were not in excess of these levels.

(2) The investment advisory fees reflect a voluntary fee waiver that was in effect for the Fund from July 1, 2008 through June 8, 2009 and that reduced the 0.60% contractual fee rate by 0.05% to 0.55%. The voluntary fee waiver is no longer in effect.

(3) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(4) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 1.00% contractual fee rate by 0.05% to 0.95%. This voluntary fee waiver became effective January 1, 2008; the advisory fee shown in this chart represents a blend of the contractual rate and the reduced rate for the most recently completed fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreements (except with respect to the Allianz NFJ Renaissance Fund) between Allianz Global Fund Management and each

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respective Sub-Adviser is available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2009.

• Administrative Fees. Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B, Class C and Class R shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s average daily net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class A, Class B, Class C and Class R shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses that are not covered by the administrative fee and that may vary and affect the total level of expenses borne by Class A, Class B, Class C and Class R shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Administrator generally earns a profit on the administrative fee, although this may not be the case for relatively small Funds. The profit generally increases as Funds grow in asset size. Also, under the terms of the administration agreement, the Administrator, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

Class A, Class B, Class C, and Class R shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B, Class C, and Class R shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim, NFJ International Value and RCM Disciplined International Equity Funds (each an “International Fund”)	0.50%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds (each a “Global Fund”)	0.45%
All other Funds (each a “Domestic Fund”)	0.40%

The total Administrative Fee rate for each class of shares of each International Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Global Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Domestic Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

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For the fiscal year ended June 30, 2009, the Funds paid the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class taken separately, and taking into account the effect of breakpoints):

	Administrative Fees
Allianz Fund	Class A	Class B	Class C	Class R

AGIC Emerging Markets Opportunities Fund	0.60%	N/A	0.60%	N/A
AGIC Global Fund	0.50%	0.50%	0.50%	0.50%
AGIC Growth Fund	0.40%	0.40%	0.40%	0.39%
AGIC Income & Growth Fund	0.39%	N/A	0.39%	N/A
AGIC International Fund	0.60%	N/A	0.60%	0.60%
AGIC Mid-Cap Growth Fund	0.40%	N/A	0.40%	N/A
AGIC Opportunity Fund	0.40%	0.40%	0.40%	N/A
AGIC Pacific Rim Fund	0.60%	0.60%	0.60%	N/A
AGIC Systematic Growth Fund	0.40%	0.40%	0.40%	N/A
AGIC Target Fund	0.40%	0.40%	0.40%	N/A
CCM Capital Appreciation Fund	0.39%	0.39%	0.39%	0.39%
CCM Focused Growth Fund	0.40%	N/A	0.40%	N/A
CCM Mid-Cap Fund	0.39%	0.39%	0.39%	0.39%
NFJ All-Cap Value Fund	0.40%	0.40%	0.40%	N/A
NFJ Dividend Value Fund	0.34%	0.34%	0.34%	0.34%
NFJ International Value Fund	0.58%	N/A	0.58%	N/A
NFJ Large-Cap Value Fund	0.39%	0.39%	0.39%	0.39%
NFJ Mid-Cap Value Fund	0.40%	N/A	0.40%	N/A
NFJ Renaissance Fund	0.40%	0.40%	0.40%	0.40%
NFJ Small-Cap Value Fund	0.37%	0.37%	0.37%	0.37%
RCM Disciplined International Equity Fund	0.60%	0.60%	0.60%	N/A
RCM Global Resources Fund	0.50%	N/A	0.50%	N/A
RCM Global Small-Cap Fund	0.50%	0.50%	0.50%	N/A
RCM Large-Cap Growth Fund	0.40%	0.40%	0.40%	0.40%
RCM Mid-Cap Fund	0.40%	0.40%	0.40%	0.40%
RCM Strategic Growth Fund	0.40%	N/A	0.40%	N/A
RCM Technology Fund	0.45%	0.45%	0.45%	N/A
RCM Wellness Fund	0.45%	0.45%	0.45%	N/A

The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third-party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administrative fees paid by the Funds to the Administrator. For these services, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

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Sub-Advisers	Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Allianz Fund(s)

Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”) 600 West Broadway San Diego, CA 92101	AGIC Emerging Markets Opportunities, AGIC Global, AGIC Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Opportunity, AGIC Pacific Rim, AGIC Systematic Growth and AGIC Target Funds (the “AGIC Funds”)

Cadence Capital Management LLC (“Cadence”) 265 Franklin Street, 11th Floor Boston, MA 02110	CCM Capital Appreciation, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value Funds (the “NFJ Funds”)

RCM Capital Management LLC (“RCM”) 555 Mission Street, Suite 1700 San Francisco, CA 94105	RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds (the “RCM Funds”)

* Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

AGIC	AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1345 Avenue of the Americas, New York, New York 10105.

AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties.

In addition to the advisory-related services noted above, AGIC also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC, which is described below under the subsection entitled “NFJ.”

The individuals at AGIC listed below have or share primary responsibility for the day-to-day management of the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Emerging Markets Opportunities Fund	Kunal Ghosh	2007	Senior Vice President and Portfolio Manager for the AGIC International Systematic strategies. Prior to joining AGIC in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

	Steven Tael, Ph.D., CFA	2007	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 11 years of investment experience.

132	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Global Fund	Christopher A. Herrera	2006	Mr. Herrera is a Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies. Prior to joining AGIC in 2000, he was an analyst in the Investment Banking division of Lehman Brothers. Mr. Herrera earned his M.B.A. from the Haas School of Business at the University of California, Berkeley and graduated cum laude with a B.S. in business administration from the University of Southern California. Mr. Herrera is a Robert Toigo Foundation Fellow and a Consortium for Graduate Study in Management Fellow. He has 12 years of investment industry experience.

	Nelson Shing	2007	Mr. Shing is a Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies since 2003. He also has research responsibilities for the global technology and telecommunications sectors. He was previously an analyst with Pequot Capital Management, Inc.; Morgan Stanley Investment Management, Inc.; C. Blair Asset Management, L.P.; and Credit Suisse First Boston. Mr. Shing earned his B.S. in business administration from the University of California, Berkeley. He is fluent in Mandarin Chinese and has 12 years of investment industry experience.

AGIC Growth Fund	Jeff Parker (Lead)	2009	Managing Director and Head of AGIC Growth strategies. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2010	Vice President of AGIC and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for AGIC’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. He holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

AGIC Income & Growth Fund	Douglas Forsyth, CFA	2007 (Inception)	Mr. Forsyth is a Managing Director, Portfolio Manager and Member of the Executive Committee at AGIC. Mr. Forsyth oversees AGIC’s Income and Growth Strategies team. He joined AGIC in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 17 years of investment industry experience.

	Michael E. Yee	2007 (Inception)	Mr. Yee is a Senior Vice President and Portfolio Manager at AGIC and is a member of AGIC’s Income and Growth Strategies team. He joined AGIC in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 13 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Mr. Kass is a Managing Director and Portfolio Manager at AGIC. He joined AGIC in 2000 with responsibilities for portfolio management and research on AGIC’s Income and Growth Strategies team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to AGIC’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from The UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 11 years of investment industry experience.

AGIC International Fund	Steven Tael, Ph.D., CFA	2006	See above.

	Kunal Ghosh	2006	See above.

AGIC Mid-Cap Growth Fund	Jane Edmondson	2006*	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 1996, Ms. Edmondson was a financial consultant with Merrill Lynch. She has 16 years of investment industry experience.

	Mark P. Roemer	2006*	Mr. Roemer is a Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 11 years of investment industry experience.

AGIC Opportunity Fund	Michael Corelli (Lead)	2003**	Portfolio Manager for AGIC. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President and Portfolio Manager for AGIC. He is also the senior research analyst for AGIC’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining AGIC in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

Prospectus	133

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Pacific Rim Fund	Pedro Marcal	2007	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the AGIC Global Equities strategies since 2001. Lead Portfolio Manager for the AGIC Emerging Countries’ strategies from 1994 until 2001. He has 18 years’ total investment management experience including positions with A.B. Laffer & Associates as an economist and A-Marks Precious Metals as a precious metals trader.

AGIC Systematic Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Kunal Ghosh	2009	See above.

AGIC Target Fund	Jeff Parker (Lead)	1999**	See above.

	William Sandow	2009	See above.

* Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the Allianz AGIC Mid-Cap Growth Fund.
** Prior to November 1, 2006, the portfolio managers indicated above served in that capacity for a different sub-advisory firm that previously managed the applicable Fund.

Cadence	Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2009, of approximately $6.0 billion.

The following individuals at Cadence share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

CCM Focused Growth Fund	William B. Bannick	1999 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as CCM Capital Appreciation Fund	See above.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board consists of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, in connection with a “Call Agreement” entered into in connection with the sale of Cadence, there is a significant chance that, before September 2010, it will be proposed that the Funds for which Cadence

134	Allianz Funds

serves as sub-adviser be reorganized into funds that are not part of the Allianz Funds family. This could result in, among other things, the shareholders of those Funds being unable to exchange on a load-free basis into other Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series different (and possibly reduced) shareholder services and different fees and expenses. The Trustees have indicated that they will evaluate these and other relevant factors before determining whether to approve any such transaction.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. See “AGIC” above. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of September 30, 2009, of approximately $29.4 billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

NFJ All-Cap Value Fund	Benno J. Fischer (Co-Lead)	2007	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver (Co-Lead)	2007	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is both a CFA charterholder and a CPA.

	Jeffrey S. Partenheimer	2007	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA charterholder and a CPA.

NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	See above.

	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received his MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2006	See above.

	Jeffrey S. Partenheimer	2002	See above.

Prospectus	135

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

NFJ International Value Fund	Benno J. Fischer (Lead)	2003* (Inception)	See above.

	L. Baxter Hines	2010	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

NFJ Large-Cap Value Fund	Thomas W. Oliver (Lead)	2008	See above.

	Paul A. Magnuson	2000 (Inception)	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Mid-Cap Value Fund	Thomas W. Oliver (Lead)	2006	See above.

	Benno J. Fischer	2006 (Inception)	See above.

	Jeffrey S. Partenheimer	2006 (Inception)	See above.

NFJ Renaissance Fund	Paul A. Magnuson (Lead)	2009	See above.

	Benno J. Fischer	2009	See above.

	Morley D. Campbell	2009	Portfolio Manager at NFJ. He has over 5 years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	See above.

	Benno J. Fischer	1991 (Inception)	See above.

* Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

RCM	RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2009, RCM had approximately $15.7 billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Disciplined International Equity Fund	Ara J. Jelalian, CFA	2005	Director, Senior Portfolio Manager for International Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.

RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Director, Senior Research Analyst and Sector Head Fund Head, U.S. Resources. Mr. Strand joined RCM in 2003 and is responsible for integrated oil, oil and gas production, oil services, independent refiners and coal within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

RCM Global Small-Cap Fund**	Louise M. Laufersweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity portfolios. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist.

136	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Timothy McCarthy, CFA	2010	Portfolio Manager. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, Mr. McCarthy worked at FactSet Research Systems as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

	Andrew Neville	2010	Portfolio Manager. Mr. Neville joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. He also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Mr. Neville joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Mr. Neville trained as a portfolio manager at AIB Govett Asset Management. Mr. Neville is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

	Dennis Lai	2010	Portfolio Manager. Mr. Lai joined the Group as a portfolio manager in June 2003, following a two-year stint as the head of Asian small and mid-cap research with Cazenove Asia. He is currently the fund manager for Allianz GIS RCM Little Dragons Fund. From 1994, Mr. Lai spent seven years as an investment manager with Special Assets. From 1991 to 1993 he headed off to Australia as chief financial officer for Bridestowe Estates. Before that period, Mr. Lai was in Hong Kong from 1986 to 1991 working in the accounting area for Anglo Chinese Corporate Finance, Citicorp and Price Waterhouse. Mr. Lai attained a Masters of Commerce, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of the Australian Society of Chartered Accountants since 1989 and an associate member of the Securities Institute of Australia since 1994.

RCM Large-Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Peter A. Goetz, CFA	2005	Director and Senior Portfolio Manager on the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

	Scott T. Migliori, CFA	2009	Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and Deputy CIO of RCM San Francisco. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid and small cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.

	Joanne L. Howard, CFA	2005	Managing Director and Co-Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. She also previously served as the firm’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Edward S. Painvin, CFA, CMT	2009	Director, Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team. Mr. Painvin joined RCM in 2000 as a research analyst in the technology sector. In 2003, he transitioned to the U.S. Large Cap Team as an assistant portfolio manager. Previously, Mr. Painvin worked as a private equity analyst and portfolio manager for personal trust accounts and as a health care equity research analyst at Wachovia Asset Management for three years. He received his BA in Accounting from Flagler College and his MBA in Finance from Wake Forest University.

RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	See above.

Prospectus	137

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Steven Klopukh, CFA	2005	Director, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Strategic Growth Fund	Raphael L. Edelman	2006 (Inception)	See above.

	Todd G. Hawthorne	2007	Vice President, Equity Derivatives Strategy. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

RCM Technology Fund	Walter C. Price, Jr. CFA*	1995 (Inception)	Managing Director, Senior Analyst and Co-Portfolio Manager of the RCM Technology Fund. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

	Huachen Chen, CFA*	1995 (Inception)	Senior Portfolio Manager and Co-Portfolio Manager of the RCM Technology Fund. Mr. Chen joined RCM as an analyst in 1984, and became a principal in 1994. At RCM, he has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas.

RCM Wellness Fund	Ken Tsuboi, CFA, CIC (Lead)	2007	Director, Senior Research Analyst and Sector Head, U.S. Healthcare. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 to 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA	1999-2004; 2005	Director, Senior Research Analyst, U.S. Healthcare. Dr. Dauchot re-joined RCM in 2005 as Senior Research Analyst and Lead Portfolio Manager of the Wellness Fund. Dr. Dauchot first joined RCM in 1999, and served as a Senior Research Analyst and Sector Fund Manager in the healthcare group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a Principal and Healthcare Analyst. Prior to RCM, he was a junior research analyst in the healthcare industry at BancBoston Robertson Stephens, where he also specialized in medical technology and diagnostic companies. He graduated from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, with a degree in Chemistry before earning his M.D. from the University of Cincinnati College of Medicine. Dr. Dauchot earned his MBA from the J.L. Kellogg School of Management at Northwestern University.

	Dan Hunt	2008	Vice President, Research Analyst, U.S. Healthcare. Mr. Hunt joined the firm as a Generalist on the Healthcare team after spending three years at SG Cowen & Co. in New York, most recently as a Trading Analyst/Research Liaison. At SG Cowen, he was responsible for proprietary and client-directed investment idea generation across sectors, with an emphasis on healthcare. He was appointed (as the youngest member) to SG Cowen’s seven person Investment Policy Committee. Prior to joining SG Cowen, he worked for Thomson Financial/Carson in New York as a Senior Associate within Capital Markets Intelligence. He received his BA from Stanford University where he graduated with High Honors. He also earned his MSc in International Relations, with Distinction, from the London School of Economics and Political Science. He is a CFA level II candidate.

	Paul A. Wagner, PhD, CFA	2008	Vice President and Research Analyst, U.S. Healthcare. Mr. Wagner joined RCM in 2006 with over seven years of experience. He joined RCM from PDL BioPharma, where he worked in corporate and business development. Prior to PDL BioPharma, he was a vice president and senior equity research analyst in the biotechnology sector at Lehman Brothers. He has a PhD in Chemistry from the California Institute of Technology. He received his BS in Chemistry from the University of Wisconsin.

* Individuals share joint responsibility for the day-to-day management of the Fund.

** The RCM Global Small-Cap Fund’s portfolio management team consists of two U.S.-based portfolio managers, Ms. Laufersweiler and Mr. McCarthy, who are responsible for North American security selection and the Fund’s overall global portfolio construction. They are supported by regional portfolio managers Mr. Neville, who is responsible for identifying European investment opportunities, and Mr. Lai, who is responsible for Asia-Pacific investment opportunities. Ms. Laufersweiler serves as the Lead Portfolio Manager.

Adviser/Sub-Adviser Relationship	Shareholders of each Fund (except the NFJ Dividend Value, NFJ Large-Cap Value and CCM Mid-Cap Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”). One

138	Allianz Funds

of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not currently apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Funds’ sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the AGIC Growth Fund), the PEA Opportunity Fund (now the AGIC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the AGIC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of Fund shareholders or the Funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders. After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In July 2008, two individual shareholders of the Allianz AGIC Target Fund and one individual shareholder of the Allianz AGIC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). The Trust ceased participating in the Program effective March 16, 2009. Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action sought inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Court has since made rulings dismissing the individual Trustees from the lawsuit and denying injunctive relief against the only remaining defendant, the Trust, and subsequently entered judgment in favor of the Trust on all counts. The plaintiffs have since appealed the Court’s legal ruling, and that appeal is in process. The Trust intends to continue to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

Prospectus	139

Classes of Shares—Class A, B, C and R Shares

For each Fund in this Prospectus, the Trust offers investors Class A and Class C shares. As noted in the Fund Summaries above, certain Funds also offer Class B and/or Class R shares. Subject to the qualifications described below under “Sale of Class B Shares,” effective November 1, 2009, Class B shares of the Funds are longer be available for purchase. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds, some of which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-426-0107 for information about other investment options.

Class A, Class B and Class C shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy and Sell Shares—Investment Minimums & Minimum Account Size,” whereas Class R shares are generally available only to “specified benefit plan” investors as described below under “How to Buy and Sell Shares—Buying Shares—R Shares.” Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information, which can be obtained free of charge from the Distributor.

Class A Shares	• You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•   You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Statement of Additional Information for details.

•   Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders, but pay initial sales charges that do not apply to Class B or Class C shares.

•   You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Statement of Additional Information for details.

Class B Shares
•   You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares.

•   You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Statement of Additional Information for details.

•   Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•   Class B shares purchased on or before December 31, 2001 or after September 30, 2004 automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

• For more information about the CDSC calculation and conversion date of shares received in an exchange, please see the Statement of Additional Information.

140	Allianz Funds

Class C Shares	• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•   You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase (or during the first eighteen months for AGIC Emerging Markets Opportunities, AGIC Global, AGIC International, AGIC Pacific Rim, NFJ International Value, RCM Global Resources, RCM Global Small-Cap, RCM Disciplined International Equity, RCM Technology and RCM Wellness Funds). For the Funds just noted, effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first twelve months.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•   Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven (or eight) years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven (or eight) years.

Class R Shares	• Class R shares are generally available only to specified benefit plans. See “How to Buy and Sell Shares—Class R Shares” below for additional information on eligible investors.

•   You do not pay an initial sales charge when you buy Class R shares and you are not charged a CDSC for redeeming Class R shares, however, you may be charged transaction fees and/or other charges as noted below.

• Class R shares are subject to higher 12b-1 fees than Class A shares and lower 12b-1 fees than Class B and Class C shares.

All Classes	Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information for details. The following provides additional information about the sales charges and other expenses associated with each share Class.

Initial Sales Charges— Class A Shares	This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

	Sales Charge	Sales Charge
	as % of Net	as % of Public
Amount of Purchase	Amount Invested	Offering Price

$0–$49,999	5.82%	5.50%

$50,000–$99,999	4.71%	4.50%

$100,000–$249,999	3.63%	3.50%

$250,000–$499,999	2.56%	2.50%

$500,000–$999,999	2.04%	2.00%

$1,000,000 +	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more Funds or series of Allianz Funds Multi-Strategy Trust or PIMCO Funds (other than the PIMCO Money Market Fund) or PIMCO Equity Series that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by

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accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

         (i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

•   If a shareholder owned Class A shares of the AGIC Opportunity Fund with a current net asset value of $10,000, Class B shares of the RCM Technology Fund with a current net asset value of $5,000 and Class C shares of the AGIC Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the AGIC Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the AGIC Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Please see the Statement of Additional Information for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Statement of Additional Information.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of the Adviser, Sub-Advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

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Required Shareholder Information and Records. In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

• all of the investor’s accounts held directly with the Trust or through a financial intermediary;

• any account of the investor at another financial intermediary; and

• accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Initial Sales Charges— Class B, Class C and Class R Shares	As discussed above, Class B, Class C and Class R shares of the Funds are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares	Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares	Years Since Purchase	Percentage Contingent
	Payment was Made	Deferred Sales Charge

	First	5

	Second	4

	Third	3

	Fourth	3

	Fifth	2

	Sixth	1

	Seventh and thereafter	0 *

* After the seventh year, Class B shares of the Funds purchased after September 30, 2004 convert into Class A shares as described below. Class B shares of the Funds purchased before October 1, 2004 convert into Class A shares after the eighth year.

Class C Shares	Years Since Purchase	Percentage Contingent
	Payment was Made	Deferred Sales Charge

	First*	1

	Thereafter	0

* Shares of the AGIC Emerging Markets Opportunities, AGIC Global, AGIC International, AGIC Pacific Rim, NFJ International Value, RCM Global Resources, RCM Global Small-Cap, RCM Disciplined International Equity, RCM Technology and RCM Wellness Funds are subject to the Class C CDSC for the first eighteen months after purchase. However, effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first twelve months.

CDSCs on Class A Shares	Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See ‘Reductions and Waivers of Initial Sales Charges and CDSCs’ below.

How CDSCs are Calculated	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the

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proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC:

•   Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs	The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details. The Statement of Additional Information is available free of charge from the Distributor.

Sales of Class B Shares	Effective November 1, 2009, Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule, as outlined in above under “Class B shares.” Dividends and capital gain distributions paid on outstanding Class B shares may continue to be reinvested in Class B shares in accordance with the Funds’ current policies. In addition, Class B shareholders may continue to exchange their shares for Class B shares of other Funds, or for series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series that have Class B shares outstanding in accordance with the Funds’ current policies. In certain circumstances, Class B shares of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. Class B shareholders who have direct accounts with the Funds that previously involved recurring investments in Class B shares of any of the Funds through the automated investment plans now have such recurring investments automatically redirected into Class A shares of the same Fund at net asset value, without any sales charges (loads). All other features of Class B shares, including Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. The Trust and the Distributor each reserves the right at any time to modify or eliminate these policies and restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Class R Shares— Specified Benefit Plans	Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level or at the level of the plan’s financial service firm). Class R shares are not available to retail or institutional non-specified benefit plan accounts, traditional and Roth IRAs (except through omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any financial service firm authorized to sell Class R shares of the Funds. Eligible specified benefit plans may also purchase shares directly from the Distributor. See “Buying Shares” below. Additional shares may be purchased through a benefit plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants,

144	Allianz Funds

including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge specified benefit plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, specified benefit plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or specified benefit plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients). The Distributor, the Administrator and their affiliates may pay a financial service firm or specified benefit plan an additional amount for sub-transfer agency or other administrative services as described under “Administrative Fees” above. Your specified benefit plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the specified benefit plan’s and/or the financial service firm’s materials regarding its fees and services.

Distribution and Servicing (12b-1) Plans	The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B, Class C and Class R shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

	Servicing	Distribution
All Funds	Fee	Fee

Class A	0.25%	None

Class B	0.25%	0.75%

Class C	0.25%	0.75%

Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class B, Class C, and Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class B, Class C and Class R shares may, over time, cost you more than the initial sales charge imposed on Class A shares of the Funds. Also, because Class B shares purchased after September 30, 2004 convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms	Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which a shareholder purchases shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants

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and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described in this paragraph are not generally made with respect to Class R shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

146	Allianz Funds

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Statement of Additional Information. The Statement of Additional Information (which is available free of charge by writing the Distributor or calling 1-800-426-0107) provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

• Wire transfer procedures
• Automatic purchase, exchange and withdrawal programs
• Programs that establish a link from your Fund account to your bank account
• Special arrangements for tax-qualified retirement plans
• Investment programs that allow you to reduce or eliminate initial sales charges
• Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. There are certain exceptions where an order is received by the Distributor from a broker, dealer, or financial service firm after NAV is determined that day. Such an order will be processed at that day’s NAV if it was received by the broker, dealer, or firm from its customer or specified benefit plan prior to the NAV determination and was received by the Distributor on the morning of the following business day, ordinarily before 9:30 a.m., Eastern time. Please see the Statement of Additional Information for details.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, Boston Financial Data Services, Inc. (“Transfer Agent”), for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares— Classes A, B and C	You can buy Class A, Class B or Class C shares of the Funds in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

    •   Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC along with a completed application form, as described under “All Share Classes” below, to:

Allianz Global Investors Distributors LLC P.O. Box 8050 Boston, MA 02266-8050

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

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The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Statement of Additional Information describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

Buying Shares— Class R Shares	Class R shares of each Fund are continuously offered to specified benefit plans. See “Class R shares—Specified Benefit Plans” above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Specified benefit plans and financial service firms may charge for such services.

Specified benefit plans may also purchase Class R shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

Specified benefit plans which wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC P.O. Box 8050 Boston, MA 02266-8050

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, specified benefit plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

Disclosure Relating to the NFJ Small-Cap Value Fund	Shares of the NFJ Small-Cap Value Fund are currently not available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other Funds or of other series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series, except that participants in a specified benefit plan that offered the Fund as an investment option as of August 31, 2009 may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified benefit plan, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions LLC, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund. The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Investment Minimums	The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The Trust does not currently issue share certificates.

148	Allianz Funds

The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

For Class R shares of the Funds, specified benefit plans may establish various minimum investment and account size requirements. Plan participants should contact their plan administrator for more information.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing”. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

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Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Funds and series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series accounts exceeds $50,000.

Exchanging Shares	Except as provided below, you may exchange your Class A, Class B, Class C or Class R shares of any Fund for the same Class of shares of any other Fund or series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series that offers the same Class of shares. Shares are exchanged on the basis of their respective NAVs (without a sales charge) next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees.

For Class A, Class B, and Class C shares, exchanges are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, for taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

For Class R shares, specified benefit plans or financial service firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges. Specified benefit plans may also limit exchanges to Funds offered as investment options in the plan, and may establish certain privileges with respect to exchanges of Class R shares. Plan participants should contact their plan administrators to exchange Class R shares and for additional information about the exchange privilege. Plan administrators should contact their financial service firm for information about the firm. You may exchange Class R shares only with respect to Funds or other eligible series that are registered in your state of residence or where an exemption from registration is available.

In certain circumstances, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust and the Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, Class B, Class C and/or Class R shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Selling Shares— Class A, B and C	You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

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    •   Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

         (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

         (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

         (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Statement of Additional Information describes a number of additional ways you can redeem your shares, including:

• Telephone requests to the Transfer Agent
• Expedited wire transfers
• Automatic Withdrawal Plan
• Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Statement of Additional Information describes each of these options and provides additional information about selling shares. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Selling Shares— Class R Shares	Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although specified benefit plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan or financial service

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firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Other Redemption Information	Redemptions of all Classes of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

Timing of Redemption Payments	For Class A, Class B and Class C shares, redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

For Class R shares, redemption proceeds will be forwarded to the specified benefit plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares	The Trust no longer issues shares certificates. If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Medallion Signature Guarantee	When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

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A Medallion signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

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How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly	Monthly

AGIC Income & Growth Fund			•

NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, and NFJ Mid-Cap Value Funds		•

All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

• Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in shares of the same class of any other Fund or series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series that offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. Class R shareholders may utilize this distribution option only if it is offered by your specified benefit plan, and only with respect to Funds or other series that are investment options offered by the plan. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

    •   Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107. For Class R shares, cash distributions will be credited to your account at your specified benefit plan if this option is elected when your account is established.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker, plan administrator or other financial intermediary, or call the Distributor at 1-800-426-0107.

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Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior taxable years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If that Fund then makes distributions of capital gains in excess of such reduced net capital gains, the amount of the excess will be supported by the Fund’s “current earnings and profits,” and will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Regardless of whether such excess amount is retained or distributed, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain.

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•   A Note on Non-U.S. Investments. A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Eligible funds may be able to pass through to you a deduction or credit for foreign taxes. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will likely be 28% for amounts paid before January 1, 2011 and is currently scheduled to increase to 31% for amounts paid thereafter.

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Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held

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securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Industry Concentration	Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. See “Summary of Principal Risks—Focused Investment Risk” above.

Natural Resources. Funds that concentrate their investments in companies in the natural resources industries (including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities) will be subject to the risks particularly affecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity and interest rates, which can affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

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Technology Sector. Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles of equipment, products and services, accelerated rates of product change and development, competition from new and existing companies, significant losses and/ or limited earnings, security price volatility, limited operating histories and management experience, patent and other intellectual property considerations. Technology companies are also affected by the risk that new equipment, products and services will not be commercially successful, or will become rapidly obsolete.

Wellness-Related Sector. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including those of the following related industries.

The healthcare industry can be significantly affected by government regulation and reimbursement levels, changes in government subsidies, government approval of products and services that could have a significant effect on price and availability and rising costs of medical products and services. Changes in government and private payment systems, such as increased use of managed-care arrangements also affect the volatility of the industry. A healthcare company’s valuation is often based largely on potential and actual performance of a limited number of products.

The biotechnology industry can be significantly affected by rapid obsolescence of products, intense competition, patent expirations, risks associated with new regulations and changes to existing regulations. Other risks include dramatic fluctuation of economic prospects and share prices of biotechnology companies due to changes in the regulatory or completive environments and lengthy application processes and testing procedures for products.

The medical equipment, systems and delivery industry is significantly affected by patent considerations, rapid technological change and obsolescence, extensive government regulation and government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an emphasis on outpatient services.

The healthy-lifestyle industry can be significantly affected by the potential and actual performance of a limited number of products and services.

Non-U.S. Securities	The Funds may invest in foreign (non-U.S.) securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and

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volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the applicable Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds, except for the CCM Funds, may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase

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exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

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Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds (except the CCM Funds) may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Because the CCM Funds will not make defensive investments in response to unfavorable market or other conditions, they may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest. Each of the Funds (including the CCM Funds) may maintain a portion of their assets (normally not more than 10% for the CCM Funds) in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other

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government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities. Although most of the Funds focus on equity and related investments, the Funds may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the

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Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

Prospectus	165

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Effective March 16, 2009, the Trust determined to cease participation in a program pursuant to which various Funds regularly lent their portfolio securities. The Trust and individual Funds may determine to lend portfolio securities through other securities lending programs or facilities.

If a Fund engages in securities lending, cash collateral that the Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds.

Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets, except for the NFJ Renaissance Fund, the AGIC Growth Fund and the AGIC Opportunity Fund, each of which may lend up to 25% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. Funds whose portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks) may engage in securities lending to a greater extent than other Funds.

When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes a Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should borrowers (which typically include broker-dealers and other financial services companies) fail financially or otherwise not return the securities loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales	Each Fund, except for the CCM Funds and the RCM Mid-Cap Fund, may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale

166	Allianz Funds

may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on practicable terms and may instead seek all of their short exposure through derivatives. This circumstance may change in the future, either as new counterparties or trading structures become available or as counterparties that previously acted as prime brokers to mutual funds expand the scope of services they provide. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued

Prospectus	167

the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (REITs). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the AGIC Emerging Markets Opportunities, AGIC Global, AGIC Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Opportunity, AGIC Systematic Growth, AGIC Target, CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth, CCM Mid-Cap,

168	Allianz Funds

NFJ Renaissance, RCM Global Resources, RCM Global Small-Cap, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds had a portfolio turnover rate in excess of 100%. These and other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies	The investment objective of each of the CCM Capital Appreciation, CCM Emerging Companies, CCM Mid-Cap, NFJ Small-Cap Value, RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds is fundamental and may not be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. In addition, a fundamental policy (that may not be changed without shareholder approval) of each of the RCM Global Small-Cap and RCM Technology Funds is that the Fund must invest in companies located in at least three different countries. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the AGIC Emerging Markets Opportunities, AGIC Mid-Cap Growth, AGIC Pacific Rim, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, RCM Disciplined International Equity Fund, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, certain of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. The Funds sub-advised by RCM may use Grassrootssm Research in addition to their traditional research activities. Grassrootssm Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Adviser or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

Prospectus	169

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each class of shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

																Ratio of	Ratio of
																Expenses to	Expenses to
							Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends		Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net		from Net	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment		Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income		Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Capital Appreciation Fund
Class A
6/30/2009	$18.14	$0.04	$(6.27)	$(6.23)	$—	(b)	$—	$— (b)	$—	(b)	$11.91	(d)	(34.34	)%(d)	$157,543	1.11%	1.11%	0.26%	154%
6/30/2008	21.00	0.02	(0.92)	(0.90)	(0.06)		(1.90)	(1.96)	—	(b)	18.14		(5.43)		399,869	1.09	1.09	0.08	134
6/30/2007	19.71	0.04	2.64	2.68	(0.02)		(1.37)	(1.39)	—	(b)	21.00		14.18		448,379	1.08	1.08	0.21	150
6/30/2006	17.93	0.04	1.74	1.78	—	(b)	—	— (b)	—	(b)	19.71		9.95		361,002	1.12	1.12	0.19	161
6/30/2005	16.28	0.08	1.64	1.72	(0.07)		—	(0.07)	—		17.93		10.58		271,755	1.11	1.11	0.48	137
Class B
6/30/2009	16.48	(0.06)	(5.68)	(5.74)	—	(b)	—	— (b)	—	(b)	10.74	(e)	(34.83	)(e)	14,963	1.86	1.86	(0.49)	154
6/30/2008	19.33	(0.12)	(0.83)	(0.95)	—	(b)	(1.90)	(1.90)	—	(b)	16.48		(6.17)		41,429	1.84	1.84	(0.66)	134
6/30/2007	18.35	(0.10)	2.45	2.35	—	(b)	(1.37)	(1.37)	—	(b)	19.33		13.36		60,862	1.83	1.83	(0.52)	150
6/30/2006	16.82	(0.10)	1.63	1.53	—	(b)	—	— (b)	—	(b)	18.35		9.10		75,309	1.87	1.87	(0.56)	161
6/30/2005	15.34	(0.04)	1.53	1.49	(0.01)		—	(0.01)	—		16.82		9.74		67,785	1.86	1.86	(0.24)	137
Class C
6/30/2009	16.53	(0.06)	(5.70)	(5.76)	—	(b)	—	— (b)	—	(b)	10.77	(f)	(34.81	)(f)	55,445	1.86	1.86	(0.46)	154
6/30/2008	19.37	(0.12)	(0.82)	(0.94)	—	(b)	(1.90)	(1.90)	—	(b)	16.53		(6.16)		113,744	1.84	1.84	(0.67)	134
6/30/2007	18.39	(0.10)	2.45	2.35	—	(b)	(1.37)	(1.37)	—	(b)	19.37		13.33		134,475	1.83	1.83	(0.53)	150
6/30/2006	16.85	(0.10)	1.64	1.54	—	(b)	—	— (b)	—	(b)	18.39		9.14		138,280	1.87	1.87	(0.56)	161
6/30/2005	15.37	(0.04)	1.54	1.50	(0.02)		—	(0.02)	—		16.85		9.74		111,461	1.86	1.86	(0.24)	137
Class R
6/30/2009	18.17	0.01	(6.28)	(6.27)	—	(b)	—	— (b)	—	(b)	11.90	(g)	(34.51	)(g)	10,553	1.36	1.36	0.06	154
6/30/2008	21.04	(0.03)	(0.93)	(0.96)	(0.01)		(1.90)	(1.91)	—	(b)	18.17		(5.68)		16,864	1.34	1.34	(0.16)	134
6/30/2007	19.79	(0.01)	2.66	2.65	(0.03)		(1.37)	(1.40)	—	(b)	21.04		13.92		18,552	1.33	1.33	(0.04)	150
6/30/2006	18.07	(0.01)	1.75	1.74	(0.02)		—	(0.02)	—	(b)	19.79		9.62		13,019	1.37	1.37	(0.05)	161
6/30/2005	16.44	0.02	1.66	1.68	(0.05)		—	(0.05)	—		18.07		10.24		4,151	1.41 (c)	1.41 (c)	0.12	137

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.72%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.78 and (35.06)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.73%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $10.62 and (35.65)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.72%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $10.65 and (35.53)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.71%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.77 and (35.22)%, respectively.

170	Allianz Funds

						Distributions to								Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

CCM Focused Growth Fund
Class A
6/30/2009	$9.67	$0.02	$(3.10)	$(3.08)	$— (b)	$—	$— (b)	$—	(b)	$6.59	(31.85)%	$4,803	1.11%	0.26%	156%
6/30/2008	10.47	(0.01)	(0.78)	(0.79)	(0.01)	— (b)	(0.01)	—	(b)	9.67	(7.55)	7,418	1.12	(0.13)	143
7/05/2006† – 6/30/2007	9.30	(0.02)	1.36	1.34	(0.03)	(0.14)	(0.17)	—		10.47	14.60	1,704	1.11 *	(0.23)*	106
Class C
6/30/2009	9.55	(0.03)	(3.06)	(3.09)	— (b)	—	— (b)	—	(b)	6.46	(32.34)	2,343	1.86	(0.48)	156
6/30/2008	10.42	(0.09)	(0.78)	(0.87)	— (b)	— (b)	— (b)	—	(b)	9.55	(8.30)	2,706	1.86	(0.89)	143
7/05/2006† – 6/30/2007	9.30	(0.09)	1.36	1.27	(0.01)	(0.14)	(0.15)	—		10.42	13.81	1,351	1.86 *	(0.91)*	106

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	171

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
						Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Mid-Cap Fund
Class A
6/30/2009	$25.56	$(0.03)	$(9.96)	$(9.99)	$—	$—	$—	$—	(b)	$15.57	(h)	(39.08	)%(h)	$175,461	1.11%	1.11%	(0.20)%	148%
6/30/2008	28.34	(0.07)	0.36	0.29	—	(3.07)	(3.07)	—	(b)	25.56		0.31		307,962	1.09	1.09	(0.28)	149
6/30/2007	27.57	(0.01)	3.65	3.64	—	(2.87)	(2.87)	—	(b)	28.34		14.52		334,271	1.09	1.09	(0.05)	164
6/30/2006	24.47	(0.02)	3.12	3.10	—	—	—	—	(b)	27.57	(d)	12.67	(d)	353,019	1.11	1.11	(0.06)	174
6/30/2005	21.26	(0.02)	3.23	3.21	—	—	—	—		24.47		15.10		209,885	1.11	1.11	(0.08)	140
Class B
6/30/2009	23.00	(0.15)	(8.94)	(9.09)	—	—	—	—	(b)	13.91	(i)	(39.52	)(i)	17,882	1.86	1.86	(0.98)	148
6/30/2008	25.97	(0.25)	0.35	0.10	—	(3.07)	(3.07)	—	(b)	23.00		(0.44)		47,947	1.84	1.84	(1.02)	149
6/30/2007	25.68	(0.19)	3.35	3.16	—	(2.87)	(2.87)	—	(b)	25.97		13.67		64,763	1.84	1.84	(0.79)	164
6/30/2006	22.96	(0.20)	2.92	2.72	—	—	—	—	(b)	25.68	(e)	11.85	(e)	85,023	1.86	1.86	(0.81)	174
6/30/2005	20.10	(0.17)	3.03	2.86	—	—	—	—		22.96		14.23		61,076	1.86	1.86	(0.84)	140
Class C
6/30/2009	23.01	(0.15)	(8.95)	(9.10)	—	—	—	—	(b)	13.91	(i)	(39.55	)(j)	41,542	1.86	1.86	(0.96)	148
6/30/2008	25.99	(0.25)	0.34	0.09	—	(3.07)	(3.07)	—	(b)	23.01		(0.48)		86,421	1.84	1.84	(1.02)	149
6/30/2007	25.69	(0.20)	3.37	3.17	—	(2.87)	(2.87)	—	(b)	25.99		13.71		102,361	1.84	1.84	(0.80)	164
6/30/2006	22.97	(0.20)	2.92	2.72	—	—	—	—	(b)	25.69	(f)	11.84	(f)	122,217	1.86	1.86	(0.80)	174
6/30/2005	20.11	(0.17)	3.03	2.86	—	—	—	—		22.97		14.22		88,789	1.86	1.86	(0.83)	140
Class R
6/30/2009	25.67	(0.07)	(9.99)	(10.06)	—	—	—	—	(b)	15.61	(k)	(39.19	)(k)	32,069	1.36	1.36	(0.43)	148
6/30/2008	28.52	(0.14)	0.36	0.22	—	(3.07)	(3.07)	—	(b)	25.67		0.04		48,771	1.34	1.34	(0.52)	149
6/30/2007	27.79	(0.08)	3.68	3.60	—	(2.87)	(2.87)	—	(b)	28.52		14.25		47,308	1.34	1.34	(0.31)	164
6/30/2006	24.73	(0.08)	3.14	3.06	—	—	—	—	(b)	27.79	(g)	12.37	(g)	40,579	1.36	1.36	(0.31)	174
6/30/2005	21.56	(0.08)	3.25	3.17	—	—	—	—		24.73		14.70		17,826	1.42 (c)	1.42 (c)	(0.33)	140

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.55 and 12.60%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.66 and 11.78%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.67 and 11.77%, respectively.
(g)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.77 and 12.31%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 0.83%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.36 and (39.91)%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.19 per share and the total return by 0.83%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.72 and (40.35)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.19 per share and the total return by 0.82%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.72 and (40.37)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 0.82%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.40 and (40.01)%, respectively.

172	Allianz Funds

													Ratio of		Ratio of
													Expenses to		Expenses to
			Net Realized			Distributions to							Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total			Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC Emerging Markets Opportunities Fund
Class A
6/30/2009	$29.98	$0.47	$(12.51)	$(12.04)	$(0.57)	$—	$(0.57)	$—	(b)	$17.37	(39.66)%	$26,153	1.86%		1.86%		2.58%	182%
6/30/2008	30.45	0.46	0.58	1.04	(0.04)	(1.50)	(1.54)	0.03		29.98	2.93	69,165	1.77		1.77		1.43	194
8/21/2006† – 6/30/2007	20.13	(0.06)	10.38	10.32	—	—	—	—	(b)	30.45	51.95	16,359	1.88	(c)*	1.88	(c)*	(0.27)*	77
Class C
6/30/2009	29.57	0.30	(12.28)	(11.98)	(0.48)	—	(0.48)	—	(b)	17.11	(40.10)	13,090	2.62		2.62		1.73	182
6/30/2008	30.25	0.23	0.56	0.79	— (b)	(1.50)	(1.50)	0.03		29.57	2.08	24,888	2.52		2.52		0.72	194
8/21/2006† – 6/30/2007	20.13	(0.22)	10.34	10.12	—	—	—	—	(b)	30.25	51.00	4,407	2.64	(d)*	2.64	(d)*	(0.98)*	77

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.79.%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 3.56%.

Prospectus	173

Financial Highlights (continued)

													Ratio of		Ratio of
													Expenses to		Expenses to
			Net Realized			Distributions to							Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total			Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC Global Fund
Class A
6/30/2009	$18.03	$0.05	$(6.35)	$(6.30)	$—	$(0.03)	$(0.03)	$—	(b)	$11.70	(34.90)%	$7,661	1.47	%*	1.47	%*	0.42%*	106%
6/30/2008	20.66	0.10	(0.79)	(0.69)	—	(1.94)	(1.94)	—	(b)	18.03	(4.23)	17,701	1.46		1.46		0.51	80
6/30/2007	17.47	— (b)	4.21	4.21	—	(1.02)	(1.02)	—	(b)	20.66	24.75	13,501	1.46		1.46		(0.01)	102
6/30/2006	15.43	0.03	2.69	2.72	—	(0.68)	(0.68)	—	(b)	17.47	17.85	10,485	1.47	(d)	1.47	(d)	0.20	114
6/30/2005	14.23	— (b)	1.80	1.80	—	(0.61)	(0.61)	0.01		15.43	12.87	3,701	1.57	(c)	1.57	(c)	0.01	148
Class B
6/30/2009	17.12	(0.04)	(6.02)	(6.06)	—	(0.03)	(0.03)	—	(b)	11.03	(35.35)	8,124	2.22	*	2.22	*	(0.36)*	106
6/30/2008	19.84	(0.05)	(0.73)	(0.78)	—	(1.94)	(1.94)	—	(b)	17.12	(4.94)	21,813	2.21		2.21		(0.28)	80
6/30/2007	16.94	(0.13)	4.05	3.92	—	(1.02)	(1.02)	—	(b)	19.84	23.85	21,545	2.21		2.21		(0.70)	102
6/30/2006	15.09	(0.09)	2.62	2.53	—	(0.68)	(0.68)	—	(b)	16.94	16.98	14,627	2.22	(e)	2.22	(e)	(0.52)	114
6/30/2005	14.03	(0.10)	1.76	1.66	—	(0.61)	(0.61)	0.01		15.09	12.04	4,098	2.31	(c)	2.31	(c)	(0.71)	148
Class C
6/30/2009	17.17	(0.04)	(6.04)	(6.08)	—	(0.03)	(0.03)	—	(b)	11.06	(35.36)	5,578	2.22		2.22		(0.32)	106
6/30/2008	19.89	(0.05)	(0.73)	(0.78)	—	(1.94)	(1.94)	—	(b)	17.17	(4.88)	12,689	2.21		2.21		(0.27)	80
6/30/2007	16.98	(0.13)	4.06	3.93	—	(1.02)	(1.02)	—	(b)	19.89	23.79	12,756	2.21		2.21		(0.73)	102
6/30/2006	15.13	(0.11)	2.64	2.53	—	(0.68)	(0.68)	—		16.98	16.93	10,123	2.22	(e)	2.22	(e)	(0.64)	114
6/30/2005	14.05	(0.10)	1.78	1.68	—	(0.61)	(0.61)	0.01		15.13	12.16	4,831	2.32	(c)	2.32	(c)	(0.71)	148
Class R
6/30/2009	17.76	0.06	(6.29)	(6.23)	—	(0.03)	(0.03)	—	(b)	11.50	(35.03)	554	1.71		1.71		0.56	106
6/30/2008	20.41	0.07	(0.78)	(0.71)	—	(1.94)	(1.94)	—	(b)	17.76	(4.39)	69	1.71		1.71		0.34	80
6/30/2007	17.31	(0.03)	4.15	4.12	—	(1.02)	(1.02)	—	(b)	20.41	24.45	138	1.71		1.71		(0.19)	102
6/30/2006	15.34	(0.05)	2.70	2.65	—	(0.68)	(0.68)	—	(b)	17.31	17.49	90	1.73		1.73		(0.32)	114
6/30/2005	14.18	(0.05)	1.81	1.76	—	(0.61)	(0.61)	0.01		15.34	12.63	16	1.83	(c)	1.83	(c)	(0.31)	148

*	Annualized.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.23%.

174	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
						Distributions to							Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Systematic Growth Fund
Class A
6/30/2009	$14.09	$0.07	$(4.13)	$(4.06)	$(0.01)	$— (b)	$(0.01)	$—	(b)	$10.02	(28.78)%	$6,453	1.18%	1.18%	0.64%	138%
6/30/2008	15.20	— (b)	(0.78)	(0.78)	—	(0.33)	(0.33)	—	(b)	14.09	(5.41)	9,115	1.17	1.17	0.03	105
6/30/2007	12.89	0.02	2.63	2.65	—	(0.34)	(0.34)	—	(b)	15.20	20.79	9,411	1.17	1.17	0.12	168
6/30/2006	12.72	0.01	1.17	1.18	—	(1.01)	(1.01)	—	(b)	12.89	9.46	945	1.16 (d)	1.16 (d)	0.07	152
6/30/2005	11.94	0.01	1.06	1.07	—	(0.29)	(0.29)	—		12.72	8.95	587	1.23 (c)	1.23 (c)	0.10	274
Class B
6/30/2009	13.41	(0.01)	(3.92)	(3.93)	— (b)	— (b)	— (b)	—	(b)	9.48	(29.30)	3,481	1.93	1.93	(0.12)	138
6/30/2008	14.59	(0.10)	(0.75)	(0.85)	—	(0.33)	(0.33)	—	(b)	13.41	(6.12)	7,634	1.92	1.92	(0.71)	105
6/30/2007	12.47	(0.09)	2.55	2.46	—	(0.34)	(0.34)	—	(b)	14.59	19.96	6,483	1.93	1.93	(0.65)	168
6/30/2006	12.44	(0.09)	1.13	1.04	—	(1.01)	(1.01)	—	(b)	12.47	8.50	1,560	1.91 (e)	1.91 (e)	(0.68)	152
6/30/2005	11.76	(0.08)	1.05	0.97	—	(0.29)	(0.29)	—		12.44	8.23	1,400	1.97 (c)	1.97 (c)	(0.64)	274
Class C
6/30/2009	13.41	(0.01)	(3.92)	(3.93)	— (b)	— (b)	— (b)	—	(b)	9.48	(29.30)	3,257	1.93	1.93	(0.12)	138
6/30/2008	14.58	(0.11)	(0.73)	(0.84)	—	(0.33)	(0.33)	—	(b)	13.41	(6.05)	6,161	1.92	1.92	(0.73)	105
6/30/2007	12.47	(0.10)	2.55	2.45	—	(0.34)	(0.34)	—	(b)	14.58	19.88	6,923	1.93	1.93	(0.69)	168
6/30/2006	12.43	(0.08)	1.13	1.05	—	(1.01)	(1.01)	—	(b)	12.47	8.60	918	1.91 (e)	1.91 (e)	(0.65)	152
6/30/2005	11.76	(0.08)	1.04	0.96	—	(0.29)	(0.29)	—		12.43	8.15	486	1.98 (c)	1.98 (c)	(0.66)	274

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.92%.

Prospectus	175

Financial Highlights (continued)

						Distributions to							Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total		Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund	Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption	End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)	of Period	Return	(000s)	Net Assets	Net Assets	Rate

AGIC Income & Growth Fund
Class A
6/30/2009	$13.87	$0.50	$(2.71)	$(2.21)	$(0.88)	$(0.56)	$(1.44)	$— (b)	$10.22	(14.38)%	$13,246	1.30%	4.99%	159%
6/30/2008	15.54	0.74	(1.08)	(0.34)	(0.65)	(0.68)	(1.33)	—	13.87	(2.46)	1,176	1.31	4.97	152
2/28/2007† – 6/30/2007	15.00	0.28	0.51	0.79	(0.22)	(0.03)	(0.25)	—	15.54	5.19	246	1.33 *	5.40 *	127
Class C
6/30/2009	13.82	0.43	(2.73)	(2.30)	(0.82)	(0.56)	(1.38)	— (b)	10.14	(14.97)	4,416	2.05	4.47	159
6/30/2008	15.51	0.63	(1.09)	(0.46)	(0.55)	(0.68)	(1.23)	—	13.82	(3.21)	808	2.06	4.25	152
2/28/2007† – 6/30/2007	15.00	0.27	0.48	0.75	(0.21)	(0.03)	(0.24)	—	15.51	4.94	195	2.06 *	5.27 *	127

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

176	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
			Net Realized			Distributions to							Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
Selected per share data for	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC International Fund
Class A
6/30/2009	$18.60	$0.20	$(7.27)	$(7.07)	$(0.38)	$—	$(0.38)	$—	(b)	$11.15	(37.92)%	$38,008	1.48%	1.48%	1.61%	197%
6/30/2008	26.08	0.28	(4.02)	(3.74)	(0.28)	(3.46)	(3.74)	—	(b)	18.60	(16.09)	148,264	1.47	1.47	1.23	159
6/30/2007	21.84	0.34	4.98	5.32	(0.10)	(0.98)	(1.08)	—	(b)	26.08	24.88	382,549	1.49	1.49	1.42	166
6/30/2006	16.24	0.34	5.92	6.26	(0.15)	(0.51)	(0.66)	—	(b)	21.84	39.18	168,092	1.47	1.47	1.61	152
10/29/2004† – 6/30/2005	14.81	0.32	1.20	1.52	(0.09)	—	(0.09)	—		16.24	10.30	16,358	1.45 *	1.45 *	3.02 *	107
Class C
6/30/2009	18.29	0.11	(7.14)	(7.03)	(0.23)	—	(0.23)	—	(b)	11.03	(38.39)	35,034	2.24	2.24	0.93	197
6/30/2008	25.75	0.13	(3.98)	(3.85)	(0.15)	(3.46)	(3.61)	—	(b)	18.29	(16.74)	110,540	2.22	2.22	0.58	159
6/30/2007	21.65	0.17	4.91	5.08	— (b)	(0.98)	(0.98)	—	(b)	25.75	23.94	200,824	2.24	2.24	0.70	166
6/30/2006	16.17	0.19	5.89	6.08	(0.09)	(0.51)	(0.60)	—	(b)	21.65	38.19	84,052	2.22	2.22	0.91	152
10/29/2004† – 6/30/2005	14.81	0.27	1.17	1.44	(0.08)	—	(0.08)	—		16.17	9.77	8,844	2.20 *	2.20 *	2.49 *	107
Class R
6/30/2009	18.67	0.22	(7.35)	(7.13)	(0.46)	—	(0.46)	—	(b)	11.08	(38.09)	38	1.73	1.73	1.88	197
6/30/2008	26.25	0.29	(4.11)	(3.82)	(0.30)	(3.46)	(3.76)	—	(b)	18.67	(16.32)	50	1.72	1.72	1.32	159
6/30/2007	21.94	0.44	4.85	5.29	— (b)	(0.98)	(0.98)	—	(b)	26.25	24.60	52	1.73	1.73	1.78	166
1/10/2006† – 6/30/2006	20.25	0.17	1.52	1.69	—	—	—	—	(b)	21.94	8.35	11	1.73 *	1.73 *	1.68 *	152

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	177

Financial Highlights (continued)

						Distributions to						Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total	Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	of Period	Return	(000s)	Net Assets	Net Assets	Rate

AGIC Mid-Cap Growth Fund
Class A
6/30/2009	$11.87	$0.01	$(3.55)	$(3.54)	$—	$— (b)	$— (b)	$8.33	(29.81)%	$237	1.36%	0.12%	127%
7/30/2007† – 06/30/2008	12.55	(0.03)	(0.41)	(0.44)	—	(0.24)	(0.24)	11.87	(3.62)	104	1.37 *	(0.27)*	215
Class C
6/30/2009	11.79	(0.05)	(3.53)	(3.58)	—	— (b)	— (b)	8.21	(30.35)	174	2.10	(0.65)	127
7/30/2007† – 06/30/2008	12.55	(0.12)	(0.40)	(0.52)	—	(0.24)	(0.24)	11.79	(4.27)	10	2.10 *	(1.08)*	215

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

178	Allianz Funds

																Ratio of	Ratio of
																Expenses to	Expenses to
			Net Realized				Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends		Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net		from Net	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment		Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income		Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Pacific Rim Fund
Class A
6/30/2009	$14.16	$0.08	$(4.72)	$(4.64)	$—	(b)	$(0.13)	$(0.13)	$—	(b)	$9.39		(32.70)%		$35,087	1.78%	1.78%	0.75%	53%
6/30/2008	17.76	0.05	(1.45)	(1.40)	—		(2.20)	(2.20)	—	(b)	14.16	(d)	(9.53	)(d)	106,693	1.77	1.77	0.28	67
6/30/2007	14.08	(0.03)	4.78	4.75	—		(1.07)	(1.07)	—	(b)	17.76		35.33		132,890	1.76	1.76	(0.23)	62
6/30/2006	9.97	— (b)	4.58	4.58	(0.04)		(0.44)	(0.48)	0.01		14.08	(d)	46.50	(d)	79,631	1.77	1.77	0.02	96
6/30/2005	9.23	0.01	0.86	0.87	—		(0.13)	(0.13)	—		9.97		9.49		23,351	1.94 (c)	1.94 (c)	0.10	101
Class B
6/30/2009	13.55	— (b)	(4.51)	(4.51)	—	(b)	(0.13)	(0.13)	—	(b)	8.91		(33.24)		14,283	2.53	2.53	(0.01)	53
6/30/2008	17.20	(0.08)	(1.37)	(1.45)	—		(2.20)	(2.20)	—	(b)	13.55	(d)	(10.17	)(d)	38,469	2.52	2.52	(0.48)	67
6/30/2007	13.77	(0.15)	4.65	4.50	—		(1.07)	(1.07)	—	(b)	17.20		34.27		48,908	2.51	2.51	(0.98)	62
6/30/2006	9.80	(0.10)	4.50	4.40	—	(b)	(0.44)	(0.44)	0.01		13.77	(e)	45.39	(e)	34,395	2.52	2.52	(0.73)	96
6/30/2005	9.14	(0.06)	0.85	0.79	—		(0.13)	(0.13)	—		9.80		8.70		9,844	2.69 (c)	2.69 (c)	(0.61)	101
Class C
6/30/2009	13.46	— (b)	(4.48)	(4.48)	—	(b)	(0.13)	(0.13)	—	(b)	8.85		(33.31)		31,399	2.53	2.53	(0.01)	53
6/30/2008	17.10	(0.07)	(1.37)	(1.44)	—		(2.20)	(2.20)	—	(b)	13.46	(f)	(10.17	)(f)	84,215	2.52	2.52	(0.47)	67
6/30/2007	13.69	(0.15)	4.63	4.48	—		(1.07)	(1.07)	—	(b)	17.10		34.33		102,990	2.51	2.51	(0.99)	62
6/30/2006	9.75	(0.10)	4.47	4.37	—	(b)	(0.44)	(0.44)	0.01		13.69	(d)	45.31	(d)	68,962	2.52	2.52	(0.73)	96
6/30/2005	9.09	(0.06)	0.85	0.79	—		(0.13)	(0.13)	—		9.75		8.75		17,268	2.69 (c)	2.69 (c)	(0.62)	101

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value and total return by less than $0.01 per share and 0.01%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $13.77 and 45.37%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $13.46 and (10.17)%, respectively.

Prospectus	179

Financial Highlights (continued)

						Distributions to									Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ All-Cap Value Fund
Class A
6/30/2009	$11.35	$0.25	$(4.20)	$(3.95)	$(0.43)	$—	$(0.43)	$—	(b)	$6.97	(34.71)%	$5,612	1.33%		3.27%	71%
6/30/2008	20.03	0.34	(4.19)	(3.85)	(0.31)	(4.52)	(4.83)	—	(b)	11.35	(22.71)	9,301	1.31		2.31	47
6/30/2007	17.36	0.26	2.97	3.23	(0.16)	(0.40)	(0.56)	—	(b)	20.03	18.76	8,636	1.33		1.36	122
6/30/2006	15.76	0.15	2.13	2.28	(0.03)	(0.65)	(0.68)	—	(b)	17.36	14.70	4,452	1.32	(d)	0.90	55
6/30/2005	15.24	0.10	1.23	1.33	—	(0.83)	(0.83)	0.02		15.76	8.77	2,696	1.38	(c)	0.61	150
Class B
6/30/2009	10.93	0.20	(4.05)	(3.85)	(0.33)	—	(0.33)	—	(b)	6.75	(35.18)	1,682	2.08		2.54	71
6/30/2008	19.45	0.21	(4.06)	(3.85)	(0.15)	(4.52)	(4.67)	—	(b)	10.93	(23.35)	3,483	2.06		1.45	47
6/30/2007	16.90	0.11	2.89	3.00	(0.05)	(0.40)	(0.45)	—	(b)	19.45	17.89	6,174	2.08		0.60	122
6/30/2006	15.45	0.02	2.08	2.10	— (b)	(0.65)	(0.65)	—	(b)	16.90	13.78	4,515	2.07	(e)	0.15	55
6/30/2005	15.06	(0.01)	1.21	1.20	—	(0.83)	(0.83)	0.02		15.45	7.99	2,657	2.12	(c)	(0.07)	150
Class C
6/30/2009	10.91	0.19	(4.04)	(3.85)	(0.37)	—	(0.37)	—	(b)	6.69	(35.26)	4,366	2.08		2.57	71
6/30/2008	19.45	0.22	(4.05)	(3.83)	(0.19)	(4.52)	(4.71)	—	(b)	10.91	(23.27)	6,571	2.06		1.51	47
6/30/2007	16.90	0.11	2.89	3.00	(0.05)	(0.40)	(0.45)	—	(b)	19.45	17.86	8,359	2.08		0.61	122
6/30/2006	15.45	0.02	2.08	2.10	— (b)	(0.65)	(0.65)	—	(b)	16.90	13.78	5,727	2.07	(e)	0.14	55
6/30/2005	15.06	(0.01)	1.21	1.20	—	(0.83)	(0.83)	0.02		15.45	7.99	5,155	2.12	(c)	(0.08)	150

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

180	Allianz Funds

															Ratio of	Ratio of
															Expenses to	Expenses to
						Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value				End	with	without	Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Dividend Value Fund
Class A
6/30/2009	$14.62	$0.40	$(5.42)	$(5.02)	$(0.38)	$(0.63)	$(1.01)	$—	(b)	$8.59	(d)(e)	(34.68	)%(d)(e)	$1,734,204	1.05%	1.05%	3.88%	43%
6/30/2008	18.33	0.41	(2.80)	(2.39)	(0.41)	(0.91)	(1.32)	—	(b)	14.62		(13.79)		3,195,287	1.04	1.04	2.48	49
6/30/2007	15.35	0.39	3.21	3.60	(0.33)	(0.29)	(0.62)	—	(b)	18.33		23.78		3,480,442	1.05	1.05	2.25	29
6/30/2006	13.71	0.37	1.88	2.25	(0.39)	(0.22)	(0.61)	—	(b)	15.35		16.73		1,002,333	1.10	1.10	2.50	26
6/30/2005	12.48	0.30	1.37	1.67	(0.29)	(0.15)	(0.44)	—		13.71		13.54		268,945	1.17 (c)	1.17 (c)	2.28	30
Class B
6/30/2009	14.61	0.32	(5.41)	(5.09)	(0.30)	(0.63)	(0.93)	—	(b)	8.59	(d)(f)	(35.17	)(d)(f)	122,648	1.80	1.80	3.02	43
6/30/2008	18.25	0.28	(2.79)	(2.51)	(0.22)	(0.91)	(1.13)	—	(b)	14.61		(14.46)		308,543	1.79	1.79	1.68	49
6/30/2007	15.25	0.25	3.20	3.45	(0.16)	(0.29)	(0.45)	—	(b)	18.25		22.80		485,664	1.80	1.80	1.50	29
6/30/2006	13.58	0.26	1.87	2.13	(0.24)	(0.22)	(0.46)	—	(b)	15.25		15.94		279,643	1.85	1.85	1.77	26
6/30/2005	12.39	0.20	1.35	1.55	(0.21)	(0.15)	(0.36)	—		13.58		12.57		122,934	1.92 (c)	1.92 (c)	1.53	30
Class C
6/30/2009	14.58	0.32	(5.40)	(5.08)	(0.30)	(0.63)	(0.93)	—	(b)	8.57	(d)(g)	(35.15	)(d)(g)	574,133	1.80	1.80	3.07	43
6/30/2008	18.21	0.28	(2.78)	(2.50)	(0.22)	(0.91)	(1.13)	—	(b)	14.58		(14.42)		1,214,757	1.79	1.79	1.69	49
6/30/2007	15.23	0.26	3.18	3.44	(0.17)	(0.29)	(0.46)	—	(b)	18.21		22.81		1,747,103	1.80	1.80	1.50	29
6/30/2006	13.58	0.26	1.86	2.12	(0.25)	(0.22)	(0.47)	—	(b)	15.23		15.84		712,851	1.85	1.85	1.77	26
6/30/2005	12.38	0.20	1.36	1.56	(0.21)	(0.15)	(0.36)	—		13.58		12.70		270,801	1.92 (c)	1.92 (c)	1.53	30
Class R
6/30/2009	14.58	0.37	(5.40)	(5.03)	(0.36)	(0.63)	(0.99)	—	(b)	8.56	(d)(h)	(34.85	)(d)(h)	189,770	1.30	1.30	3.73	43
6/30/2008	18.28	0.37	(2.79)	(2.42)	(0.37)	(0.91)	(1.28)	—	(b)	14.58		(13.98)		225,295	1.29	1.29	2.27	49
6/30/2007	15.33	0.35	3.20	3.55	(0.31)	(0.29)	(0.60)	—	(b)	18.28		23.46		156,435	1.30	1.30	2.01	29
6/30/2006	13.73	0.32	1.89	2.21	(0.39)	(0.22)	(0.61)	—	(b)	15.33		16.44		18,988	1.35	1.35	2.16	26
6/30/2005	12.53	0.26	1.39	1.65	(0.30)	(0.15)	(0.45)	—		13.73		13.27		822	1.38 (c)	1.38 (c)	1.91	30

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.00%.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.51 and (35.29)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.51 and (35.78)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.49 and (35.76)%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.60%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.48 and (35.45)%, respectively.

Prospectus	181

Financial Highlights (continued)

													Ratio of		Ratio of
													Expenses to		Expenses to
			Net Realized			Distributions to							Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total			Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ International Value Fund
Class A
6/30/2009	$24.81	$0.39	$(9.06)	$(8.67)	$(0.43)	$(0.52)	$(0.95)	$—	(b)	$15.19	(34.63)%	$500,695	1.45%		1.45%		2.47%	59%
6/30/2008	26.51	1.04	(0.88)	0.16	(0.82)	(1.04)	(1.86)	—	(b)	24.81	0.29	798,257	1.44		1.44		3.96	23
6/30/2007	19.28	0.47	7.37	7.84	(0.34)	(0.27)	(0.61)	—	(b)	26.51	41.29	299,476	1.46		1.46		2.09	26
6/30/2006	15.36	0.50	3.77	4.27	(0.21)	(0.15)	(0.36)	0.01		19.28	28.12	64,699	1.48		1.48		2.65	25
3/31/2005† – 6/30/2005	15.21	0.13	0.12	0.25	(0.10)	—	(0.10)	—		15.36	1.62	1,009	1.34	*(c)	1.34	*(c)	3.51 *	61
Class C
6/30/2009	24.69	0.27	(9.02)	(8.75)	(0.33)	(0.52)	(0.85)	—	(b)	15.09	(35.10)	164,246	2.20		2.20		1.71	59
6/30/2008	26.34	0.81	(0.85)	(0.04)	(0.57)	(1.04)	(1.61)	—	(b)	24.69	(0.44)	321,056	2.19		2.19		3.11	23
6/30/2007	19.20	0.31	7.32	7.63	(0.22)	(0.27)	(0.49)	—	(b)	26.34	40.19	156,470	2.21		2.21		1.36	26
6/30/2006	15.35	0.38	3.75	4.13	(0.14)	(0.15)	(0.29)	0.01		19.20	27.14	35,186	2.22		2.22		2.01	25
3/31/2005† – 6/30/2005	15.21	0.11	0.12	0.23	(0.09)	—	(0.09)	—		15.35	1.52	351	2.03	*(c)	2.03	*(c)	3.07 *	61

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.

182	Allianz Funds

						Distributions to									Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value		End	Expenses to		Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Average		Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ Large-Cap Value Fund
Class A
6/30/2009	$16.69	$0.30	$(6.25)	$(5.95)	$(0.28)	$—	$(0.28)	$—	(b)	$10.46	(35.79)%	$282,001	1.12%		2.58%	52%
6/30/2008	20.69	0.35	(3.73)	(3.38)	(0.33)	(0.29)	(0.62)	—	(b)	16.69	(16.65)	363,486	1.10		1.88	39
6/30/2007	17.69	0.32	3.36	3.68	(0.27)	(0.41)	(0.68)	—	(b)	20.69	21.09	211,263	1.12		1.63	26
6/30/2006	15.97	0.31	2.07	2.38	(0.29)	(0.37)	(0.66)	—	(b)	17.69	15.23	36,954	1.12		1.85	32
6/30/2005	14.58	0.23	1.94	2.17	(0.20)	(0.59)	(0.79)	0.01		15.97	15.24	17,189	1.16	(c)	1.49	35
Class B
6/30/2009	16.62	0.21	(6.23)	(6.02)	(0.19)	—	(0.19)	—	(b)	10.41	(36.27)	78,213	1.86		1.94	52
6/30/2008	20.56	0.21	(3.72)	(3.51)	(0.14)	(0.29)	(0.43)	—	(b)	16.62	(17.31)	34,073	1.85		1.09	39
6/30/2007	17.56	0.16	3.36	3.52	(0.11)	(0.41)	(0.52)	—	(b)	20.56	20.16	42,013	1.87		0.84	26
6/30/2006	15.83	0.19	2.05	2.24	(0.14)	(0.37)	(0.51)	—	(b)	17.56	14.41	22,939	1.87		1.12	32
6/30/2005	14.49	0.11	1.93	2.04	(0.12)	(0.59)	(0.71)	0.01		15.83	14.37	13,298	1.89	(c)	0.74	35
Class C
6/30/2009	16.62	0.21	(6.23)	(6.02)	(0.19)	—	(0.19)	—	(b)	10.41	(36.28)	145,216	1.86		1.87	52
6/30/2008	20.56	0.21	(3.71)	(3.50)	(0.15)	(0.29)	(0.44)	—	(b)	16.62	(17.26)	126,016	1.85		1.12	39
6/30/2007	17.58	0.16	3.35	3.51	(0.12)	(0.41)	(0.53)	—	(b)	20.56	20.17	95,578	1.87		0.86	26
6/30/2006	15.83	0.19	2.06	2.25	(0.13)	(0.37)	(0.50)	—	(b)	17.58	14.45	32,171	1.87		1.10	32
6/30/2005	14.49	0.11	1.92	2.03	(0.11)	(0.59)	(0.70)	0.01		15.83	14.33	16,576	1.91	(c)	0.73	35
Class R
6/30/2009	16.72	0.26	(6.26)	(6.00)	(0.24)	—	(0.24)	—	(b)	10.48	(35.97)	12,707	1.36		2.23	52
6/30/2008	20.77	0.30	(3.74)	(3.44)	(0.32)	(0.29)	(0.61)	—	(b)	16.72	(16.88)	20,901	1.34		1.64	39
6/30/2007	17.79	0.29	3.36	3.65	(0.26)	(0.41)	(0.67)	—	(b)	20.77	20.76	1,694	1.36		1.43	26
1/10/2006† – 6/30/2006	17.02	0.12	0.75	0.87	(0.10)	—	(0.10)	—	(b)	17.79	5.12	11	1.38	*	1.41 *	32

*	Annualized.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

Prospectus	183

Financial Highlights (continued)

						Distributions to								Ratio of Net
	Net Asset		Net Realized		Dividends	Shareholders	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Net	and Change	Total from	from Net	from Net	Dividends	Fund		Value		End	Expenses to	Income to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Average	Average	Turnover
for the period ended:	of Period	Income(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

NFJ Mid-Cap Value Fund
Class A
6/30/2009	$13.49	$0.32	$(4.78)	$(4.46)	$(0.32)	$(0.31)	$(0.63)	$—	(b)	$8.40	(32.84)%	$3,809	1.27%	3.45%	68%
6/30/2008	17.49	0.28	(3.36)	(3.08)	(0.29)	(0.63)	(0.92)	—	(b)	13.49	(18.09)	5,980	1.28	1.85	70
8/22/2006† – 6/30/2007	15.00	0.51	2.33	2.84	(0.34)	(0.01)	(0.35)	—		17.49	19.08	8,588	1.25 *	3.53 *	33
Class C
6/30/2009	13.43	0.25	(4.76)	(4.51)	(0.25)	(0.31)	(0.56)	—	(b)	8.36	(33.34)	2,299	2.02	2.64	68
6/30/2008	17.42	0.18	(3.36)	(3.18)	(0.18)	(0.63)	(0.81)	—	(b)	13.43	(18.74)	3,816	2.03	1.21	70
8/22/2006† – 6/30/2007	15.00	0.33	2.39	2.72	(0.29)	(0.01)	(0.30)	—		17.42	18.29	3,028	2.00 *	2.31 *	33

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

184	Allianz Funds

			Net Realized
			and Change
			in Unrealized														Ratio of
			Gain (Loss) on												Ratio of		Expenses to
			Investments,												Expenses to		Average		Ratio of Net
	Net Asset	Net	options written	Total Income			Total			Net Asset				Net Assets	Average Net		Net Assets		Investment
	Value	Investment	and foreign	(Loss) from	Net	Net	Dividends	Fund		Value				End	Assets with		without		Income to	Portfolio
Per share data	Beginning	Income	currency	Investment	Investment	Realized	and	Redemption		End		Total		of Year	Waiver and		Waiver and		Average	Turnover
for the year ended:	of Year	(Loss)(a)	transactions(a)	Operations	Income	Capital Gains	Distributions	Fees(a)		of Year		Return(e)		(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ Renaissance Fund
Class A
6/30/2009	$15.92	$0.17	$(4.68)	$(4.51)	$(0.19)	$— (b)	$(0.19)	$—	(b)	$11.22	(p)	(28.22	)%(p)	$324,938	1.21%		1.22%		1.46%	201%
6/30/2008	22.53	0.15	(2.56)	(2.41)	(0.04)	(4.16)	(4.20)	—	(b)	15.92		(12.94)		536,274	1.19	(o)	1.19	(o)	0.78	82
6/30/2007	21.58	0.07	4.04	4.11	—	(3.16)	(3.16)	—	(b)	22.53		20.30		757,708	1.23	(o)	1.23	(o)	0.32	112
6/30/2006	24.30	0.06	1.45	1.51	—	(4.23)	(4.23)	—	(b)	21.58	(k)	6.28	(k)	946,613	1.25		1.25		0.28	85
6/30/2005	24.71	—	(0.41)	(0.41)	—	—	—	—	(b)	24.30	(g)	(1.66	)(g)	1,976,127	1.23	(c)(f)	1.23	(c)(f)	0.01	101
Class B
6/30/2009	13.85	0.07	(4.05)	(3.98)	(0.04)	— (b)	(0.04)	—	(b)	9.83	(q)	(28.72	)(q)	137,480	1.96		1.97		0.69	201
6/30/2008	20.25	— (b)	(2.24)	(2.24)	— (b)	(4.16)	(4.16)	—	(b)	13.85		(13.60)		328,870	1.94	(o)	1.94	(o)	0.01	82
6/30/2007	19.83	(0.08)	3.66	3.58	—	(3.16)	(3.16)	—	(b)	20.25		19.34		581,822	1.98	(o)	1.98	(o)	(0.43)	112
6/30/2006	22.80	(0.10)	1.36	1.26	—	(4.23)	(4.23)	—	(b)	19.83	(l)	5.53	(l)	718,005	2.00		2.00		(0.46)	85
6/30/2005	23.35	(0.17)	(0.38)	(0.55)	—	—	—	—	(b)	22.80	(h)	(2.35	)(h)	1,082,660	1.98	(d)(f)	1.98	(d)(f)	(0.74)	101
Class C
6/30/2009	13.69	0.07	(4.01)	(3.94)	(0.08)	— (b)	(0.08)	—	(b)	9.67	(r)	(28.74	)(r)	207,823	1.96		1.97		0.71	201
6/30/2008	20.06	— (b)	(2.21)	(2.21)	— (b)	(4.16)	(4.16)	—	(b)	13.69		(13.62)		389,634	1.94	(o)	1.94	(o)	0.02	82
6/30/2007	19.67	(0.08)	3.63	3.55	—	(3.16)	(3.16)	—	(b)	20.06		19.40		621,339	1.98	(o)	1.98	(o)	(0.43)	112
6/30/2006	22.66	(0.10)	1.34	1.24	—	(4.23)	(4.23)	—	(b)	19.67	(m)	5.47	(m)	752,734	2.00		2.00		(0.46)	85
6/30/2005	23.21	(0.17)	(0.38)	(0.55)	—	—	—	—	(b)	22.66	(i)	(2.37	)(i)	1,331,633	1.98	(d)(f)	1.98	(d)(f)	(0.74)	101
Class R
6/30/2009	14.21	0.13	(4.18)	(4.05)	(0.16)	— (b)	(0.16)	—	(b)	10.00	(s)	(28.41	)(s)	14,099	1.46		1.47		1.21	201
6/30/2008	20.60	0.09	(2.29)	(2.20)	(0.03)	(4.16)	(4.19)	—	(b)	14.21		(13.19)		25,561	1.44	(o)	1.44	(o)	0.54	82
6/30/2007	20.02	0.01	3.73	3.74	—	(3.16)	(3.16)	—	(b)	20.60		20.06		33,816	1.48	(o)	1.48	(o)	0.07	112
6/30/2006	22.88	0.01	1.36	1.37	—	(4.23)	(4.23)	—	(b)	20.02	(n)	6.03	(n)	37,856	1.50		1.50		0.05	85
6/30/2005	23.34	(0.07)	(0.39)	(0.46)	—	—	—	—	(b)	22.88	(j)	(1.97	)(j)	45,502	1.56	(f)	1.56	(f)	(0.28)	101

(a)	Calculated on average shares outstanding during the year.
(b)	Less than $0.01 per share.
(c)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 1.25%.
(d)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.
(e)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purpose of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of waivers and reimbursements. Total return may reflect adjustments to conform to generally accepted accounting principles.
(f)	Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(g)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.28 and (1.72)%, respectively.
(h)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $22.78 and (2.42)%, respectively.
(i)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $22.64 and (2.44)%, respectively.
(j)	Repayments by the Adviser increased the end of year net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of year net asset value and total return would have been $22.87 and (2.02)%, respectively.
(k)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $21.55 and 6.14%, respectively.
(l)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $19.80 and 5.38%, respectively.
(m)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $19.64 and 5.32%, respectively.
(n)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $19.99 and 5.88%, respectively.
(o)	Effective January 1, 2007, the advisory fee was reduced by 0.05%, in addition effective October 1, 2007 the advisory fee was reduced by an additional 0.05%.
(p)	Capital Contribution from Affiliate increased the end of year net asset value by $0.20 and total return by 1.28%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.02 and (29.50)%, respectively.
(q)	Capital Contribution from Affiliate increased the end of year net asset value by $0.18 and total return by 1.31%. If the Affiliate had not made payments, end of year net asset value and total return would have been $9.65 and (30.03)%, respectively.
(r)	Capital Contribution from Affiliate increased the end of year net asset value by $0.17 and total return by 1.25%. If the Affiliate had not made payments, end of year net asset value and total return would have been $9.50 and (29.99)%, respectively.
(s)	Capital Contribution from Affiliate increased the end of year net asset value by $0.18 and total return by 1.28%. If the Affiliate had not made payments, end of year net asset value and total return would have been $9.82 and (29.69)%, respectively.

Prospectus	185

Financial Highlights (continued)

															Ratio of		Ratio of
															Expenses to		Expenses to
						Distributions to									Average		Average		Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value				End	with		without		Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and		Waiver and		Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ Small-Cap Value Fund
Class A
6/30/2009	$28.92	$0.45	$(7.59)	$(7.14)	$(0.34)	$(2.19)	$(2.53)	$—	(b)	$19.25	(d)	(23.95	)%(d)	$1,808,029	1.22%		1.23%		2.20%	33%
6/30/2008	34.77	0.42	(2.75)	(2.33)	(0.53)	(2.99)	(3.52)	—	(b)	28.92		(7.01)		1,690,712	1.22		1.22		1.35	33
6/30/2007	31.47	0.78	5.59	6.37	(0.55)	(2.52)	(3.07)	—	(b)	34.77		21.25		1,961,925	1.22		1.22		2.38	27
6/30/2006	30.26	0.61	3.59	4.20	(0.52)	(2.47)	(2.99)	—	(b)	31.47		14.50		1,745,770	1.25		1.25		1.97	32
6/30/2005	27.30	0.52	4.43	4.95	(0.39)	(1.60)	(1.99)	—		30.26		18.55		1,566,529	1.26	(c)	1.26	(c)	1.83	20
Class B
6/30/2009	27.78	0.30	(7.31)	(7.01)	(0.08)	(2.19)	(2.27)	—	(b)	18.50	(e)	(24.53	)(d)	105,915	1.97		1.98		1.45	33
6/30/2008	33.52	0.18	(2.65)	(2.47)	(0.28)	(2.99)	(3.27)	—	(b)	27.78		(7.71)		199,797	1.97		1.97		0.59	33
6/30/2007	30.46	0.51	5.40	5.91	(0.33)	(2.52)	(2.85)	—	(b)	33.52		20.37		288,895	1.97		1.97		1.62	27
6/30/2006	29.36	0.36	3.49	3.85	(0.28)	(2.47)	(2.75)	—	(b)	30.46		13.64		294,769	2.00		2.00		1.20	32
6/30/2005	26.65	0.29	4.32	4.61	(0.30)	(1.60)	(1.90)	—		29.36		17.66		321,909	2.01	(c)	2.01	(c)	1.05	20
Class C
6/30/2009	27.81	0.29	(7.32)	(7.03)	(0.15)	(2.19)	(2.34)	—	(b)	18.44	(f)	(24.56	)(f)	370,755	1.97		1.98		1.45	33
6/30/2008	33.56	0.18	(2.65)	(2.47)	(0.29)	(2.99)	(3.28)	—	(b)	27.81		(7.66)		475,710	1.97		1.97		0.60	33
6/30/2007	30.49	0.51	5.41	5.92	(0.33)	(2.52)	(2.85)	—	(b)	33.56		20.32		592,171	1.97		1.97		1.62	27
6/30/2006	29.40	0.36	3.50	3.86	(0.30)	(2.47)	(2.77)	—	(b)	30.49		13.68		579,280	2.00		2.00		1.21	32
6/30/2005	26.69	0.29	4.32	4.61	(0.30)	(1.60)	(1.90)	—		29.40		17.64		589,448	2.01	(c)	2.01	(c)	1.06	20
Class R
6/30/2009	29.37	0.40	(7.71)	(7.31)	(0.30)	(2.19)	(2.49)	—	(b)	19.57	(g)	(24.15	)(g)	95,431	1.47		1.47		1.93	33
6/30/2008	35.15	0.36	(2.80)	(2.44)	(0.35)	(2.99)	(3.34)	—	(b)	29.37		(7.23)		51,498	1.47		1.47		1.11	33
6/30/2007	31.80	0.72	5.63	6.35	(0.48)	(2.52)	(3.00)	—	(b)	35.15		20.93		76,297	1.47		1.47		2.17	27
6/30/2006	30.61	0.57	3.60	4.17	(0.51)	(2.47)	(2.98)	—	(b)	31.80		14.24		46,876	1.51		1.51		1.81	32
6/30/2005	27.66	0.47	4.45	4.92	(0.37)	(1.60)	(1.97)	—		30.61		18.17		20,427	1.56	(c)(d)	1.56	(c)(d)	1.63	20

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.94%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.01 and (24.89)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.98%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.26 and (25.51)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.98%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.20 and (25.54)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.93%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.33 and (25.08)%, respectively.

186	Allianz Funds

															Ratio of		Ratio of
															Expenses to		Expenses to
						Distributions to									Average		Average		Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value				End	with		without		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and		Waiver and		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC Growth Fund
Class A
6/30/2009	$27.97	$0.03	$(6.85)	$(6.82)	$—	$—	$—	$—	(b)	$21.15	(i)	(24.38	)%(i)	$177,764	1.17%		1.17%		0.14%	143%
6/30/2008	28.22	(0.04)	(0.21)	(0.25)	—	—	—	—	(b)	27.97		(0.89)		229,549	1.16		1.16		(0.13)	116
6/30/2007	22.63	(0.04)	5.63	5.59	—	—	—	—	(b)	28.22	(h)	24.70	(h)	107,105	1.16		1.16		(0.15)	79
6/30/2006	20.55	(0.04)	2.12	2.08	— (b)	—	— (b)	—	(b)	22.63		10.12		82,137	1.17		1.17		(0.18)	115
6/30/2005	19.94	0.04	0.57	0.61	—	—	—	—		20.55	(e)	3.06	(e)	85,553	1.16		1.16		0.19	39
Class B
6/30/2009	23.20	(0.11)	(5.68)	(5.79)	—	—	—	—	(b)	17.41	(j)	(24.96	)(j)	15,507	1.92		1.92		(0.63)	143
6/30/2008	23.58	(0.22)	(0.16)	(0.38)	—	—	—	—	(b)	23.20		(1.61)		24,803	1.91		1.91		(0.92)	116
6/30/2007	19.05	(0.19)	4.72	4.53	—	—	—	—	(b)	23.58	(h)	23.78	(h)	25,740	1.91		1.91		(0.91)	79
6/30/2006	17.43	(0.17)	1.79	1.62	— (b)	—	— (b)	—	(b)	19.05		9.29		28,831	1.92		1.92		(0.93)	115
6/30/2005	17.04	(0.09)	0.48	0.39	—	—	—	—		17.43	(f)	2.29	(f)	41,545	1.91		1.91		(0.56)	39
Class C
6/30/2009	23.20	(0.11)	(5.68)	(5.79)	—	—	—	—	(b)	17.41	(k)	(24.96	)(o)	182,278	1.92		1.92		(0.62)	143
6/30/2008	23.58	(0.22)	(0.16)	(0.38)	—	—	—	—	(b)	23.20		(1.61)		277,937	1.91		1.91		(0.93)	116
6/30/2007	19.05	(0.19)	4.72	4.53	—	—	—	—	(b)	23.58	(h)	23.78	(h)	425,999	1.91		1.91		(0.91)	79
6/30/2006	17.43	(0.17)	1.79	1.62	—	—	—	—	(b)	19.05		9.29		411,731	1.92		1.92		(0.93)	115
6/30/2005	17.04	(0.09)	0.48	0.39	—	—	—	—		17.43	(f)	2.29	(f)	480,947	1.91		1.91		(0.56)	39
Class R
6/30/2009	23.81	(0.01)	(5.85)	(5.86)	—	—	—	—	(b)	17.95	(q)	(24.61	)(l)	9,830	1.40		1.40		(0.06)	143
6/30/2008	24.08	(0.10)	(0.17)	(0.27)	—	—	—	—	(b)	23.81		(1.12)		2,061	1.41		1.41		(0.41)	116
6/30/2007	19.36	(0.09)	4.81	4.72	—	—	—	—	(b)	24.08	(h)	24.38	(k)	1,663	1.41		1.41		(0.39)	79
6/30/2006	17.62	(0.08)	1.82	1.74	—	—	—	—	(b)	19.36		9.88		769	1.42		1.42		(0.43)	115
6/30/2005	17.15	(0.05)	0.52	0.47	—	—	—	—		17.62		2.74	(g)	611	1.44	(c)(d)	1.44	(c)(d)	(0.28)	39

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administrative Fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(e)	Repayments by the Adviser increased the end of year net asset value by $0.03 per share and the total return by 0.13%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $20.52 and 2.93%, respectively.
(f)	Repayments by the Adviser increased the end of year net asset value by $0.02 per share and the total return by 0.13%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $17.41 and 2.16%, respectively.
(g)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 2.73%.
(h)	Payments from Affiliates increased the end of year net asset value per share and total return by less than $0.01 and 0.01% respectively.
(i)	Capital infusion from Affiliate increased the end of year net asset value by $0.09 per share and the total return by 0.32%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $21.06 and (24.70)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.30%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.34 and (25.26)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.30%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.34 and (25.26)%, respectively.
(l)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.30%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.88 and (24.91)%, respectively.

Prospectus	187

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
						Distributions to									Average	Average	Ratio of Net
	Net Asset		Net Realized		Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Net	and Change	Total from	from Net	from Net	Dividends	Fund		Value				End	with	without	Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	Loss(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Opportunity Fund
Class A
6/30/2009	$22.81	$(0.10)	$(3.86)	$(3.96)	$—	$—	$—	$—	(b)	$18.85	(h)	(17.32	)%(h)	$57,700	1.31%	1.32%	(0.57)%	199%
6/30/2008	31.20	(0.15)	(4.99)	(5.14)	—	(3.25)	(3.25)	—	(b)	22.81		(18.02)		74,282	1.31	1.31	(0.57)	199
6/30/2007	25.47	(0.28)	6.55	6.27	—	(0.54)	(0.54)	—	(b)	31.20		24.85		69,160	1.32	1.32	(1.00)	148
6/30/2006	22.19	(0.25)	3.53	3.28	—	—	—	—	(b)	25.47	(e)	14.78	(e)	55,768	1.32	1.32	(1.02)	171
6/30/2005	20.99	(0.22)	1.42	1.20	—	—	—	—		22.19		5.72	(c)	52,118	1.31	1.31	(1.04)	139
Class B
6/30/2009	17.11	(0.17)	(2.90)	(3.07)	—	—	—	—	(b)	14.04	(i)	(17.89	)(i)	5,097	2.06	2.07	(1.31)	199
6/30/2008	24.42	(0.27)	(3.79)	(4.06)	—	(3.25)	(3.25)	—	(b)	17.11		(18.65)		8,960	2.06	2.06	(1.32)	199
6/30/2007	20.19	(0.38)	5.15	4.77	—	(0.54)	(0.54)	—	(b)	24.42		23.91		17,107	2.07	2.07	(1.76)	148
6/30/2006	17.72	(0.35)	2.82	2.47	—	—	—	—	(b)	20.19	(f)	13.94	(f)	19,062	2.07	2.07	(1.77)	171
6/30/2005	16.89	(0.30)	1.13	0.83	—	—	—	—		17.72		4.91	(d)	18,253	2.06	2.06	(1.79)	139
Class C
6/30/2009	17.10	(0.17)	(2.90)	(3.07)	—	—	—	—	(b)	14.03	(j)	(17.95	)(j)	61,152	2.06	2.07	(1.32)	199
6/30/2008	24.42	(0.27)	(3.80)	(4.07)	—	(3.25)	(3.25)	—	(b)	17.10		(18.64)		83,843	2.06	2.06	(1.32)	199
6/30/2007	20.18	(0.38)	5.16	4.78	—	(0.54)	(0.54)	—	(b)	24.42		23.97		147,960	2.07	2.07	(1.75)	148
6/30/2006	17.72	(0.35)	2.81	2.46	—	—	—	—	(b)	20.18	(g)	13.88	(g)	139,516	2.07	2.07	(1.77)	171
6/30/2005	16.89	(0.30)	1.13	0.83	—	—	—	—		17.72		4.91	(d)	145,669	2.06	2.06	(1.79)	139

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.71%.
(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 4.90%.
(e)	Payments from Affiliates increased the end of year net asset value by $0.02 per share and the total return by 0.10%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $25.45 and 14.68%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.17 and 13.81%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.16 and 13.75%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.38 per share and the total return by 1.67%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.47 and (18.99)%, respectively.
(i)	Capital infusion from Affiliate increased the end of year net asset value by $0.29 per share and the total return by 1.70%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.75 and (19.59)%, respectively.
(j)	Capital infusion from Affiliate increased the end of year net asset value by $0.28 per share and the total return by 1.64%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.75 and (19.59)%, respectively.

188	Allianz Funds

															Ratio of	Ratio of
															Expenses to	Expenses to
						Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Target Fund
Class A
6/30/2009	$23.01	$(0.08)	$(9.61)	$(9.69)	$—	$(1.66)	$(1.66)	$—	(b)	$11.66	(i)	(40.24	)%(i)	$93,101	1.21%	1.22%	(0.62)%	130%
6/30/2008	24.98	(0.14)	0.55	0.41	—	(2.38)	(2.38)	—	(b)	23.01		1.27		182,525	1.21	1.21	(0.57)	122
6/30/2007	19.71	(0.12)	5.39	5.27	—	—	—	—	(b)	24.98		26.74		175,023	1.21	1.21	(0.55)	114
6/30/2006	17.84	(0.15)	2.02	1.87	—	—	—	—	(b)	19.71	(f)	10.48	(f)	169,007	1.22	1.22	(0.75)	134
6/30/2005	17.17	(0.12)	0.79	0.67	—	—	—	—		17.84		3.90	(c)	186,300	1.21	1.21	(0.70)	103
Class B
6/30/2009	19.28	(0.16)	(8.11)	(8.27)	—	(1.66)	(1.66)	—	(b)	9.35	(j)	(40.71	)(j)	7,993	1.97	1.97	(1.40)	130
6/30/2008	21.44	(0.28)	0.50	0.22	—	(2.38)	(2.38)	—	(b)	19.28		0.55		25,133	1.96	1.96	(1.36)	122
6/30/2007	17.04	(0.24)	4.64	4.40	—	—	—	—	(b)	21.44		25.82		50,506	1.96	1.96	(1.31)	114
6/30/2006	15.55	(0.25)	1.74	1.49	—	—	—	—	(b)	17.04	(g)	9.58	(g)	62,324	1.97	1.97	(1.50)	134
6/30/2005	15.07	(0.21)	0.69	0.48	—	—	—	—		15.55		3.19	(d)	80,594	1.96	1.96	(1.45)	103
Class C
6/30/2009	19.28	(0.15)	(8.12)	(8.27)	—	(1.66)	(1.66)	—	(b)	9.35	(k)	(40.68	)(k)	175,813	1.97	1.97	(1.38)	130
6/30/2008	21.44	(0.27)	0.49	0.22	—	(2.38)	(2.38)	—	(b)	19.28		0.50		373,169	1.96	1.96	(1.33)	122
6/30/2007	17.04	(0.24)	4.64	4.40	—	—	—	—	(b)	21.44		25.82		432,836	1.96	1.96	(1.30)	114
6/30/2006	15.54	(0.25)	1.75	1.50	—	—	—	—	(b)	17.04	(h)	9.65	(h)	422,314	1.97	1.97	(1.50)	134
6/30/2005	15.07	(0.21)	0.68	0.47	—	—	—	—		15.54		3.12	(e)	489,743	1.96	1.96	(1.45)	103

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.88%.
(d)	Repayments by the Adviser increased the total return by 0.03%.
(e)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.10%.
(f)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $19.71 and 10.46%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $17.04 and 9.56%, respectively.
(h)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $17.04 and 9.63%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.20 per share and the total return by 1.03%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.46 and (41.27)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.17 per share and the total return by 1.08%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $9.18 and (41.79)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.17 per share and the total return by 1.08%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $9.18 and (41.76)%, respectively.

Prospectus	189

Financial Highlights (continued)

			Net Realized			Distributions to								Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total			Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value		End	Expenses to	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Average	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Disciplined International Equity Fund
Class A
6/30/2009	$14.12	$0.11	$(4.41)	$(4.30)	$(0.17)	$—	$(0.17)	$—	(b)	$9.65	(30.29)%	$11,190	1.37%	1.14%	34%
6/30/2008	15.41	0.14	(1.27)	(1.13)	(0.16)	—	(0.16)	—	(b)	14.12	(7.42)	23,718	1.37	0.90	51
6/30/2007	12.69	0.13	2.71	2.84	(0.12)	—	(0.12)	—	(b)	15.41	22.43	21,738	1.37	0.91	52
6/30/2006	9.96	0.08	2.82	2.90	(0.17)	—	(0.17)	—	(b)	12.69	29.25	17,672	1.38	0.64	79
6/30/2005	9.30	0.11	0.64	0.75	(0.09)	—	(0.09)	—		9.96	8.09	12,370	1.53 (c)	1.08	138
Class B
6/30/2009	13.81	0.02	(4.28)	(4.26)	—	—	—	—	(b)	9.55	(30.85)	5,029	2.13	0.25	34
6/30/2008	15.09	—	(1.22)	(1.22)	(0.06)	—	(0.06)	—	(b)	13.81	(8.10)	14,150	2.12	(0.03)	51
6/30/2007	12.45	0.02	2.66	2.68	(0.04)	—	(0.04)	—	(b)	15.09	21.50	16,240	2.12	0.16	52
6/30/2006	9.80	—	2.76	2.76	(0.11)	—	(0.11)	—	(b)	12.45	28.38	12,660	2.13	0.02	79
6/30/2005	9.19	0.03	0.64	0.67	(0.06)	—	(0.06)	—		9.80	7.30	6,542	2.28 (c)	0.36	138
Class C
6/30/2009	13.90	0.05	(4.35)	(4.30)	(0.06)	—	(0.06)	—	(b)	9.54	(30.91)	18,604	2.12	0.48	34
6/30/2008	15.16	(0.02)	(1.20)	(1.22)	(0.04)	—	(0.04)	—	(b)	13.90	(8.07)	33,116	2.12	(0.10)	51
6/30/2007	12.50	0.02	2.68	2.70	(0.04)	—	(0.04)	—	(b)	15.16	21.50	45,029	2.12	0.13	52
6/30/2006	9.81	(0.02)	2.79	2.77	(0.08)	—	(0.08)	—	(b)	12.50	28.36	39,409	2.13	(0.17)	79
6/30/2005	9.20	0.02	0.65	0.67	(0.06)	—	(0.06)	—		9.81	7.25	32,649	2.29 (c)	0.23	138

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

190	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
						Distributions to							Average	Average	Ratio of Net
	Net Asset	Net	Net Realized	Total Income	Dividends	Shareholders	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	(Loss) from	from Net	from Net	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Resources Fund
Class A
6/30/2009	$25.96	$(0.02)	$(13.35)	$(13.37)	$(0.03)	$(0.61)	$(0.64)	$—	(b)	$11.95	(51.07)%	$11,395	1.47%	1.47%	(0.13)%	158%
6/30/2008	19.59	0.07	6.88	6.95	—	(0.61)	(0.61)	0.03		25.96	36.07	29,504	1.46	1.46	0.32	75
6/30/2007	17.06	(0.08)	3.95	3.87	(0.02)	(1.33)	(1.35)	0.01		19.59	24.30	5,327	1.47	1.47	(0.47)	111
3/31/2006† – 6/30/2006	16.42	— (b)	0.64	0.64	—	—	—	—	(b)	17.06	3.90	1,290	1.45 *	1.45 *	0.03 *	128
Class C
6/30/2009	25.51	(0.12)	(13.09)	(13.21)	—	(0.61)	(0.61)	—	(b)	11.69	(51.37)	8,187	2.22	2.22	(0.87)	158
6/30/2008	19.39	(0.08)	6.79	6.71	—	(0.61)	(0.61)	0.02		25.51	35.14	20,802	2.21	2.21	(0.36)	75
6/30/2007	17.03	(0.21)	3.91	3.70	(0.02)	(1.33)	(1.35)	0.01		19.39	23.30	4,525	2.22	2.22	(1.23)	111
3/31/2006† – 6/30/2006	16.42	(0.03)	0.64	0.61	—	—	—	—	(b)	17.03	3.71	736	2.20 *	2.20 *	(0.71)*	128

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Amount less than $0.01 per share.

Prospectus	191

Financial Highlights (continued)

												Ratio of	Ratio of
												Expenses to	Expenses to
			Net Realized/		Distributions to							Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Shareholders	Total			Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Dividends	Fund		Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Realized	and	Redemption		End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Gains	Distributions	Fees(a)		of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Small-Cap Fund
Class A
6/30/2009	$25.52	$(0.08)	$(9.63)	$(9.71)	$—	$—	$—	(b)	$15.81	(38.07)%	$21,515	1.77%	1.79%	(0.47)%	124%
6/30/2008	34.78	(0.16)	(6.44)	(6.60)	(2.66)	(2.66)	—	(b)	25.52	(20.20)	63,178	1.77	1.77	(0.53)	100
6/30/2007	27.88	(0.12)	7.02	6.90	—	—	—	(b)	34.78	24.75	98,080	1.76	1.76	(0.39)	80
6/30/2006	22.48	(0.14)	5.53	5.39	—	—	0.01		27.88 (d)	24.02 (d)	71,293	1.77	1.77	(0.52)	73
6/30/2005	19.63	(0.08)	2.92	2.84	—	—	0.01		22.48	14.52	25,389	1.84 (c)	1.84 (c)	(0.38)	96
Class B
6/30/2009	24.34	(0.20)	(9.17)	(9.37)	—	—	—	(b)	14.97	(38.52)	11,064	2.52	2.54	(1.22)	124
6/30/2008	33.53	(0.38)	(6.15)	(6.53)	(2.66)	(2.66)	—	(b)	24.34	(20.77)	31,948	2.52	2.52	(1.29)	100
6/30/2007	27.08	(0.34)	6.79	6.45	—	—	—	(b)	33.53	23.77	57,203	2.52	2.52	(1.16)	80
6/30/2006	21.99	(0.33)	5.41	5.08	—	—	0.01		27.08 (e)	23.19 (e)	48,365	2.52	2.52	(1.28)	73
6/30/2005	19.35	(0.23)	2.86	2.63	—	—	0.01		21.99	13.64	17,637	2.59 (c)	2.59 (c)	(1.11)	96
Class C
6/30/2009	24.33	(0.20)	(9.17)	(9.37)	—	—	—	(b)	14.96	(38.51)	11,267	2.52	2.54	(1.22)	124
6/30/2008	33.52	(0.38)	(6.15)	(6.53)	(2.66)	(2.66)	—	(b)	24.33	(20.79)	34,014	2.52	2.52	(1.28)	100
6/30/2007	27.07	(0.34)	6.79	6.45	—	—	—	(b)	33.52	23.79	57,007	2.52	2.52	(1.13)	80
6/30/2006	21.98	(0.34)	5.42	5.08	—	—	0.01		27.07 (f)	23.16 (f)	40,499	2.52	2.52	(1.32)	73
6/30/2005	19.34	(0.25)	2.88	2.63	—	—	0.01		21.98	13.65	19,212	2.60 (c)	2.60 (c)	(1.22)	96

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.88 and 24.01%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.08 and 23.14%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.07 and 23.15%, respectively.

192	Allianz Funds

							Distributions to									Ratio of Net
	Net Asset	Net	Net Realized		Dividends		Shareholders	Total			Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net		from Net	Dividends	Fund		Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment		Realized	and	Redemption		End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income		Gains	Distributions	Fees(a)		of Period	Return	(000s)	Net Assets		Net Assets	Rate

RCM Large-Cap Growth Fund
Class A
6/30/2009	$12.94	$0.04	$(2.66)	$(2.62)	$(0.03)		$(0.22)	$(0.25)	$—	(b)	$10.07	(19.87)%	$38,641	1.12%		0.40%	61%
6/30/2008	15.04	0.02	(0.89)	(0.87)	(0.03)		(1.20)	(1.23)	—	(b)	12.94	(6.81)	48,172	1.11		0.16	69
6/30/2007	13.67	0.02	2.13	2.15	(0.04)		(0.74)	(0.78)	—	(b)	15.04	16.06	51,136	1.11		0.11	54
6/30/2006	12.68	— (b)	0.99	0.99	—	(b)	—	—	—	(b)	13.67	7.82	56,247	1.12		0.01	74
6/30/2005	12.13	0.02	0.54	0.56	(0.01)		—	(0.01)	—		12.68	4.65	43,387	1.18	(c)	0.17	118
Class B
6/30/2009	12.41	(0.03)	(2.55)	(2.58)	—		(0.22)	(0.22)	—	(b)	9.61	(20.47)	4,714	1.87		(0.36)	61
6/30/2008	14.55	(0.08)	(0.86)	(0.94)	—		(1.20)	(1.20)	—	(b)	12.41	(7.52)	8,012	1.86		(0.59)	69
6/30/2007	13.30	(0.09)	2.08	1.99	—		(0.74)	(0.74)	—	(b)	14.55	15.30	10,770	1.86		(0.64)	54
6/30/2006	12.44	(0.10)	0.96	0.86	—	(b)	—	—	—	(b)	13.30	6.92	11,034	1.87		(0.73)	74
6/30/2005	11.98	(0.07)	0.53	0.46	—		—	—	—		12.44	3.84	8,357	1.93	(c)	(0.59)	118
Class C
6/30/2009	12.44	(0.03)	(2.56)	(2.59)	—		(0.22)	(0.22)	—	(b)	9.63	(20.50)	6,151	1.87		(0.35)	61
6/30/2008	14.57	(0.08)	(0.85)	(0.93)	—		(1.20)	(1.20)	—	(b)	12.44	(7.44)	8,407	1.86		(0.59)	69
6/30/2007	13.33	(0.09)	2.07	1.98	—		(0.74)	(0.74)	—	(b)	14.57	15.19	10,862	1.86		(0.64)	54
6/30/2006	12.46	(0.10)	0.97	0.87	—	(b)	—	—	—	(b)	13.33	6.99	10,312	1.87		(0.74)	74
6/30/2005	12.00	(0.07)	0.53	0.46	—		—	—	—		12.46	3.83	7,857	1.93	(c)	(0.59)	118
Class R
6/30/2009	12.91	0.02	(2.66)	(2.64)	—		(0.22)	(0.22)	—	(b)	10.05	(20.13)	3,980	1.37		0.16	61
6/30/2008	15.03	(0.01)	(0.91)	(0.92)	—		(1.20)	(1.20)	—	(b)	12.91	(7.06)	4,668	1.36		(0.09)	69
6/30/2007	13.64	(0.02)	2.15	2.13	—		(0.74)	(0.74)	—	(b)	15.03	15.88	4,916	1.36		(0.14)	54
6/30/2006	12.69	(0.01)	0.96	0.95	—	(b)	—	—	—	(b)	13.64	7.46	4,346	1.50		(0.06)	74
6/30/2005	12.16	(0.01)	0.54	0.53	—		—	—	—		12.69	4.39	109	1.43	(c)	(0.11)	118

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

Prospectus	193

Financial Highlights (continued)

						Distributions to										Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total			Net Asset			Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund		Value			End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption		End		Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return	(000s)	Net Assets		Net Assets	Rate

RCM Mid-Cap Fund
Class A
6/30/2009	$2.67	$— (b)	$(0.71)	$(0.71)	$—	$(0.01)	$(0.01)	$—	(b)	$1.95		(26.34)%	$2,608	1.14%		(0.20)%	139%
6/30/2008	2.87	(0.01)	(0.16)	(0.17)	—	(0.03)	(0.03)	—	(b)	2.67		(6.40)	3,146	1.13		(0.35)	107
6/30/2007	2.89	(0.01)	0.57	0.56	—	(0.58)	(0.58)	—	(b)	2.87		21.69	3,640	1.17		(0.49)	102
6/30/2006	2.58	(0.02)	0.33	0.31	—	—	—	—	(b)	2.89	(d)	12.02 (d)	4,046	1.15		(0.52)	161
6/30/2005	2.48	(0.01)	0.11	0.10	—	—	—	—		2.58		4.03	3,336	1.22	(c)	(0.59)	147
Class B
6/30/2009	2.56	(0.02)	(0.67)	(0.69)	—	(0.01)	(0.01)	—	(b)	1.86		(26.98)	1,260	1.89		(0.96)	139
6/30/2008	2.78	(0.03)	(0.16)	(0.19)	—	(0.03)	(0.03)	—	(b)	2.56		(6.97)	1,913	1.89		(1.11)	107
6/30/2007	2.83	(0.03)	0.56	0.53	—	(0.58)	(0.58)	—	(b)	2.78		21.08	2,412	1.92		(1.24)	102
6/30/2006	2.55	(0.04)	0.32	0.28	—	—	—	—	(b)	2.83	(e)	10.98 (e)	2,655	1.90		(1.26)	161
6/30/2005	2.47	(0.03)	0.11	0.08	—	—	—	—		2.55		3.24	1,642	1.98	(c)	(1.35)	147
Class C
6/30/2009	2.55	(0.02)	(0.67)	(0.69)	—	(0.01)	(0.01)	—	(b)	1.85		(27.09)	2,042	1.88		(0.95)	139
6/30/2008	2.77	(0.03)	(0.16)	(0.19)	—	(0.03)	(0.03)	—	(b)	2.55		(6.99)	2,264	1.89		(1.11)	107
6/30/2007	2.82	(0.03)	0.56	0.53	—	(0.58)	(0.58)	—	(b)	2.77		21.17	2,764	1.92		(1.25)	102
6/30/2006	2.54	(0.04)	0.32	0.28	—	—	—	—	(b)	2.82	(f)	11.02 (f)	3,483	1.90		(1.26)	161
6/30/2005	2.47	(0.03)	0.10	0.07	—	—	—	—		2.54		2.83	2,335	1.98	(c)	(1.35)	147
Class R
6/30/2009	2.69	(0.01)	(0.70)	(0.71)	—	(0.01)	(0.01)	—	(b)	1.97		(26.42)	76	1.38		(0.36)	139
6/30/2008	2.91	(0.02)	(0.17)	(0.19)	—	(0.03)	(0.03)	—	(b)	2.69		(6.66)	24	1.39		(0.73)	107
6/30/2007	2.92	(0.02)	0.59	0.57	—	(0.58)	(0.58)	—	(b)	2.91		21.86	231	1.38		(0.70)	102
6/30/2006	2.62	(0.02)	0.32	0.30	—	—	—	—	(b)	2.92	(g)	11.45 (g)	185	1.40		(0.78)	161
6/30/2005	2.53	(0.02)	0.11	0.09	—	—	—	—		2.62		3.56	136	1.46	(c)	(0.77)	147

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.87 and 11.38%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.81 and 10.34%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.65%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.80 and 10.37%, respectively.
(g)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 10.82%, respectively.

194	Allianz Funds

						Distributions to							Ratio of Net
	Net Asset		Net Realized		Dividends	Shareholders	Total		Net Asset		Net Assets	Ratio of	Investment
	Value	Net	and Change	Total from	from Net	from Net	Dividends	Fund	Value		End	Expenses to	Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	Realized	and	Redemption	End	Total	of Period	Average	Average	Turnover
for the period ended:	of Period	Loss(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)	of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Strategic Growth Fund
Class A
6/30/2009	$15.65	$(0.06)	$(3.25)	$(3.31)	$—	$—	$—	$— (b)	$12.34	(21.15)%	$2,051	1.71%	(0.51)%	139%
6/30/2008	16.18	(0.12)	0.10	(0.02)	—	(0.51)	(0.51)	—	15.65	(0.46)	2,273	1.80	(0.72)	107
6/30/2007	13.56	(0.05)	2.67	2.62	—	—	—	—	16.18	19.23	810	1.69	(0.37)	177
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—	—	13.56	(9.53)	403	1.64 *	(0.44)*	113
Class C
6/30/2009	15.37	(0.15)	(3.18)	(3.33)	—	—	—	— (b)	12.04	(21.67)	553	2.47	(1.27)	139
6/30/2008	16.02	(0.24)	0.10	(0.14)	—	(0.51)	(0.51)	—	15.37	(1.28)	488	2.56	(1.47)	107
6/30/2007	13.53	(0.16)	2.65	2.49	—	—	—	—	16.02	18.39	68	2.42	(1.03)	177
3/31/2006† – 6/30/2006	15.00	(0.05)	(1.42)	(1.47)	—	—	—	—	13.53	(9.73)	9	2.48 *	(1.47)*	113

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	195

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
			Net Realized			Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total			Net Asset				Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value				End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption		End		Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period		Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Technology Fund
Class A
6/30/2009	$42.11	$(0.13)	$(10.27)	$(10.40)	$—	$(2.76)	$(2.76)	$—	(b)	$28.95	(g)	(22.63	)%(g)	$297,181	1.66%	1.66%	(0.47)%	251%
6/30/2008	45.29	(0.30)	(1.00)	(1.30)	—	(1.89)	(1.89)	0.01		42.11		(3.58)		436,692	1.65	1.65	(0.65)	269
6/30/2007	36.18	(0.35)	9.46	9.11	—	—	—	—	(b)	45.29		25.18		383,969	1.66	1.66	(0.90)	209
6/30/2006	33.61	(0.44)	3.00	2.56	—	—	—	0.01		36.18	(d)	7.65	(d)	328,815	1.64	1.64	(1.15)	272
6/30/2005	32.53	(0.39)	1.46	1.07	—	—	—	0.01		33.61		3.32		293,550	1.71 (c)	1.71 (c)	(1.19)	238
Class B
6/30/2009	40.04	(0.34)	(9.81)	(10.15)		(2.76)	(2.76)	—	(b)	27.13	(g)	(23.19	)(g)	16,529	2.41	2.41	(1.23)	251
6/30/2008	43.47	(0.64)	(0.91)	(1.55)	—	(1.89)	(1.89)	0.01		40.04		(4.32)		33,229	2.40	2.40	(1.42)	269
6/30/2007	34.98	(0.64)	9.13	8.49	—	—	—	—	(b)	43.47		24.24		66,220	2.41	2.41	(1.69)	209
6/30/2006	32.75	(0.70)	2.92	2.22	—	—	—	0.01		34.98	(e)	6.84	(e)	117,008	2.39	2.39	(1.91)	272
6/30/2005	31.94	(0.55)	1.36	0.81	—	—	—	—		32.75		2.54		161,675	2.40 (c)	2.40 (c)	(1.69)	238
Class C
6/30/2009	40.02	(0.33)	(9.81)	(10.14)		(2.76)	(2.76)	—	(b)	27.12	(g)	(23.20	)(g)	99,134	2.41	2.41	(1.22)	251
6/30/2008	43.45	(0.63)	(0.92)	(1.55)	—	(1.89)	(1.89)	0.01		40.02		(4.32)		155,023	2.40	2.40	(1.41)	269
6/30/2007	34.97	(0.63)	9.11	8.48	—	—	—	—	(b)	43.45		24.25		174,303	2.41	2.41	(1.66)	209
6/30/2006	32.73	(0.70)	2.93	2.23	—	—	—	0.01		34.97	(f)	6.84	(f)	192,675	2.39	2.39	(1.90)	272
6/30/2005	31.91	(0.57)	1.38	0.81	—	—	—	0.01		32.73		2.57		219,872	2.40 (c)	2.40 (c)	(1.74)	238

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $36.16 and 7.58%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $36.65 and 7.75%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $34.95 and 6.77%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value and total return by less than $0.01 per share and 0.01%, respectively.

196	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized	Total		Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	and Change in	Income	Dividends	Shareholders	Total			Net Asset			Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	Unrealized	(Loss) from	from Net	from Net	Dividends	Fund		Value			End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption		End	Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period Ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)		of Period	Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Wellness Fund
Class A
6/30/2009	$22.14	$(0.08)	$(3.48)	$(3.56)	$—	$—	$—	$—	(b)	$18.58	(16.08)%		$11,635	1.51%	1.52%	(0.44)%	365%
6/30/2008	23.82	(0.19)	(1.49)	(1.68)	—	—	—	—	(b)	22.14	(7.05)		9,241	1.52	1.52	(0.81)	171
6/30/2007	21.23	(0.09)	2.68	2.59	—	—	—	—	(b)	23.82	12.20		11,879	1.55 (g)	1.55 (g)	(0.38)	254
6/30/2006	21.19	(0.11)	0.15	0.04	—	—	—	—	(b)	21.23 (d)	0.19	(d)	14,526	1.57	1.57	(0.49)	280
6/30/2005	20.80	(0.05)	0.44	0.39	—	—	—	—		21.19	1.88		18,752	1.60 (c)	1.60 (c)	(0.25)	210
Class B
6/30/2009	21.09	(0.21)	(3.32)	(3.53)	—	—	—	—	(b)	17.56	(16.74)		5,229	2.26	2.28	(1.19)	365
6/30/2008	22.86	(0.35)	(1.42)	(1.77)	—	—	—	—	(b)	21.09	(7.74)		4,705	2.27	2.27	(1.56)	171
6/30/2007	20.53	(0.25)	2.58	2.33	—	—	—	—	(b)	22.86	11.35		6,183	2.30 (g)	2.30 (g)	(1.13)	254
6/30/2006	20.64	(0.27)	0.16	(0.11)	—	—	—	—	(b)	20.53 (e)	(0.53	)(e)	8,043	2.32	2.32	(1.24)	280
6/30/2005	20.41	(0.21)	0.44	0.23	—	—	—	—		20.64	1.13		9,725	2.35 (c)	2.35 (c)	(1.02)	210
Class C
6/30/2009	21.10	(0.21)	(3.32)	(3.53)	—	—	—	—	(b)	17.57	(16.73)		7,528	2.25	2.26	(1.19)	365
6/30/2008	22.87	(0.35)	(1.42)	(1.77)	—	—	—	—	(b)	21.10	(7.74)		4,895	2.27	2.27	(1.56)	171
6/30/2007	20.53	(0.25)	2.59	2.34	—	—	—	—		22.87	11.34		5,554	2.30 (g)	2.30 (g)	(1.13)	254
6/30/2006	20.64	(0.27)	0.16	(0.11)	—	—	—	—	(b)	20.53 (e)	(0.53	)(e)	7,444	2.32	2.32	(1.24)	280
6/30/2005	20.42	(0.21)	0.43	0.22	—	—	—	—		20.64	1.08		9,875	2.35 (c)	2.35 (c)	(1.02)	210

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $21.23 and 0.17%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.53 and (0.55)%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.22 and 0.22%, respectively.
(g)	Effective January 1, 2007, the Advisory Fee was reduce by 0.05%.

Prospectus	197

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund’s Fund Summary compares the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that are used in each Fund Summary. The sub-section below titled “Share Class Performance” describes the calculation of each Fund’s class-by-class performance.

Index Descriptions	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008, this index was published by Lehman Brothers. It is not possible to invest directly in the index.

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is an unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International World Small-Cap Index (“MSCI-WSCI”) is an unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

198	Allianz Funds

The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell Micro Cap Growth Index is a capitalization weighted broad based index of 2,000 micro capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index.

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived.

The World Healthcare & Consumer Blended Benchmark represents the performance of a hypothetical index developed by the Adviser. This blended benchmark is comprised of three underlying indices in the following

Prospectus	199

proportions: 70% MSCI World Healthcare Index, 15% MSCI World Consumer Discretionary Index and 15% MSCI World Consumer Staples Index. It is not possible to invest directly in the blended benchmark or in the indices from which it is derived.

Lipper Average Descriptions	The Lipper Emerging Markets Funds Average is a total return performance average of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities. It does not take into account sales charges.

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in the exploration, development, production, or distribution of natural resources (including oil, natural gas, and base minerals) and/or alternative energy sources (including solar, wind, hydro, tidal, and geothermal). It does not take into account sales charges.

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into account sales charges.

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. It does not take into account sales charges.

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology. It does not take into account sales charges.

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have a below-average price-to-cash flow ratio, price to- book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

200	Allianz Funds

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price to- book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per- share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. It does not take into account sales charges.

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

Prospectus	201

The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. It does not take into account sales charges.

The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

U.S. Diversified Equity Large Cap Floor
Lipper will apply the familiar “70% rule” to the Russell 3000 Index to determine the large-cap floor. All the stocks of the Russell 3000 will be ranked by descending order of market cap, the total market capitalization of the index will be computed by summing each constituent stock’s capitalization, and then the large-cap/mid-cap breakpoint will be calculated by adding each stock’s capitalization weight until the 70th percentile of the total capitalization is reached.

U.S. Diversified Equity Small Cap Ceiling
The small-cap ceiling will be determined in the same process as the USDE Large Cap Floor using the 85th percentile of the total capitalization of the Russell 3000 Index to determine the mid-cap/small-cap breakpoint.

Lipper Global/International Large Cap Floors
The market capitalization breakpoints are calculated monthly using the S&P/Citigroup World Broad Market ex-U.S. Index (for international classifications) and the S&P/Citigroup World Broad Market Index (for global classifications). The large-cap floor is calculated using the month-end index components and their market capitalizations. Once the components and their market capitalizations are retrieved they are arrayed in descending order by market capitalization. The market capitalization associated with the company in the 75th percentile is named the small-cap ceiling. The market capitalization of this security is multiplied by 400% to find the large-cap floor. Each of these ceilings is rounded to the nearest $100 million.

Share Class Performance	Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus. As discussed in the SAI, and in this Prospectus, several of the Funds have had adviser and sub-adviser changes during the periods for which performance is shown. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. Those Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.

For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to a Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of a Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Additional details including a presentation of actual class-by-class performance and any performance adjustments, are provided under “Additional Performance Information” in the SAI.

* * *

For the Funds listed below, Class A, Class B, Class C and Class R total return presentations in the Fund Summaries for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (which are offered in a different prospectus) adjusted to reflect the actual sales charges of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C and Class R shares. These include (i) 12b-1 distribution and servicing fees, which are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee

202	Allianz Funds

charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B, Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses. Prior to April 2, 2007, the NFJ All-Cap Value Fund had different sub-advisers, investment objectives, and principal investment strategies and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
CCM Capital Appreciation	3/8/91	Class A	1/20/97

		Class B	1/20/97

		Class R	12/31/02

CCM Focused Growth	8/31/99	Class A	7/5/06

		Class C	7/5/06

CCM Mid-Cap	8/26/91	Class A	1/13/97

		Class B	1/13/97

		Class C	1/13/97

		Class R	12/31/02

NFJ All-Cap Value	7/19/02	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

NFJ Large-Cap Value	5/8/00	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

		Class R	1/10/06

NFJ Dividend Value	5/8/00	Class A	10/31/01

		Class B	10/31/01

		Class C	10/31/01

		Class R	12/31/02

NFJ Small-Cap Value	10/1/91	Class A	1/20/97

		Class B	1/20/97

		Class C	1/20/97

		Class R	12/31/02

NFJ International Value	1/31/03	Class A	3/31/05

		Class C	3/31/05

		Class R	11/01/09

NFJ Mid-Cap Value	8/21/06	Class A	8/21/06

		Class C	8/21/06

* Average annual total return presentations in the Fund Summaries for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in this Prospectus.

The following Funds were each a series of PIMCO Advisors Funds prior to their reorganization as Funds of the Trust on January 17, 1997. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the PIMCO Advisors Funds’ predecessor series. Class A, Class B and Class R average annual total return presentations in the Fund Summaries for the NFJ Renaissance, AGIC Growth and AGIC Opportunity Funds reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class R shares) of the newer class. For the AGIC Target Fund, average annual total return presentations in the Fund Summary reflects the prior performance of Class A shares of the Fund, adjusted to reflect the actual sales charges of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses. Prior to November 1, 2006, the AGIC Growth, AGIC Opportunity and AGIC Target Funds had different sub-advisers and would not necessarily have achieved the same performance results under its current investment management arrangements. Prior to June 8, 2009, the NFJ Renaissance Fund had different

Prospectus	203

sub-advisers and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
NFJ Renaissance	4/18/88	Class A	2/1/1991

		Class B	5/22/95

		Class C	4/18/88

		Class R	12/31/02

AGIC Growth	2/24/84	Class A	10/26/90

		Class B	5/23/95

		Class C	2/24/84

		Class R	12/31/02

AGIC Opportunity	2/24/84	Class A	12/17/90

		Class B	3/31/99

		Class C	2/24/84

		Class R	11/1/09

AGIC Target	12/17/92	Class A	12/17/92

		Class B	5/22/95

		Class C	12/17/92

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PIMCO Advisors Funds’ series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. Since January 17, 1997, Class A, Class B and Class C shares of the Trust have been subject to a fee structure that essentially fixes these expenses (along with certain other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described elsewhere in this Prospectus and in the Statement of Additional Information). The administrative fee is subject to breakpoints at various asset levels, as described under “Management of the Funds—Administrative Fees.” Under the current fee structure, the NFJ Renaissance Fund, AGIC Growth Fund, AGIC Target Fund and AGIC Opportunity Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PIMCO Advisors Funds (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

The following table sets forth the Inception Date of certain classes of shares of the Allianz RCM Funds (each of which, except the RCM Global Resources and RCM Strategic Growth Funds, was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002). Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the Dresdner predecessor series. For the Funds listed below offering Class A, Class B, Class C, and Class R shares, average annual total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, which are offered in a different prospectus, (with the exception of the RCM Wellness Fund, whose Class A, Class B and Class C performance information is based upon the Class D shares, which are offered in a different prospectus), adjusted to reflect the actual sales charges of the newer class. The performance information for periods prior to February 1, 2002 reflects the performance and fee arrangements of each Fund’s predecessor, revised to reflect the current fee structure of the applicable class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B, Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses. Prior to changes on September 4, 2008, the RCM Wellness Fund had different principal investment strategies and may not necessarily have achieved the same performance results under its current principal investment strategies.

204	Allianz Funds

Fund	Inception Date of Fund	Class	Inception Date of Class
RCM Wellness	12/31/96	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Global Resources	6/30/04	Class A	3/31/06

		Class C	3/31/06

RCM Global Small-Cap	12/31/96	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Technology	12/27/95	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Disciplined International Equity	5/22/95	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Large-Cap Growth	12/31/96	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

		Class R	12/31/02

RCM Mid-Cap	11/6/79	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

		Class R	12/31/02

RCM Strategic Growth	3/31/06	Class A	3/31/06

		Class C	3/31/06

The following table sets forth the inception dates of the classes of shares of the Allianz AGIC Funds. For the Funds listed in the following table, total return presentations for periods prior to the Inception Date of a class reflect the prior performance of Institutional Class shares of the Fund, which are offered in a different prospectus. The AGIC Pacific Rim, AGIC International, AGIC Emerging Markets Opportunities and AGIC Mid-Cap Growth Funds were each series of Nicholas-Applegate Institutional Funds prior to their reorganizations as Funds of the Trust on July 20, 2002, October 15, 2004, August 18, 2006 and July 27, 2007, respectively. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class A, Class B, Class C or Class R shares. For periods prior to the “Inception Date” of a particular class of the AGIC Pacific Rim Fund and the AGIC International Fund, total return presentations in the Fund Summaries for the class are based on the historical performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund and the Nicholas-Applegate International Systematic Fund, respectively, and, after the reorganizations, on the Institutional Class shares of the applicable Fund, which are offered in a different prospectus, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For periods prior to the “Inception Date” of a particular class of the AGIC Emerging Markets Opportunities Fund and the AGIC Mid-Cap Growth Fund, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund and the Nicholas-Applegate U.S. Systematic Mid-Cap Growth Fund, respectively, and, after their reorganizations, on the Institutional Class shares of the applicable Fund, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For the Funds below, the adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B, Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses.

Prospectus	205

Fund	Inception Date of Fund	Class	Inception Date of Class
AGIC Emerging Markets Opportunities	5/27/04	Class A	8/21/06

		Class C	8/21/06

AGIC Global	7/19/02	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

		Class R	12/31/02

AGIC Systematic Growth	7/19/02	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

AGIC Income & Growth	2/28/07	Class A	2/28/07

		Class C	2/28/07

AGIC International	5/7/01	Class A	10/29/04

		Class C	10/29/04

		Class R	1/10/06

AGIC Mid-Cap Growth	2/27/04	Class A	7/30/07

		Class C	7/30/07

AGIC Pacific Rim	12/31/97	Class A	7/31/02

		Class B	7/31/02

		Class C	7/31/02

206	Allianz Funds

Allianz Funds	INVESTMENT ADVISER AND ADMINISTRATOR
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS
Allianz Global Investors Capital LLC, Cadence Capital Management LLC, NFJ Investment Group LLC, RCM Capital Management LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106

LEGAL COUNSEL
Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Funds and series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105-4800

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161	AZ805_082510